UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-09903

Mellon Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	08/31

Date of reporting period:	11/30/05

FORM N-Q

Item 1.	Schedule of Investments.

MELLON LARGE CAP STOCK FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--96.7%	Shares		Value ($)

Consumer Cyclical--9.5%
Aeropostale	191,400	[a]	4,760,118
Bed Bath & Beyond	246,800	[a]	10,528,488
Best Buy	162,400		7,834,176
Chico's FAS	278,530	[a]	12,285,958
Coach	152,600	[a]	5,254,018
Coldwater Creek	154,940	[a]	4,865,116
Home Depot	172,740		7,217,077
McDonald's	310,060		10,495,531
Nordstrom	432,800		15,961,664
Outback Steakhouse	108,200		4,358,296
Starbucks	605,460	[a]	18,436,257
Starwood Hotels & Resorts Worldwide	221,200		13,382,600
Target	234,950		12,572,174
Wal-Mart Stores	495,884		24,080,127
Walgreen	391,300		17,874,584
			169,906,184

Consumer Staples--7.4%
Altria Group	306,510		22,310,863
Archer-Daniels-Midland	324,580		7,650,351
Coca-Cola	163,140		6,964,447
Fortune Brands	105,110		8,194,376
General Mills	315,940		15,016,628
Kimberly-Clark	141,020		8,317,360
PepsiCo	418,817		24,793,966
Procter & Gamble	684,943		39,171,890
			132,419,881

Energy--9.5%
Amerada Hess	129,030		15,808,756
Apache	214,290		13,988,851
ConocoPhillips	425,120		25,724,011
Devon Energy	232,712		14,009,262
Exxon Mobil	868,780		50,415,303
Occidental Petroleum	276,110		21,895,523
Suncor Energy	198,980		11,319,972
XTO Energy	400,920		16,313,435
			169,475,113

Health Care--13.0%
Abbott Laboratories	378,880		14,287,565
Aetna	155,380		14,371,096
Amgen	343,710	[a]	27,816,450
Boston Scientific	618,320	[a]	16,373,114
Fisher Scientific International	105,400	[a]	6,796,192
HCA	171,000		8,719,290
Johnson & Johnson	364,690		22,519,607
Kinetic Concepts	103,700	[a]	4,039,115
Medtronic	291,900		16,220,883
Novartis, ADR	238,400		12,492,160
Pfizer	1,442,146		30,573,495
Sanofi-Aventis, ADR	197,600		7,945,496
UnitedHealth Group	598,640		35,834,590

Wyeth	345,138		14,343,935
			232,332,988

Interest Sensitive--21.3%
Allstate	186,640		10,470,504
American Express	150,890		7,758,764
American International Group	584,340		39,232,588
Bear Stearns Cos.	79,960		8,874,760
Capital One Financial	226,370		18,802,292
Citigroup	591,239		28,704,653
Commerce Bancorp/NJ	138,800	[b]	4,676,172
Fannie Mae	193,240		9,285,182
Freddie Mac	251,630		15,714,294
General Electric	1,281,266		45,766,822
Goldman Sachs Group	167,010		21,537,610
JPMorgan Chase & Co.	958,536		36,664,002
Lehman Brothers Holdings	124,730		15,715,980
MBNA	389,650		10,430,931
Morgan Stanley	156,900		8,791,107
PNC Financial Services Group	184,500		11,765,565
Radian Group	78,250		4,425,820
Simon Property Group	138,100	[b]	10,676,511
St. Paul Travelers Cos.	495,150		23,039,330
US Bancorp	449,269		13,603,865
Wachovia	176,380		9,418,692
Wells Fargo & Co.	389,240		24,463,734
			379,819,178

Producer Goods--10.4%
Air Products & Chemicals	184,120		10,894,380
Caterpillar	262,200		15,149,916
Cia Vale do Rio Doce, ADR	261,990	[b]	11,359,886
Cooper Industries, Cl. A	105,700		7,688,618
Freeport-McMoRan Copper & Gold, Cl. B	336,980		17,560,028
General Dynamics	79,550		9,092,565
Goodrich	91,200		3,513,024
Honeywell International	298,510		10,907,555
Inco	322,990	[a,b]	14,208,330
Ingersoll-Rand, Cl. A	231,200		9,162,456
ITT Industries	82,120		8,931,371
L-3 Communications Holdings	91,200		6,794,400
Pentair	208,560		7,966,992
PPG Industries	147,560		8,961,319
3M	140,170		11,000,542
Tyco International	506,330		14,440,532
United Technologies	333,940		17,979,330
			185,611,244

Services--4.9%
Allied Waste Industries	526,400	[a,b]	4,427,024
Cendant	654,650		11,633,131
McGraw-Hill Cos.	347,720		18,446,546
News, Cl. B	917,240	[b]	14,345,634
Sprint Nextel	903,006		22,611,270
Time Warner	902,580		16,228,388
			87,691,993

Technology--16.5%
ACCO Brands	1	[a]	23
Amdocs	324,090	[a]	8,565,699
Apple Computer	146,000	[a]	9,901,720

Cisco Systems	1,599,934	[a]	28,062,842
Corning	427,600	[a]	8,658,900
Danaher	232,400		12,898,200
Dell	693,522	[a]	20,916,624
eBay	516,020	[a]	23,122,856
Electronic Arts	120,600	[a]	6,797,016
EMC/Massachusetts	814,840	[a]	11,350,721
Google, Cl. A	32,000	[a]	12,959,680
Intel	1,101,078		29,376,761
International Business Machines	90,470		8,042,783
Linear Technology	286,190		10,677,749
Marvell Technology Group	144,200	[a]	8,008,868
Microsoft	2,153,446		59,671,989
Qualcomm	525,260		23,883,572
Symantec	687,660	[a,b]	12,150,952
			295,046,955

Utilities--4.2%
Ameren	101,700	[b]	5,335,182
AT&T	377,409		9,401,258
Constellation Energy Group	204,710		10,847,583
Entergy	136,640		9,564,800
Exelon	333,840		17,373,034
PPL	334,940		9,847,236
Telefonos de Mexico, ADR	549,820		12,332,463
			74,701,556
Total Common Stocks
(cost $1,205,720,581)			1,727,005,092

Short-Term Investment--3.2%

Repurchase Agreement;
Citigroup Global Market Holdings,
4.01%, dated 11/30/2005, due 12/1/2005,
in the amount of $56,896,337 (fully
collateralized by $58,145,000
Federal Home Loan Bank, Bonds, 4%-4.80%,
3/10/2008-5/2/2008, value $58,028,026)
(cost $56,890,000)	56,890,000		56,890,000

Investment of Cash Collateral
for Securities Loaned--1.9%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $33,166,657)	33,166,657	[c]	33,166,657

Total Investments (cost $1,295,777,238)	101.8%		1,817,061,749

Liabilities, Less Cash and Receivables	(1.8%)		(31,959,128)

Net Assets	100.0%		1,785,102,621

ADR -American Depository Receipts.
[a] Non-income producing.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $31,181,607, and the total market value of the collateral held by the fund is $33,166,657.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual report previously filed with the Securities and Exchange Commission on
Form N-CSR.

MELLON INCOME STOCK FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--98.0%	Shares		Value ($)

Banking--9.1%
Bank of America	276,140		12,672,065
JPMorgan Chase & Co.	95,849		3,666,224
Wachovia	150,820		8,053,788
Washington Mutual	117,200	[a]	4,827,468
Wells Fargo & Co.	117,100	[a]	7,359,735
			36,579,280

Consumer Cyclical--4.1%
Harrah's Entertainment	66,200		4,507,558
Johnson Controls	65,890		4,576,060
Nike, Cl. B	23,100		1,970,430
Starwood Hotels & Resorts Worldwide	50,000		3,025,000
VF	16,400		929,060
Whole Foods Market	10,700	[a]	1,575,896
			16,584,004

Consumer Staples--7.1%
Altria Group	136,690		9,949,665
Coca-Cola	85,100		3,632,919
Diageo, ADR	34,800		2,023,620
Newell Rubbermaid	81,000	[a]	1,868,670
PepsiCo	27,472		1,626,342
Procter & Gamble	55,820		3,192,346
Reynolds American	34,770	[a]	3,095,225
Tupperware	132,300	[a]	3,052,161
			28,440,948

Energy--13.9%
Chevron	122,606		7,026,550
ConocoPhillips	211,060		12,771,241
Exxon Mobil	300,906		17,461,575
Halliburton	58,600		3,729,890
Helmerich & Payne	24,900		1,444,698
Marathon Oil	43,300		2,567,257
Occidental Petroleum	64,110		5,083,923
Sunoco	74,980		5,788,456
			55,873,590

Health Care--7.5%
Abbott Laboratories	117,900		4,446,009
Aetna	49,040		4,535,710
Bristol-Myers Squibb	91,600		1,977,644
Eli Lilly & Co.	145,760		7,360,880
GlaxoSmithKline, ADR	55,500		2,751,135
Novartis, ADR	28,270		1,481,348
Pfizer	200,168		4,243,562
Wyeth	87,789		3,648,511
			30,444,799

Interest Sensitive--24.4%
Allstate	67,100		3,764,310
American International Group	117,600		7,895,664
Arthur J. Gallagher & Co.	83,300	[a]	2,536,485
Chubb	22,290		2,158,564
Citigroup	296,055		14,373,470
Compass Bancshares	49,200		2,384,232
General Electric	370,692		13,241,118
H&R Block	142,940		3,493,454
Hartford Financial Services Group	60,640		5,298,117
Lehman Brothers Holdings	30,606		3,856,356
Mack-Cali Realty	18,700		825,979
MBNA	142,300		3,809,371
Merrill Lynch & Co.	59,770		3,969,923
New York Community Bancorp	115,600		1,924,740
North Fork Bancorporation	80,400		2,170,800
Plum Creek Timber	149,070		5,807,767
Prologis	89,600	[a]	4,064,256
Simon Property Group	25,860		1,999,237
St. Paul Travelers Cos.	76,501		3,559,591
T Rowe Price Group	35,200		2,532,640
US Bancorp	200,406		6,068,294
XL Capital, Cl. A	38,400		2,548,992
			98,283,360

Producer Goods--8.0%
Air Products & Chemicals	33,360		1,973,911
Burlington Northern Santa Fe	37,600		2,488,368
Emerson Electric	27,500		2,079,275
General Dynamics	27,300		3,120,390
Goodrich	23,500		905,220
Honeywell International	80,200		2,930,508
Lincoln Electric Holdings	33,300		1,358,973
Monsanto	63,140		4,626,268
Olin	83,700		1,611,225
Raytheon	38,200		1,467,644
Rockwell Automation	80,700		4,553,901
Sherwin-Williams	30,710		1,346,326
United Technologies	67,696	[a]	3,644,753
			32,106,762

Services--7.6%
Alltel	85,550		5,717,306
Automatic Data Processing	98,700		4,638,900
EW Scripps, Cl. A	60,500		2,804,175
McGraw-Hill Cos.	97,634		5,179,484
Regal Entertainment Group, Cl. A	153,100	[a]	3,097,213
RR Donnelley & Sons	115,280		3,942,576
Vodafone Group, ADR	243,100		5,238,805
			30,618,459

Technology--5.3%
Hewlett-Packard	208,530		6,187,085
Intel	62,726		1,673,530
Intersil, Cl. A	100,000	[a]	2,565,000
Lucent Technologies (Warrants)	2,788	[b]	1,728

Microchip Technology	96,100	[a]	3,205,896
Microsoft	112,300		3,111,833
Nokia, ADR	109,600		1,871,968
Pitney Bowes	36,600		1,524,756
Qualcomm	24,200		1,100,374
			21,242,170

Utilities--11.0%
AT&T	317,415		7,906,808
Cinergy	49,400		2,029,352
Citizens Communications	224,700	[a]	2,932,335
Constellation Energy Group	71,400		3,783,486
Dominion Resources/VA	21,700		1,648,115
Exelon	108,640		5,653,626
NSTAR	80,500		2,261,245
PG & E	140,000		5,149,200
PPL	158,880		4,671,072
Southern	48,200		1,673,022
Verizon Communications	206,491		6,603,582
			44,311,843

Total Common Stocks
(cost $290,428,235)			394,485,215

	Principal
Short-Term Investment--1.9%	Amount($)		Value($)

Repurchase Agreement;
Citigroup Global Market Holdings,
4.01%, dated 11/30/2005, due 12/1/2005
in the amount of $7,630,850
(fully collateralized by $7,745,000 of
Federal Home Loan Bank, Bonds,
4.70%, due 8/10/2010, value $7,783,656)
(cost $7,630,000)	7,630,000		7,630,000

Investment of Cash Collateral
for Securities Loaned--6.2%	Shares		Value($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $24,972,604)	24,972,604	[c]	24,972,604

Total Investments (cost $323,030,839)	106.1%		427,087,819

Liabilities, Less Cash and Receivables	(6.1%)		(24,414,146)

Net Assets	100.0%		402,673,673

ADR - American Depository Receipts.
[a] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $23,996,284 and the total market value of the collateral held is $24,972,604.
[b] Non-income producing.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON MID CAP STOCK FUND STATEMENT OF INVESTMENTS November 30, 2005 (Unaudited)
Common Stocks--99.4%	Shares		Value ($)

Advertising--.2%
Clear Channel Outdoor Holdings, Cl. A	175,000	[a]	3,552,500

Construction--2.1%
Jacobs Engineering Group	199,900	[a]	12,987,503
Texas Industries	86,200		4,299,656
Toll Brothers	256,500	[a]	8,823,600
Vulcan Materials	103,100		6,876,770
			32,987,529

Consumer Cyclical--10.7%
Advance Auto Parts	275,550	[a]	11,666,787
BorgWarner	142,240		8,534,400
Brunswick	118,300		4,648,007
Cheesecake Factory	275,900	[a]	10,108,976
Chico's FAS	489,900	[a]	21,609,489
Coldwater Creek	283,500	[a]	8,901,900
Dick's Sporting Goods	241,400	[a]	8,475,554
Genuine Parts	138,900		6,154,659
GTECH Holdings	129,500		3,962,700
Harman International Industries	119,300		11,631,750
Hilton Hotels	655,800		14,375,136
Nordstrom	208,300		7,682,104
O'Reilly Automotive	244,800	[a]	7,451,712
Oshkosh Truck	164,000		7,368,520
Outback Steakhouse	286,500		11,540,220
Polo Ralph Lauren	215,700		11,561,520
Urban Outfitters	418,400	[a]	12,911,824
			168,585,258

Consumer Staples--2.3%
Constellation Brands, Cl. A	328,800	[a]	7,766,256
Loews - Carolina Group	96,100		3,868,025
Pepsi Bottling Group	270,500		7,979,750
Performance Food Group	245,400	[a]	6,969,360
Supervalu	1		33
Tupperware	374,900		8,648,943
			35,232,367

Electronics--.4%
L-3 Communications Holdings	84,200		6,272,900

Energy--10.3%
Denbury Resources	398,600	[a]	9,024,304
Diamond Offshore Drilling	165,100		10,331,958
Energen	200,100		7,343,670
ENSCO International	332,300		15,737,728
Grant Prideco	434,100	[a]	16,665,099
National Oilwell Varco	173,600	[a]	10,523,632

Newfield Exploration	179,260	[a]	8,292,568
Noble Energy	238,000		8,894,060
Plains Exploration & Production	153,600	[a]	6,512,640
Questar	254,600		18,982,976
Quicksilver Resources	210,500	[a]	7,969,530
Southwestern Energy	346,000	[a]	11,788,220
Tesoro	138,700		7,638,209
Ultra Petroleum	178,800	[a]	9,615,864
Western Gas Resources	280,600		13,379,008
			162,699,466

Health Care--12.2%
Amylin Pharmaceuticals	107,200	[a]	4,010,352
Cephalon	237,600	[a]	12,081,960
Community Health Systems	263,800	[a]	10,575,742
Coventry Health Care	214,525	[a]	12,779,254
DaVita	173,500	[a]	9,107,015
Dentsply International	102,500		5,702,075
Fisher Scientific International	151,400	[a]	9,762,272
Henry Schein	288,200	[a]	12,291,730
LifePoint Hospitals	248,600	[a]	9,459,230
Omnicare	303,800		17,301,410
Pacificare Health Systems	184,500	[a]	15,874,380
Patterson Cos.	178,400	[a]	6,233,296
PerkinElmer	178,900		4,080,709
Pharmaceutical Product Development	112,200		6,540,138
Protein Design Labs	394,600	[a]	10,989,610
Sepracor	292,900	[a]	16,103,642
Sierra Health Services	97,400	[a]	7,618,628
Sybron Dental Specialties	198,500	[a]	8,682,390
Vertex Pharmaceuticals	217,100	[a]	5,536,050
WellChoice	102,300	[a]	7,923,135
			192,653,018

Hotels & Motels--.4%
Choice Hotels International	190,800		6,912,684

Interest Sensitive--16.4%
AG Edwards	258,600		11,396,502
AMB Property	211,900		9,908,444
Ameritrade Holding	601,400	[a]	14,048,704
Arthur J. Gallagher & Co.	322,600		9,823,170
Bank of Hawaii	209,500		10,812,295
Cbot Holdings, Cl. A	5,000	[a]	483,750
Chicago Mercantile Exchange Holdings	48,300		17,105,445
Colonial BancGroup	469,900		11,705,209
Comerica	145,500		8,390,985
Compass Bancshares	259,700		12,585,062
Cullen/Frost Bankers	182,200		9,813,292
Developers Diversified Realty	207,240		9,387,972
General Growth Properties	204,900		9,347,538
Jefferies Group	229,900		10,117,899
Lazard, Cl. A	278,400		8,713,920
Legg Mason	203,495		24,958,662
Mercury General	124,100		7,359,130
MGIC Investment	71,700		4,667,670
Nationwide Financial Services, Cl. A	175,500		7,397,325

Radian Group	276,346		15,630,130
Rayonier	297,786		11,834,015
Sunstone Hotel Investors	306,160		7,745,848
Wilmington Trust	253,200		10,252,068
WR Berkley	307,700		14,344,974
			257,830,009

Media--.4%
Cablevision Systems, Cl. A	240,700	[a]	5,694,962

Producer Goods--14.7%
Ashland	148,400		8,273,300
CH Robinson Worldwide	461,800		18,679,810
Canadian Pacific Railway	154,800		6,678,072
Consol Energy	116,900		7,565,768
Cooper Industries, Cl. A	123,300		8,968,842
Cytec Industries	224,000		10,144,960
Freeport-McMoRan Copper & Gold, Cl. B	288,400		15,028,524
Goodrich	206,600		7,958,232
Graco	287,700		10,466,526
Inco	230,600	[a]	10,144,094
JB Hunt Transport Services	479,500		10,736,005
Joy Global	265,050		14,018,495
Landstar System	103,200		4,441,728
Lyondell Chemical	278,900		7,092,427
Overseas Shipholding Group	125,500		6,395,480
Peabody Energy	373,900		29,485,754
Pentair	340,860		13,020,852
Precision Castparts	315,400		16,082,246
Sherwin-Williams	127,700		5,598,368
Stanley Works	144,700		6,945,600
Terex	221,300	[a]	13,636,506
			231,361,589

Services--10.4%
Allied Waste Industries	905,800	[a]	7,617,778
CACI International, Cl. A	134,000	[a]	7,418,240
ChoicePoint	187,500	[a]	8,105,625
Cognizant Technology Solutions, Cl. A	368,500	[a]	17,905,415
Dun & Bradstreet	143,300	[a]	9,314,500
Education Management	307,900	[a]	10,391,625
Equifax	155,700		5,963,310
EW Scripps, Cl. A	166,000		7,694,100
Factset Research Systems	210,150		8,137,008
Fair Isaac	242,550		11,113,641
Getty Images	105,800	[a]	9,658,482
ITT Educational Services	195,700	[a]	12,010,109
Labor Ready	287,000	[a]	6,336,960
Monster Worldwide	241,700	[a]	9,402,130
Nextel Partners, Cl. A	495,100	[a]	13,120,150
Republic Services	359,120		12,874,452
Shaw Group	218,940	[a]	6,325,176
			163,388,701

Technology--13.5%
Activision	869,510	[a]	11,573,178
Adtran	382,200		11,297,832

Amdocs	261,000	[a]	6,898,230
Ametek	190,500		8,117,205
Amphenol, Cl. A	253,600		10,592,872
Checkfree	319,900	[a]	14,987,315
Compuware	875,700	[a]	8,082,711
Electronics for Imaging	315,400	[a]	8,809,122
Harris	397,600		17,725,008
Hyperion Solutions	172,300	[a]	9,123,285
Intersil, Cl. A	483,300		12,396,645
Lam Research	387,800	[a]	14,558,012
MEMC Electronic Materials	504,500	[a]	11,290,710
Microchip Technology	642,200		21,423,792
Polycom	539,100	[a]	8,846,631
SanDisk	369,700	[a]	18,876,882
Sybase	352,790	[a]	7,920,135
Zebra Technologies, Cl. A	222,200	[a]	10,027,886
			212,547,451

Textiles & Apparel--.4%
Quiksilver	555,100	[a]	6,816,628

Utilities--5.0%
CenturyTel	107,100		3,545,010
DPL	516,400		13,194,020
El Paso Electric	308,500	[a]	6,672,855
OGE Energy	368,300		9,855,708
PPL	467,800		13,753,320
SCANA	319,200		12,646,704
Westar Energy	423,800		9,586,356
WPS Resources	175,000		9,411,500
			78,665,473

Total Common Stocks
(cost $1,187,494,496)			1,565,200,535

	Principal
Short-Term Investment--1.5%	Amount ($)		Value ($)

Repurchase Agreement;
Citigroup Global Market Holdings
4.01%, dated 11/30/2005, due 12/1/2005
in the amount of $24,042,678
(fully collateralized by $24,675,000 of
Federal Home Loan Bank, Bonds, 4%,
due 3/10/2008, value $24,524,208)
(cost $24,040,000)	24,040,000		24,040,000

Total Investments (cost $1,211,534,496)	100.9%		1,589,240,535

Liabilities, Less Cash and Receivables	(.9%)		(13,575,318)

Net Assets	100.0%		1,575,665,217

[a] Non-income producing

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to annual and semi-annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

MELLON SMALL CAP STOCK FUND STATEMENT OF INVESTMENTS November 30, 2005 (Unaudited)
Common Stocks--99.2%	Shares		Value ($)

Consumer Discretionary--15.7%
Aeropostale	6,700	[a]	166,629
AnnTaylor Stores	148,000	[a]	4,488,840
Carter's	123,700	[a]	7,564,255
Cheesecake Factory	121,400	[a]	4,448,096
Choice Hotels International	163,420		5,920,707
Coldwater Creek	308,350	[a]	9,682,190
Dick's Sporting Goods	348,100	[a,b]	12,221,791
Fleetwood Enterprises	475,600	[a]	5,426,596
GameStop, Cl. A	205,700	[a,b]	6,919,748
Guitar Center	45,620	[a]	2,405,999
Harte-Hanks	139,600		3,665,896
Meredith	74,400		3,794,400
Panera Bread, Cl. A	45,960	[a,b]	3,125,280
Pinnacle Entertainment	349,600	[a]	8,351,944
Quiksilver	645,190	[a]	7,922,933
RC2	100,800	[a]	3,562,272
Red Robin Gourmet Burgers	80,000	[a,b]	4,392,000
Regal Entertainment Group, Cl. A	387,600	[b]	7,841,148
Shuffle Master	314,338	[a,b]	8,804,607
Talbots	136,600		3,718,252
Winnebago Industries	192,000		6,453,120
			120,876,703

Consumer Staples--2.2%
Performance Food Group	251,640	[a,b]	7,146,576
Pilgrim's Pride	104,200		3,334,400
Premium Standard Farms	401,200		6,679,980
			17,160,956

Energy--7.5%
Cabot Oil & Gas	76,300		3,220,623
Cal Dive International	114,000	[a,b]	8,277,540
Cimarex Energy	132,950	[a]	5,173,084
Frontier Oil	80,600		3,037,008
Goodrich Petroleum	394,000	[a]	9,018,660
Hydril	31,790	[a]	2,037,739
Southwestern Energy	208,960	[a]	7,119,267
St. Mary Land & Exploration	214,590	[b]	7,643,696
Unit	236,330	[a]	12,799,633
			58,327,250

Financial--15.1%
AmerUs Group	55,430	[b]	3,255,404
Apollo Investment	159,985		3,034,915
Bank of Hawaii	124,800		6,440,928
Bankunited Financial, Cl. A	142,950		3,643,796

Cullen/Frost Bankers	76,200		4,104,132
Downey Financial	58,960	[b]	3,814,712
Dresser-Rand Group	327,100	[a]	7,251,807
East West Bancorp	70,290		2,659,774
Equity Inns	588,990		8,080,943
Equity One	174,190		4,138,754
First Midwest Bancorp/IL	99,340		3,718,296
Friedman Billings Ramsey Group, Cl. A	470,500		5,006,120
GATX	83,930	[b]	3,159,125
Horace Mann Educators	153,050		2,898,767
Max Re Capital	104,390		2,787,213
Nelnet, Cl. A	96,010	[a]	3,653,180
Ohio Casualty	121,620		3,599,952
Philadelphia Consolidated Holding	40,100	[a]	3,886,091
Phoenix Cos.	216,010	[b]	2,937,736
South Financial Group	86,100	[b]	2,554,587
Spirit Finance	345,200	[a]	3,969,800
Sunstone Hotel Investors	324,900		8,219,970
SVB Financial Group	75,700	[a,b]	3,640,413
UCBH Holdings	371,950		6,561,198
Umpqua Holdings	174,480		4,609,762
Whitney Holding	179,300		5,253,490
Wintrust Financial	62,950		3,536,531
			116,417,396

Health Care--13.6%
Abgenix	316,260	[a]	4,335,925
American Healthways	50,660	[a,b]	2,249,811
Amylin Pharmaceuticals	98,800	[a,b]	3,696,108
Cephalon	84,100	[a,b]	4,276,485
Cerner	57,830	[a,b]	5,574,812
Cooper Cos.	47,500		2,603,000
Idexx Laboratories	105,740	[a]	7,565,697
Merit Medical Systems	1	[a]	13
MGI Pharma	99,550	[a,b]	1,965,117
Pediatrix Medical Group	31,670	[a]	2,678,015
PerkinElmer	137,800		3,143,218
Pharmaceutical Product Development	135,310		7,887,220
Protein Design Labs	138,500	[a,b]	3,857,225
Psychiatric Solutions	160,510	[a]	9,055,974
Resmed	194,600	[a]	7,939,680
Respironics	97,990	[a]	3,790,253
Sierra Health Services	84,770	[a]	6,630,709
Sybron Dental Specialties	173,010	[a]	7,567,457
Symbion	160,210	[a]	4,292,026
Syneron Medical	221,960	[a,b]	8,834,008
Ventiv Health	279,900	[a]	6,902,334
			104,845,087

Industrial--17.9%
Actuant, Cl. A	148,470	[b]	7,876,334
Allied Waste Industries	943,830	[a,b]	7,937,610
Armor Holdings	43,430	[a]	1,906,143
Briggs & Stratton	77,290		2,797,125

Drew Industries	154,930	[a]	4,666,492
Esterline Technologies	65,920	[a]	2,709,971
Greenbrier Cos.	117,400		3,199,150
Healthcare Services Group	176,420	[b]	3,748,925
IDEX	68,720		3,033,301
JB Hunt Transport Services	402,900		9,020,931
Kansas City Southern	106,870	[a]	2,668,544
Labor Ready	381,360	[a]	8,420,429
Manitowoc	55,440		2,777,544
Oshkosh Truck	103,400		4,645,762
Pacer International	210,330		5,559,022
Quanta Services	650,000	[a,b]	9,197,500
Roper Industries	119,440		4,705,936
Smurfit-Stone Container	628,900	[a]	7,968,163
Teledyne Technologies	165,720	[a]	5,425,673
Terex	153,700	[a]	9,470,994
URS	266,270	[a]	11,215,292
Walter Industries	81,110	[b]	4,083,888
Watsco	102,380		6,424,345
WESCO International	201,900	[a]	8,429,325
			137,888,399

Information Technology--16.9%
Advanced Energy Industries	1,023,400	[a]	13,672,624
Anixter International	95,370	[b]	3,494,357
Ansys	100,380	[a]	4,217,968
ATI Technologies	220,600	[a]	3,609,016
Axcelis Technologies	1,436,100	[a]	6,807,114
CACI International, Cl. A	63,270	[a]	3,502,627
Compuware	449,300	[a]	4,147,039
Electronics For Imaging	318,800	[a]	8,904,084
Factset Research Systems	49,650		1,922,448
Global Payments	240,240		10,517,707
Hyperion Solutions	60,780	[a]	3,218,301
Internet Security Systems	63,530	[a]	1,452,296
JDS Uniphase	3,365,700	[a]	8,649,849
Kronos/MA	62,470	[a]	2,956,705
Lawson Software	486,300	[a,b]	3,691,017
Manhattan Associates	185,200	[a]	3,965,132
Micros Systems	219,800	[a]	10,618,538
Microsemi	88,430	[a]	2,453,933
Polycom	463,000	[a]	7,597,830
Progress Software	57,450	[a]	1,777,503
Silicon Laboratories	125,600	[a,b]	4,879,560
Varian Semiconductor Equipment Associates	220,980	[a]	9,727,539
WebSideStory	272,700	[a]	4,908,600
Wind River Systems	292,200	[a]	4,026,516
			130,718,303

Materials--4.9%
Cleveland-Cliffs	95,720	[b]	9,121,159
Coeur d' Alene Mines	1,708,500	[a,b]	7,363,635
Commercial Metals	98,800		3,467,880
Florida Rock Industries	92,425		4,609,234
Massey Energy	182,580		6,928,911

Olin	327,350		6,301,488
			37,792,307

Telecommunication Services--1.5%
Alaska Communications Systems Group	367,320	[b]	3,676,873
SBA Communications, Cl. A	434,200	[a]	8,006,648
			11,683,521

Utilities--3.9%
CMS Energy	273,940	[a]	3,829,681
El Paso Electric	412,700	[a]	8,926,701
Energen	180,280		6,616,276
OGE Energy	269,300		7,206,468
UGI	152,440		3,353,680
			29,932,806
Total Common Stocks
(cost $632,389,695)			765,642,728
	Principal
Short-Term Investment--1.2%	Amount ($)		Value ($)

Repurchase Agreement;
Citigroup Global Markets Holdings,
4.01%, dated 11/30/2005, due 12/1/2005
in the amount of $9,271,033 (fully collateralized
by $9,410,000 of Federal Home Loan Bank,
Bonds, 4.70%, due 8/10/2010, value $9,456,966).
(cost $9,270,000)	9,270,000		9,270,000

Investment of Cash Collateral
for Securities Loaned--13.4%	Shares		Value ($)

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $102,910,252)	102,910,252	[c]	102,910,252

Total Investments (cost $744,569,947)	113.8%		877,822,980

Liabilities, Less Cash and Receivables	(13.8%)		(106,283,364)

Net Assets	100.0%		771,539,616

[a] Non-income producing.
[b] All or a portion of this security is on loan. At November 30, 2005, the total market value of the fund's security on loan is $99,219,715 and the total market value of the collateral held by the fund is $102,910,252.
[c] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and
Exchange Commission on Form N-CSR.

Mellon International Fund
Statement of Investments
November 30, 2005 (Unaudited)

Common Stocks--97.2%	Shares	Value ($)

Australia--2.0%
Amcor	2,878,329	14,916,920
Caltex Australia	72,600	1,137,871
Foster's Group	92,200	385,124
Macquarie Bank	26,500	1,328,692
National Australia Bank	730,131	17,521,449
Oil Search	235,100	604,857
Pacific Brands	179,900	381,710
Qantas Airways	222,900	621,258
QBE Insurance Group	52,100	734,914
Rinker Group	129,700	1,503,511
Westpac Banking	26,700	442,950
		39,579,256
Austria--.1%
Boehler-Uddeholm	4,300	702,434
OMV	35,800	1,978,802
		2,681,236
Belgium--1.0%
Fortis	608,107	18,086,286
KBC Groep	17,000	1,478,547
		19,564,833
Denmark--.1%
Novo-Nordisk, Cl. B	22,090	1,188,367

Finland--1.7%
Fortum	37,900	666,856
Kesko, Cl. B	30,300	786,836
M-real, Cl. B	2,077,775	9,948,299
Nokia	287,100	4,909,367
Nokia, ADR	245,340	4,190,407
Rautaruukki	34,300	700,998
UPM-Kymmene	623,316	11,746,523
		32,949,286
France--10.5%
BNP Paribas	291,182	23,075,871
Bouygues	21,900	1,048,305
Carrefour	614,900	26,758,093
Compagnie Generale des Etablissements Michelin, Cl. B	1,540	83,996
Credit Agricole	654,390	19,825,541
Elior	40,600	543,433
France Telecom	1,073,613	26,917,537
Lafarge	127,006	10,918,829
Sanofi-Aventis	303,615	24,562,447

Schneider Electric	770	66,515
Societe Generale	22,300	2,658,767
Suez	13,400	383,688
Thomson	716,915	14,694,058
Total	103,138	25,834,349
Total, ADR	75,511	9,415,467
Valeo	445,122	16,477,627
Vinci	8,800	701,542
Vivendi Universal	55,000	1,598,836
		205,564,901
Germany--8.9%
Allianz	90,451	13,162,938
Bayerische Motoren Werke	12,400	546,035
Continental	25,200	2,137,344
Deutsche Bank	250,842	24,591,348
Deutsche Lufthansa	1,102,457	14,808,453
Deutsche Post	1,133,465	24,715,496
Deutsche Telekom	850,570	14,153,419
E.ON	182,050	17,355,666
Hannover Rueckversicherung	435,890	14,521,773
Heidelberger Druckmaschinen	108,548	3,888,964
Infineon Technologies	1,276,344 a	11,439,463
KarstadtQuelle	4,192 a	54,034
Medion	174,162	2,234,635
Metro	211,620	9,480,916
SAP	2,720	491,900
Schering	110,910	7,195,097
ThyssenKrupp	39,000	786,015
Volkswagen	254,957	13,346,776
		174,910,272
Greece--.5%
Coca-Cola Hellenic Bottling	39,800	1,100,183
Public Power	385,590	7,957,710
		9,057,893
Hong Kong--1.4%
Bank of East Asia	5,538,621	16,570,081
Cheung Kong Holdings	38,000	395,451
China Mobile (Hong Kong)	231,000	1,128,980
China Resources Power Holdings	913,800	565,623
Citic Pacific	2,110,500	5,783,348
Kerry Properties	181,000	485,486
Link REIT	1,116,000	1,726,953
Wharf Holdings	156,000	554,219
Wing Hang Bank	31,000	215,070
		27,425,211
Ireland--1.4%
Anglo Irish Bank	62,000	855,464
Bank of Ireland	1,708,860	26,440,193
CRH	28,689	759,549
		28,055,206

Italy--3.7%
Banca Intesa	257,800	1,246,497
Banco Popolare di Verona e Novara	376,250	7,307,930
Benetton Group	697,368	7,812,858
Capitalia	195,000	1,094,626
ENI	884,144	23,981,433
Finmeccanica	330,260	6,106,978
UniCredito Italiano	4,091,110	25,353,515
		72,903,837
Japan--26.4%
Aeon	789,100	17,581,650
Aiful	82,500	6,264,864
Alps Electric	62,100	980,976
Astellas Pharma	281,500	10,876,163
Bridgestone	35,000	752,076
Canon	412,200	23,080,586
Chubu Electric Power	17,700	422,431
Daiwa Securities Group	63,000	614,570
Dentsu	5,277	14,223,482
Diamond Lease	8,700	405,107
Eisai	21,300	819,402
Fuji Heavy Industries	1,890,400	10,096,015
Fuji Photo Film	597,100	19,133,509
Fujitsu	89,000	650,595
Funai Electric	139,100	15,542,613
Honda Motor	28,100	1,575,767
Hoya	42,300	1,528,427
Japan Tobacco	43	577,711
JS Group	678,000	12,531,981
Kao	655,200	15,418,400
KDDI	4,341	22,749,180
Kobe Steel	433,000	1,268,269
Komatsu	132,000	1,841,732
Kubota	188,000	1,465,281
Kuraray	1,178,000	11,638,937
Kyowa Hakko Kogyo	70,000	494,764
Mabuchi Motor	268,400	14,916,710
Matsumotokiyoshi	75,450	2,140,693
Matsushita Electric Industrial	36,000	725,498
Minebea	1,768,600	9,607,866
Mitsubishi	81,000	1,659,407
Mitsubishi UFJ Financial Group	1,151	14,503,359
Mitsui OSK Lines	134,000	988,493
Mitsui Sumitomo Insurance	42,000	480,160
Mizuho Financial Group	105	740,393
Murata Manufacturing	99,600	5,685,017
Nippon Express	4,785,600	25,638,213
Nippon Paper Group	2,070	7,220,428
Nippon Steel	486,000	1,654,675
Nippon Telegraph & Telephone	302	1,365,911
Nissan Motor	1,894,200	19,489,703

Nisshin Seifun Group	52,700	513,653
Nomura Holdings	26,100	436,688
ORIX	62,100	13,400,976
Promise	6,300	380,623
Ricoh	846,800	14,804,072
Rinnai	518,700	12,487,583
Rohm	285,900	25,861,860
Sankyo	11,300	570,493
Santen Pharmaceutical	22,900	555,134
Sanyo Shinpan Finance	14,400	1,016,598
Sekisui Chemical	1,333,000	9,132,499
Sekisui House	1,389,500	16,523,032
77 Bank	1,859,500	13,670,626
Shin-Etsu Chemical	238,300	12,388,776
Skylark	731,200	11,666,495
Sohgo Security Services	306,955	4,495,398
Sumitomo Bakelite	920,800	6,708,044
Sumitomo Chemical	1,285,000	8,010,139
Sumitomo Electric Industries	65,500	905,691
Sumitomo Mitsui Financial Group	3,083	29,071,557
Sumitomo Rubber Industries	77,000	1,042,216
Sumitomo Trust & Banking	118,000	993,549
Takeda Pharmaceutical	19,600	1,076,213
Takefuji	283,830	19,184,904
TDK	33,100	2,770,418
Tokyo Electron	7,700	467,134
Toshiba	102,000	536,237
Toyo Suisan Kaisha	37,500	600,200
Toyoda Gosei	496,500	9,487,921
Toyota Motor	18,800	908,349
		519,018,092
Luxembourg--.0%
Arcelor	32,200	772,380
Netherlands--6.8%
ABN AMRO Holding	566,812	14,003,847
Aegon	1,102,367	17,524,289
Buhrmann	73,300	971,616
Heineken	747,297	22,931,097
ING Groep	83,700	2,716,428
Koninklijke DSM	14,700	544,083
Koninklijke Philips Electronics	566,090	15,841,909
Koninklijke Philips Electronics (New York Shares)	242,880	6,786,067
Royal Dutch Shell, Cl. A	888,810	27,378,295
TNT	1,750	47,281
VNU	278,025	8,688,684
Wolters Kluwer	888,543	17,771,685
		135,205,281
New Zealand--.0%
Fletcher Building	85,800	437,177

Norway--.1%
DNB NOR	83,900	880,779
Norsk Hydro	7,000	701,620
Orkla	25,000	931,092
		2,513,491
Portugal--.7%
Energias de Portugal	4,914,660	14,489,646

Singapore--1.9%
DBS Group Holdings	2,340,644	22,696,483
United Overseas Bank	1,633,300	14,002,749
		36,699,232
South Africa--1.4%
Anglo American	827,540	25,992,647
Old Mutual	573,500	1,500,287
		27,492,934
Spain--2.6%
ACS	33,500	967,910
Banco Sabadell	316,315	8,113,409
Banco Santander Central Hispano	416,180	5,300,652
Corp Mapfre	48,200	810,002
Endesa	440,331	11,491,718
Gestevision Telecinco	20,000	480,211
Repsol YPF	194,500	5,736,640
Repsol YPF, ADR	634,451	18,728,994
Union Fenosa	13,900	513,570
		52,143,106
Sweden--1.1%
Atlas Copco, Cl. A	22,400	449,638
Nordea Bank	43,400	423,487
Skandinaviska Enskilda Banken, Cl. A	44,600	839,998
Svenska Cellulosa, Cl. B	506,910	17,649,676
Telefonaktiebolaget LM Ericsson, Cl. B	181,600	594,045
Volvo, Cl. B	27,600	1,183,272
		21,140,116
Switzerland--7.1%
Baloise Holding	6,300	336,371
Ciba Specialty Chemicals	406,837	23,903,376
Clariant	718,728	9,784,934
Compagnie Financiere Richemont, Cl. A	20,100	794,950
Credit Suisse Group	49,300	2,401,631
Logitech International	21,600 a	988,987
Lonza Group	90,123	5,106,604
Nestle	77,137	22,881,200
Novartis	471,940	24,713,317
Sulzer	2,260	1,091,497
Swiss Reinsurance	301,023	22,231,011
Swisscom	320	100,213
UBS	256,199	23,636,248
Zurich Financial Services	7,200	1,470,338
		139,440,677

United Kingdom--17.4%
Alliance Unichem	49,300	634,403
AstraZeneca	39,100	1,804,298
Aviva	122,100	1,449,779
BAA	1,263,334	13,886,072
BAE Systems	1,297,934	7,599,009
Barclays	2,121,229	21,664,723
Barratt Developments	67,900	1,063,418
BHP Billiton	64,000	959,167
BOC Group	5,579	107,398
Boots Group	1,864,299	19,314,704
BP	2,666,037	29,234,866
British Airways	130,400 a	703,684
British American Tobacco	65,900	1,436,156
BT Group	4,140,856	15,290,922
Centrica	4,952,300	19,700,646
Dairy Crest Group	18,800	163,070
Diageo	1,348,652	19,477,448
Enterprise Inns	66,100	996,928
Filtrona	1	5
GKN	1,940,821	9,550,221
GlaxoSmithKline	1,256,030	31,044,017
Greene King	45,400	546,526
HBOS	84,600	1,276,678
HSBC Holdings	1,077,583	17,258,673
Inchcape	32,839	1,335,897
International Power	180,200	764,380
J Sainsbury	2,449,357	12,052,580
Kelda Group	82,000	1,038,175
Legal & General Group	1,820	3,683
Lloyds TSB Group	7,100	57,778
Marks & Spencer Group	1,348,662	10,660,191
Rexam	774,623	6,839,617
Royal Bank of Scotland Group	1,164,450	33,231,540
Royal Dutch Shell, Cl. A	43,208	1,334,723
Royal Dutch Shell, Cl. B	5,900	190,317
Sage Group	156,300	627,856
Schroders	25,500	390,989
Scottish Power	50,900	467,475
Standard Chartered	51,300	1,098,459
Tullow Oil	161,600	737,889
Unilever	2,056,560	20,150,553
Vodafone Group	16,018,970	34,563,747
Wolseley	49,200	1,047,536
Xstrata	51,500	1,170,438
		342,926,634
United States--.4%
iShares MSCI EAFE Index Fund	121,700	7,001,401

Total Common Stocks
(cost $1,681,632,551)		1,913,160,465

Preferred Stock--.1%
Germany;
Fresenius	3,900	510,059
Henkel	7,280	702,965
(cost $1,134,833)		1,213,024

	Principal
Short-Term Investments--1.2%	Amount ($)	Value ($)

Repurchase Agreements;
J.P. Morgan Chase & Co.,
3.85%, dated 11/30/2005, due 12/1/2005 in the
amount of $23,002,460 (fully collateralized by
$24,154,000 U.S. Treasury Notes, 4.125%, 5/15/2015,
value $23,458,365)
(cost $23,000,000)	23,000,000	23,000,000

Total Investments (cost $1,705,767,384)	98.5%	1,937,373,489

Cash and Receivables (Net)	1.5%	29,016,505

Net Assets	100.0%	1,966,389,994

ADR--American Depository Receipts

a Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

MELLON EMERGING MARKETS FUND
Statement of Investments
November 30, 2005 (Unaudited)

Common Stocks--93.0%	Shares	Value ($)

Brazil--6.9%
Banco Itau Holding Financeira, ADR	243,500	6,175,160
Brasil Telecom Participacoes, ADR	280,140	10,870,537
Centrais Eletricas Brasileiras	90,574	1,649,774
Cia de Saneamento Basico do Estado de Sao Paulo	123,584	7,764,154
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	218,100	3,426,643
Empresa Brasileira de Aeronautica, ADR	240,350	9,063,599
Gol Linhas Aereas Inteligentes, ADR	12,300	559,773
Grendene	564,100	5,609,130
Petroleo Brasileiro, ADR	569,880	38,523,888
Telecomunicacoes Brasileiras, ADR	86,400	3,002,400
Unibanco, ADR	168,210	10,402,106
Votorantim Celulose e Papel, ADR	241,700	2,980,161
		100,027,325

Chile--.4%
Banco Santander Chile, ADR	122,700	5,306,775

China--4.7%
Beijing Capital International Airport, Cl. H	3,995,000	1,712,945
Byd, Cl. H	1,755,500	2,659,951
China Petroleum & Chemical, ADR	36,300	1,634,589
China Petroleum & Chemical, Cl. H	23,238,700	10,413,618
China Shenhua Energy, Cl. H	4,363,000	4,866,720
China Shipping Development, Cl. H	470,000	330,316
China Telecom, Cl. H	31,507,400	10,868,544
Huadian Power International, Cl. H	29,094,300	7,972,634
Huaneng Power International, Cl. H	5,923,600	4,048,523
PetroChina, Cl. H	10,812,000	8,435,220
Sinopec Shanghai Petrochemical, Cl. H	877,000	305,350
Sinopec Yizheng Chemical Fibre, Cl. H	14,586,000	2,595,675
Sinotrans, Cl. H	13,151,600	4,748,666
Weiqiao Textile, Cl. H	2,919,500	3,877,758
Yanzhou Coal Mining, Cl. H	5,015,000	3,185,020
		67,655,529

Croatia--.4%
Pliva, GDR	457,400 a	5,969,070

Egypt--.2%
Commercial International Bank, GDR	327,700 a	3,047,610

Hong Kong--3.7%
Beijing Enterprises Holdings	685,000	1,183,669
Brilliance China Automotive Holdings	9,683,000	1,386,015
China Mobile (Hong Kong)	2,861,800	13,986,643
China Overseas Land & Investment	1,484,000	583,672
China Resources Enterprise	3,723,300	6,625,858
China Resources Power Holdings	606,000	375,102
CNOOC	9,021,000	5,990,967
Denway Motors	34,835,500	10,781,229
Global Bio-Chem Technology Group	7,768,000	3,355,746
Panva Gas Holdings	2,987,000 b	1,482,965
Shanghai Industrial Holdings	4,666,600	8,695,677
		54,447,543

Hungary--1.5%
Egis	3,762	386,627
Gedeon Richter	45,657	8,212,501
Magyar Telekom	2,625,410	11,828,978
Mol Magyar Olaj-es Gazipari	6,726	643,188
		21,071,294

India--8.7%
Bharat Petroleum	1,235,348	11,738,924
Dr. Reddy's Laboratories	139,300	2,752,244
Dr. Reddy's Laboratories, ADR	581,400	12,314,052
GAIL India	946,181	5,547,630
GAIL India, GDR	170,200 a	5,939,980
Hindalco Industries, GDR	4,603,000 a	12,428,100
Hindustan Petroleum	1,767,722	13,140,189
Mahanagar Telephone Nigam	4,347,957	11,327,049
Mahanagar Telephone Nigam, ADR	367,250	2,295,313
Mahindra & Mahindra	46,788	453,297
Oil & Natural Gas	386,536	8,606,209
Reliance Industries	1,325,608	23,751,096
Satyam Computer Services	33,784	469,080
State Bank of India, GDR	337,700 a	15,395,743
Tata TEA	37,482	701,994
		126,860,900

Indonesia--1.7%
Astra International	372,000	337,676
Bank Mandiri Persero	25,324,500	3,258,714
Gudang Garam	5,317,700	5,808,361
Indofood Sukses Makmur	54,366,500	4,609,628
Telekomunikasi Indonesia	19,481,500	10,688,105
United Tractors	1,177,000	422,663
		25,125,147

Israel--.9%
Bank Hapoalim	959,819	4,179,757
Bank Leumi Le-Israel	1,151,000	4,186,803
Nice Systems, ADR	9,700 b	435,045
Super-Sol	1,565,094	3,871,566
		12,673,171

Malaysia--4.4%
AMMB Holdings	4,623,100	2,792,600
Bumiputra Commerce Holdings	5,361,500	7,883,514
Digi.Com	364,300 b	728,697
Gamuda	7,233,300	6,898,895
Genting	2,092,300	11,363,664
Kuala Lumpur Kepong	2,206,400	4,851,800
Malayan Banking	1,209,200	3,588,036
MK Land Holdings	1,545,000	264,015
Resorts World	2,955,400	8,847,800
RHB Capital	766,600	461,036
Sime Darby	9,449,200	15,771,615
		63,451,672

Mexico--7.2%
Alfa, Cl. A	68,000	383,669
Cemex	1,271,142	7,146,751
Cemex, ADR	10,600	596,780
Coca-Cola Femsa, ADR	799,200	20,134,162
Controladora Comercial Mexicana	9,001,500	13,295,782
Desc, Ser. B	6,871,166 b	1,724,053
Embotelladoras Arca	1,098,000	2,416,089
Fomento Economico Mexicano, ADR	4,700	319,553
Grupo Aeroportuario del Sureste, ADR	109,400	3,428,596
Grupo Continental	3,047,500	4,963,026
Grupo Financiero Banorte, Cl. O	251,384	540,304
Grupo Mexico, Ser. B	270,424	582,251
Kimberly-Clark de Mexico, Cl. A	3,347,100	12,185,390
Telefonos de Mexico, ADR	1,652,500	37,065,575
		104,781,981

Philippines--.6%
ABS-CBN Broadcasting	1,568,300 b	413,704
Bank of Philippine Islands	6,436,576	6,970,376
Manila Electric, Cl. B	2,878,000 b	1,265,318
		8,649,398

Poland--1.3%
KGHM Polska Miedz	44,656	729,836
Polski Koncern Naftowy Orlen	23,818	430,926
Powszechna Kasa Oszczednosci Bank Polski	1,068,594	9,022,294
Telekomunikacja Polska	1,100,367	7,963,335
		18,146,391

Russia--4.1%
Gazprom, GDR	301,000	21,310,800
LUKOIL, ADR	669,100	38,172,155
Rostelecom, ADR	34,100	463,760
		59,946,715

South Africa--9.3%
Alexander Forbes	2,300,119	5,016,501
Aveng	2,613,541	7,458,597
Bidvest Group	747,043	10,174,344

Foschini	65,233	457,590
Illovo Sugar	833,876	1,380,120
Impala Platinum Holdings	37,990	4,988,942
Investec	14,240	570,481
Mittal Steel South Africa	61,376	536,387
Nampak	3,776,859	9,405,635
Nedbank Group	1,875,397	25,382,403
Network Healthcare Holdings	3,826,905	3,865,381
Old Mutual	4,638,886	12,135,419
Sanlam	6,285,330	12,940,099
Sappi	1,713,881	18,331,767
Sasol	394,017	13,103,427
Shoprite Holdings	1,269,836	3,319,448
Steinhoff International Holdings	2,143,069	5,810,982
Telkom SA	43,884	889,219
Tiger Brands	24,014	513,524
		136,280,266

South Korea--19.7%
CJ	19,492	1,946,379
Daegu Bank	41,760	606,356
Daelim Industrial	111,660	7,325,499
Dongbu Insurance	40,030	685,511
Honam Petrochemical	6,800	328,683
Hyundai Department Store	42,670	3,132,838
Hyundai Motor	176,540	14,579,666
Industrial Bank of Korea	436,050	6,646,975
INI Steel	83,200	1,773,970
INTOPS	13,296	375,213
Kangwon Land	314,277	6,215,802
KCC	1,764	399,942
Kookmin Bank	402,974	26,437,272
Korea Electric Power	740,600	24,829,571
Korea Fine Chemical	11,140	112,851
Korean Air Lines	266,380	7,054,637
KT, ADR	929,050	20,285,608
KT Freetel	22,550	486,245
Kumho Tire	366,520	5,534,045
Kumho Tire, GDR	308,200 a	2,357,730
LG Chem	265,350	13,440,304
LG Electronics	274,480	20,814,402
LG Telecom	83,468 b	519,410
POSCO	67,922	13,597,506
POSCO, ADR	71,350	3,550,376
Pusan Bank	40,860	500,648
Samsung Electro-Mechanics	346,340	11,527,959
Samsung Electronics	61,052	35,223,440
Samsung Fire & Marine Insurance	81,534	8,534,915
Samsung SDI	86,840	9,048,452
SK	168,500	8,778,582
SK Telecom	41,012	7,695,932
SK Telecom, ADR	1,047,700	22,131,880
		286,478,599

Taiwan--14.6%
Accton Technology	3,368,225 b	1,517,513
Acer	293,520	650,700
Advanced Semiconductor Engineering	12,913,355	9,304,875

Asia Cement	912,360	509,052
Benq	8,465,100	7,652,953
Catcher Technology	96,190	680,194
China Development Financial Holding	990,000	357,417
China Motor	7,945,220	7,313,334
China Steel	6,072,000	4,547,365
Chinatrust Financial Holding	9,058,481	7,283,975
Chunghwa Telecom, ADR	520,300	9,063,108
Compal Electronics	24,101,576	21,178,005
Delta Electronics	1,433,287	2,886,631
Elan Microelectronics	2,249,724	882,692
Evergreen Marine	423,900	269,400
Far EasTone Telecommunications	251,000	285,334
First Financial Holding	18,421,300	12,861,465
Formosa Chemicals & Fibre	1,815,000	2,859,334
High Tech Computer	52,600	781,573
Nien Hsing Textile	2,056,000	1,318,912
Novatek Microelectronics	124,909	680,160
Optimax Technology	5,223,284	8,976,777
Phoenix Precision Technology	374,358	598,696
Powerchip Semiconductor	10,485,000	5,787,546
Quanta Computer	12,505,433	19,178,567
Siliconware Precision Industries	416,084	441,342
SinoPac Financial Holdings	33,537,225	15,259,885
Sunplus Technology	6,613,668	6,650,076
Taishin Financial Holdings	2,134,849	1,124,258
Taiwan Mobile	10,500,806	9,305,364
Taiwan Semiconductor Manufacturing, ADR	48,900	468,462
Uni-President Enterprises	4,724,000	2,001,486
United Microelectronics	65,780,928	36,702,521
United Microelectronics, ADR	54,800	169,332
Yageo	36,443,960 b	12,722,303
		212,270,607

Thailand--2.1%
Bank of Ayudhya	915,500	286,422
Charoen Pokphand Foods	20,310,700	2,389,583
Delta Electronics Thai	956,700	338,778
Kasikornbank	6,076,700	9,034,389
Krung Thai Bank	37,854,800	8,981,444
PTT	67,900	355,722
Siam Commercial Bank	7,531,400	8,456,500
Siam Makro	547,400	837,304
		30,680,142

Turkey--.6%
Akcansa Cimento	85,004	488,781
Tupras Turkiye Petrol Rafine	466,856	8,191,060
		8,679,841

United States--.0%
iShares MSCI Emerging Markets Index	2,000	168,960

Total Common Stocks
(cost $1,018,276,934)		1,351,718,936

Preferred Stocks--3.3%

Brazil:

Banco Bradesco	29,000	886,712
Centrais Eletricas Brasileiras	201,781	3,674,837
Cia de Tecidos do Norte de Minas	53,122	5,126,123
Cia Energetica de Minas Gerais	221,334	8,931,408
Cia Paranaense de Energia	1,310,664	11,314,660
Duratex	189,500	1,995,638
Perdigao	12,000	377,492
Petroleo Brasileiro	45,400	702,802
Telecomunicacoes de Sao Paulo	201,427	4,183,309
Telemar Norte Leste, Cl. A	150,904	4,432,656
Telemig Celular Participacoes	3,668,618	6,881,249
Total Preferred Stocks
(cost $26,502,534)		48,506,886

	Principal
Short-Term Investments--3.1%	Amount ($)	Value ($)

Repurchase Agreements;
J.P. Morgan Chase & Co.,
3.85%, dated 11/30/2005, due 12/1/2005
in the amount of $44,304,738
(collateralized by $46,524,000 U.S. Treasury Notes,
4.125%, 5/15/2015, value $45,184,109)
(cost $44,300,000)	44,300,000	44,300,000

Total Investments (cost $1,089,079,468)	99.4%	1,444,525,822

Cash and Receivables (Net)	0.6%	8,231,456

Net Assets	100.0%	1,452,757,278

ADR--American Depository Receipt
GDR--Global Depository Receipt

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $45,138,233 or 3.1% of net assets.
b	Non-income producing.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on
Form N-CSR.

MELLON BOND FUND
Statement of Investments
November 30, 2005 (Unaudited)
	Prinicipal
Bonds and Notes - 97.4%	Amount	Value ($)
Asset-Backed Ctfs. - Automobile Receivables - 2.2%
Harley-Davidson Motorcycle Trust:
Ser. 2005-3, Cl. A2, 4.41%, 2012	2,365,000	2,345,135
Ser. 2003-4, Cl. A2, 2.69%, 2011	4,650,000	4,526,838
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2/18/10	6,940,000	6,690,121
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4, 3.91%, 2011	4,910,000	4,804,506
		18,366,600
Asset - Backed Ctfs.- Credit Cards - 1.3%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	11,000,000	10,605,649
Asset - Backed Ctfs. - Equipment - .3%
CIT Equipment Collateral,
Ser. 2004-DFS, Cl. A2, 2.66%, 2006	284,484 a	283,492
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 2012	2,305,000	2,271,708
		2,555,200
Bank & Finance - 10.0%
AXA Financial,
Sr. Notes, 7.75%, 2010	5,650,000	6,252,691
American Express,
Notes, 4.75%, 2009	3,000,000	2,981,454
Bank of America,
Sr. Notes, 5.875%, 2009	6,585,000	6,769,090
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,000,000	1,948,060
CIT Group,
Sr. Notes, 5.875%, 2008	4,800,000	4,912,267
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,825,000	5,693,023
Citigroup,
Sr. Notes, 6.2%, 2009	1,825,000	1,893,832
Countrywide Home Loans,
Medium-Term Notes, 3.25%, 2008	6,165,000 b	5,913,228
Credit Suisse First Boston,
Notes, 4.875%, 2010	2,100,000	2,079,298
Goldman Sachs,
Notes, 4.75%, 2013	6,500,000	6,272,110
HSBC Finance,
Notes, 5.25%, 2011	4,000,000 b	3,990,800
KfW - Kreditanstalt fuer Wiederaufbau,
(Gtd. Federal Republic of Germany)
Global Notes, 3.75%, 2008	7,530,000	7,393,210
Landwirtschaftliche Rentenbank,
Notes, 3.25%, 2007	6,555,000	6,380,158
Lehman Brothers:
Notes, 7%, 2008	2,000,000	2,085,758
Notes, 4.25%, 2010	5,200,000 b	5,057,348
Merrill Lynch & Co,
Notes, 4.125%, 2009	3,250,000	3,152,429

Morgan (J.P.),
Sub. Notes, 6.25%, 2009	1,800,000	1,864,098
Morgan Stanley,
Notes, 6.75%, 2011	3,200,000	3,432,432
PNC Funding,
Notes, 4.5%, 2010	2,825,000 b	2,765,333
Wells Fargo & Co.,
Notes, 3.12%, 2008	2,425,000	2,320,402
		83,157,021
Casinos - 1.0%
Seminole Tribe of Florida,
Notes, 5.798%, 2013	8,300,000 a	8,246,058
Collateralized Mortgage Obligations - .5%
Federal Home Loan Mortgage Corp.,
REMIC, Muiltclass Mortgage Participation Ctfs.,
Ser. 1660, Cl. H, 6.50%, 1/15/2009	2,202,997	2,231,371
Federal National Mortgage Association,
REMIC Trust, Pass-Through Ctfs.,
Ser. 1992-18, Cl. HC, 7.5%, 3/25/2007	230,550	232,858
Washington Mutual,
Ser. 2003-S4, Cl. 4A1, 4%, 2032	1,982,551	1,764,972
		4,229,201
Commercial Mortgage Pass - Through Ctfs. - 3.0%
Asset Securitization,
Ser.1995-MD IV, Cl. A-1, 7.10%, 2029	348,630	355,276
CS First Boston Mortgage Securities,
Ser. 2005-C2, Cl. A2, 4.577%, 2037	3,350,000	3,276,987
GS Mortgage Securities II:
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	8,750,000	9,025,888
Ser. 2005-GG4 Cl. A4, 4.761%, 2039	1,850,000	1,779,303
JP Morgan Chase Commercial Mortgage Securities:
Ser. 2005-CB11, Cl. A2, 5.016%, 2037	4,145,000	4,128,829
Ser. 2005-CB12, Cl. AM 4.948%, 2037	3,075,000	2,983,383
Ser. 2005-LDP2, Cl. AM, 4.78%, 2042	3,720,000	3,569,312
		25,118,978
Foreign Government - 2.7%
Financement-Quebec,
Notes, 5%, 2012	4,875,000	4,910,612
Province of Ontario:
Notes, 5.125%, 2012	3,500,000 b	3,598,998
Sr. Notes, 5.5%, 2008	4,000,000	4,099,196
Republic of Italy,
Bonds, 4%, 2008	5,730,000	5,641,162
United Mexican States,
Notes, 6.625%, 2015	4,000,000 b	4,330,000
		22,579,968
Industrials - 2.2%
Archer-Daniels-Midland,
Notes, 5.375%, 2035	4,600,000	4,339,507
Emerson Electric,
Notes, 5%, 2014	4,290,000	4,279,142
Devon Financing,
Notes, 6.875%, 2011	3,000,000	3,270,714
IBM:
Debs., 7%, 2025	2,000,000	2,334,614
Notes, 4.375%, 2009	3,000,000	2,963,712
United Technologies,

Notes, 6.5%, 2009	1,250,000		1,319,761
			18,507,450
Media & Telecommunications- 4.4%
British Sky Broadcasting,
Notes, 6.875%, 2009	4,180,000		4,378,073
Comcast:
Bonds, 5.65%, 2035	3,000,000		2,722,545
Notes, 5.85%, 2010	1,000,000		1,018,131
Sprint Capital,
Notes, 8.375%, 2012	4,800,000		5,561,409
Univision Communications,
Sr. Notes, 3.5%, 2007	9,400,000		9,111,063
Verizon New York:
Debs., Ser. A, 6.875%, 2012	1,125,000	b	1,169,863
Debs., Ser. B, 7.375%, 2032	4,500,000		4,631,139
Viacom,
Gtd. Sr. Notes, 6.625%, 2011	3,475,000		3,606,251
Vodafone Group,
Sr. Notes, 7.75%, 2010	4,430,000		4,864,118
			37,062,592
Real Estate Investment Trust - 1.4%
ERP Operating,
Notes, 6.95%, 2011	4,000,000		4,296,752
Liberty Property,
Sr. Notes, 7.25%, 2011	2,025,000		2,196,528
Mack-Cali Realty,
Notes, 7.75%, 2011	4,775,000		5,283,738
			11,777,018
Retail - .6%
Wal-Mart Stores,
Bonds, 5.25%, 2035	5,310,000		5,060,303
U.S. Government Securities - 24.2%
U.S. Treasury Bonds:
5.375%, 2/15/2031	10,960,000		12,045,697
6%, 2/15/2026	4,000,000		4,612,000
6.25%, 8/15/2023	24,520,000		28,698,944
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	9,620,174	b,c	9,712,056
U.S. Treasury Notes:
3.375%, 10/15/2009	4,545,000	b	4,378,294
4%, 11/15/2012	8,525,000	b	8,282,549
4%, 4/15/2010	1,405,000	b	1,381,347
4.125%, 5/15/2015	10,775,000	b	10,434,833
4.125%, 8/15/2010	18,470,000	b	18,233,215
4.25%, 8/15/2015	13,550,000	b	13,248,309
4.375%, 5/15/2007	40,395,000	b	40,388,537
4.375%, 8/15/2012	3,355,000	b	3,334,669
4.5%, 11/15/2015	15,250,000	b	15,257,015
5.5%, 2/15/2008	9,500,000	b	9,723,725
6%, 8/15/2009	21,310,000	b	22,460,314
			202,191,504
U.S. Government Agencies - 10.4%
Federal Farm Credit Banks:
Bonds, 4.125%, 4/15/2009	6,740,000		6,616,024
Notes, 4.875%, 12/16/2015	4,735,000		4,719,630
Federal Home Loan Banks:
Bonds, 3.75%, 3/7/2007	2,500,000		2,471,770

Bonds, 3.875%, 2/15/2008	6,040,000	5,937,072
Bonds, 4%, 4/25/2007	5,000,000	4,950,400
Bonds, 4.25%, 5/16/2008	4,910,000	4,853,093
Bonds, Ser. 571, 4.65%, 2008	3,125,000	3,110,031
Federal Home Loan Mortgage Corp.:
Bonds, 4.625%, 8/15/2008	4,330,000	4,310,861
Notes, 4.375%, 1/25/2010	6,570,000	6,461,234
Notes, 4.5%, 8/22/2007	4,845,000	4,821,008
Notes, 4.5%, 10/11/2007	3,905,000	3,877,552
Notes, 4.625%, 9/15/2008	4,305,000	4,283,862
Notes, 4.625%, 12/19/2008	4,570,000	4,559,681
Notes, 4.75%, 12/8/2010	4,375,000	4,348,531
Notes, 4.9%, 11/3/2008	5,520,000	5,503,164
Federal National Mortgage Association:
Notes, 4%, 5/9/2007	4,845,000	4,793,309
Notes, 4.125%, 6/16/2008	4,925,000	4,855,410
Notes, 4.5%, 8/15/2008	3,185,000	3,160,409
Notes, 4.75%, 8/25/2008	3,125,000	3,116,009
		86,749,050
U.S. Government Agencies/Mortgage-Backed - 32.0%
Federal Home Loan Mortgage Corp.:
5%, 10/1/2018	9,251,016	9,135,378
5.5%, 9/1/2006-3/1/2035	34,852,926	34,684,748
5.625%, 7/1/2031	714,134	d 726,367
6%, 7/1/2017	4,383,441	4,472,469
6.5%, 8/1/2031-7/1/2032	2,454,661	2,517,314
7%, 4/1/2032	794,138	827,889
8.5%, 6/1/2018	3,278,496	3,531,530
Federal National Mortgage Association:
4.5%, 5/1/2020-7/1/2020	22,750,771	22,027,878
5%, 5/1/2019-7/1/2035	88,032,287	85,550,529
5.5%, 1/1/2020-7/1/2035	45,680,889	45,267,429
6%, 9/1/2019-9/1/2034	20,289,766	20,514,028
6.5%, 4/1/2017-6/1/2035	12,564,201	12,896,944
7%, 6/1/2009-6/1/2032	4,451,561	4,638,099
7.5%, 5/1/2007	1,154,970	1,213,077
8%, 7/1/2007-2/1/2013	1,091,442	1,124,153
Government National Mortgage Association I:
6%, 10/15/2008-10/15/2033	4,601,914	4,678,817
6.5%, 2/15/2034-8/15/2034	7,242,654	7,531,461
7%, 5/15/2023-12/15/2023	1,509,101	1,589,732
7.5%, 3/15/2027	817,186	865,196
8%, 5/15/2007	1,456,447	1,480,147
9%, 12/15/2009	1,499,575	1,563,772
		266,836,957
Utilities - 1.1%
FPL Group Capital,
Gtd. Debs., 6.125%, 2007	6,800,000	6,912,288
Southern California Edison,
First Mortgage, 4.65%, 2015	2,200,000	2,117,170
		9,029,458

Total Bonds and Notes
(Cost $829,092,984)		812,073,007

Short-Term - 1.8%
Repurchase Agreements,

JP Morgan Chase & Co.,
3.85%, dated 11/30/2005 due 12/1/2005 in the amount of
$15,464,653 (fully collateralized
by $16,197,000, U.S. Treasury Notes, 3.125%, 9/15/2008,
value $15,877,797
(cost $15,463,000)	15,463,000 e	15,463,000

Investment of Cash Collateral for Securities Loaned - 21.6%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $180,062,207)	180,062,207 e	180,062,207

Total Investment(Cost $1,024,618,191)	120.8%	1,007,598,214
Liabilities, Less Cash and Receivables	(20.8%)	(173,662,670)
Net Assets	100.0%	833,935,545

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
At November 30, 2005, these securities amounted to $8,529,550 or 1.2% of net assets.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $174,958,525 and the total market value of the collateral held by the fund is $180,062,207.
[c] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[d] Variable rate security--interest rate subject to periodic change.
[e] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON INTERMEDIATE BOND FUND
Statement of Investments
November 30, 2005 (Unaudited)

	Prinicipal
Bonds and Notes - 98.5%	Amount ($)		Value ($)
Asset-Backed Ctfs-Automobile Receivables - 2.8%
Harley-Davidson Motorcycle Trust:
Ser. 2003-4, Cl. A2, 2.69%, 2011	2,470,000		2,404,579
Ser. 2005-3, Cl. A2, 4.41%, 2012	2,350,000		2,330,261
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl A4, 3.28%, 2/18/10	4,660,000		4,492,214
Nissan Auto Receivables Owner Trust,
Ser. 2004-A, Cl. A4, 1.7%, 2009	3,550,000		3,436,410
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl.A4, 3.91%, 2011	3,150,000		3,082,320
			15,745,784
Asset-Backed Ctfs.- Credit Cards - .7%
Bank One Issuance Trust,
Ser. 2003-03, Cl. C3, 4.77%, 2016	4,275,000		4,121,741

Asset-Backed Ctfs. - Other - 1.2%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4, 4.1%, 2010	2,700,000		2,654,363
CIT Equipment Collateral,
Ser. 2004-DFS, Cl. A2, 2.66%, 2006	284,484	a	283,492
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 2012	1,385,000		1,364,996
John Deere Owner Trust,
Ser. 2004-A, Cl. A4, 3.02%, 2011	2,245,000		2,180,198
			6,483,049
Bank & Finance - 19.6%
American Express,
Notes, 4.75%, 2009	2,000,000	b	1,987,636
AXA Financial:
Sr. Notes, 6.5%, 2008	1,200,000		1,244,694
Sr. Notes, 7.75%, 2010	3,625,000		4,011,682
Bank of America,
Sr. Notes, 5.875%, 2009	3,500,000		3,597,846
Bank of New York,
Sr. Notes, 3.625%, 2009	4,575,000		4,408,379
Bear Stearns & Cos.,
Notes, 4.5%, 2010	2,100,000		2,045,463
Caterpillar Financial Services,
Notes, 3.625%, 2007	5,700,000		5,570,855
CIT Group,
Sr. Notes, 5.875%, 2008	2,275,000		2,328,210
Citigroup,
Sr. Notes, 6.2%, 2009	4,400,000	b	4,565,950
Countrywide Home Loans,
Medium-Term Notes, 3.25%, 2008	4,630,000	b	4,440,915
Credit Suisse First Boston,
Notes, 4.875%, 2010	2,900,000	b	2,871,412
Fifth Third Bancorp,
Notes, 3.375%, 2008	3,680,000		3,541,787
General Electric Capital,
Notes, Ser. A, 3.125%, 2009	5,885,000		5,571,777
Goldman Sachs,
Notes, 4.75%, 2013	5,400,000		5,210,676
HSBC Finance:
Notes, 4.75%, 2013	5,400,000		5,194,983
Notes, 5.25%, 2011	5,000,000	b	4,988,500
International Lease Finance,
Notes, 4.35%, 2008	3,500,000		3,434,200
KfW - Kreditanstalt fuer Wiederaufbau,
Gtd. Global Notes, (Gtd. by Federal Rep. Of Germany), 3.75%, 2008	9,470,000		9,297,968
Landwirtschaftliche Rentenbank,
Gtd. Global Notes, (Gtd. by Bundes Republik Deutschland), 3.25%, 2007	8,320,000		8,098,081
Lehman Brothers:
Notes, 4.25%, 2010	2,400,000		2,334,161
Notes, 7%, 2008	1,680,000		1,752,037
Merrill Lynch & Co,
Notes, 4.125%, 2009	6,700,000	b	6,498,852
Morgan Stanley,
Bonds, 5.8%, 2007	5,000,000		5,058,775
US Bank,
Sr. Notes, 4.125%, 2008	4,000,000		3,948,932
Wachovia,
Sub. Notes, 6.375%, 2009	4,000,000		4,160,944
Wells Fargo & Co.,
Notes, 3.12%, 2008	5,000,000		4,784,335
			110,949,050

Collateralized Mortgage Obligations - .4%
Federal Home Loan Mortgage Corp.,
Mulitclass Mortgage Participation Ctfs., REMIC,
Ser. 2134, Cl. PM, 5.5%, 3/15/2014	2,395,075	2,419,505

Commercial Mortgage Pass - Through Ctfs. - 3.0%
CS First Boston Mortgage Securities,
Ser. 2005-C2, Cl. A2, 4.577%, 2037	2,800,000	2,738,974
GS Mortgage Securities II:
Ser. 1998-GLII, Cl. A-2, 6.562%, 2031	4,250,000	4,384,002
Ser. 2005-GG4 Cl. A4, 4.761%, 2039	2,800,000	2,693,000
JP Morgan Chase Commercial Mortgage Securities:
Ser. 2005-CB11, Cl. A2, 5.016%, 2037	2,645,000	2,634,681
Ser. 2005-CB12, Cl. AM 4.948%, 2037	1,985,000	1,925,859
Ser. 2005-LDP2, Cl. AM, 4.78%, 2042	2,405,000	2,307,580
		16,684,096
Foreign Governmental - 3.3%
Financement-Quebec,
Notes, 5%, 2012	6,330,000	6,376,241
Mexico Government,
Notes, 6.625%, 2015	2,875,000 b	3,112,187
Province of Ontario,
Notes, 5.125%, 2012	2,200,000 b	2,262,227
Republic of Italy,
Bonds, 4%, 2008	7,315,000	7,201,588
		18,952,243
Industrial - 1.5%
Emerson Electric,
Notes, 4.625%, 2012	3,625,000	3,555,157
IBM,
Notes, 4.375%, 2009	5,000,000	4,939,520
		8,494,677
Lodging - 1.0%
Seminole Tribe of Florida,
Notes, 5.798%, 2013	5,600,000 a	5,563,606

Media & Telecommunications - 7.4%
AOL Time Warner,
Notes, 6.875%, 2012	2,750,000 b	2,957,320
British Sky Broadcasting,
Notes, 6.875%, 2009	3,500,000	3,665,851
Comcast Cable Communications:
Notes, 5.3%, 2014	2,000,000	1,954,444
Sr. Notes, 5.85%, 2010	2,400,000	2,443,514
News America,
Sr. Notes, 4.75%, 2010	4,115,000	4,059,266
Sprint Capital,
Notes, 8.375%, 2012	5,250,000	6,082,792
Univision Communications
Sr. Notes, 3.5%, 2007	4,965,000	4,812,386
Sr. Notes, 3.875%, 2008	1,850,000	1,776,857
Verizon New York,
Debs., Ser. A, 6.875%, 2012	4,925,000	5,121,399
Viacom,
Sr. Notes, 6.625%, 2011	5,850,000	6,070,954
Vodafone Group,
Sr. Notes, 7.75%, 2010	2,675,000	2,937,137
		41,881,920
Oil & Gas - 1.1%
Conoco Funding,
Notes, 6.35%, 2011	1,825,000	1,958,871
Devon Financing,
Notes, 6.875%, 2011	4,000,000	4,360,952
		6,319,823
Real Estate Investment Trust - 1.4%
ERP Operating,
Notes, 6.95%, 2011	1,875,000	2,014,103
Liberty Property,
Sr. Notes, 7.25%, 2011	1,480,000	1,605,363
Mack-Cali Realty:
Notes, 7.25%, 2009	2,525,000	2,665,236
Notes, 7.75%, 2011	1,500,000	1,659,813
		7,944,515
Retail - .9%
Wal-Mart Stores,
Sr. Notes, 6.875%, 2009	4,500,000	4,796,465

U.S. Government - 31.1%
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	9,651,531 b,c	9,743,712
U.S. Treasury Notes:
3.5%, 11/15/2009	1,500,000 b	1,450,245
4%, 11/15/2012	11,415,000 b	11,090,358
4.125%, 8/15/2010	13,285,000 b	13,114,686
4.125%, 5/15/2015	1,375,000 b	1,331,591
4.25%, 8/15/2015	9,995,000 b	9,772,461
4.375%, 5/15/2007	34,330,000 b	34,324,507
4.375%, 8/15/2012	1,630,000 b	1,620,122
4.5%, 11/15/2015	20,500,000 b	20,509,430
5.5%, 2/15/2008	35,000,000 b	35,824,250
6%, 8/15/2009	4,145,000 b	4,368,747
6.5%, 10/15/2006	32,480,000 b	33,050,674
		176,200,783
U.S. Government Agencies - 20.5%
Federal Farm Credit Bank:
Bonds, 2.125%, 7/17/2006	4,500,000	4,432,685
Bonds, 4.125%, 4/15/2009	6,730,000	6,606,208
Notes, 4.875%, 12/16/2015	4,720,000	4,704,679
Federal Home Loan Banks:
Bonds, 3.75%, 3/7/2007	6,865,000	6,787,480
Bonds, 3.875%, 2/15/2008	7,485,000	7,357,448
Bonds, 4%, 4/25/2007	6,805,000	6,737,494
Bonds, 4.25%, 5/16/2008	6,495,000	6,419,723
Bonds, Ser. 571, 4.65%, 2008	3,155,000	3,139,888
Bonds, Ser. QP06, 4.125%, 11/15/2006	7,870,000	7,832,027
Federal Home Loan Mortgage Corp.:
Bonds, 4.625%, 8/15/2008	5,030,000	5,007,767
Notes, 4.5%, 10/11/2007	6,145,000	6,101,807
Notes, 4.5%, 8/22/2007	6,460,000	6,428,010
Notes, 4.625%, 12/19/2008	4,685,000	4,674,421
Notes, 4.625%, 9/15/2008	4,960,000	4,935,646
Notes, 4.9%, 11/3/2008	4,190,000	4,177,221
Federal National Mortgage Association:
Notes, 2.71%, 1/30/2007	3,685,000	3,604,442
Notes, 3.55%, 2/16/2007	9,665,000	9,539,597
Notes, 4%, 5/9/2007	6,405,000	6,336,665
Notes, 4.125%, 6/16/2008	5,625,000	5,545,519
Notes, 4.5%, 8/15/2008	2,750,000	2,728,767
Notes, 4.75%, 8/25/2008	3,045,000	3,036,240
		116,133,734
U.S. Government Agencies/Mortgage-Backed - 1.4%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2008	1,083,140	1,041,840
4.5%, 11/1/2007	1,155,177	1,150,118
4.919%, 11/1/2032	905,386 d	910,354
Federal National Mortgage Association:
5%, 10/1/2018	4,688,609	4,630,001
7%, 6/1/2009	307,605	314,622
5.5%, 6/1/2006	130,041	130,610
Government National Mortgage Association I:
6.5%, 9/15/2013	637,568	660,679
8%, 2/15/2008	241,850	247,291
		9,085,515
Utilities - 1.2%
Alabama Power,
Sr. Notes, Cl. CC, 3.5%, 2007	3,675,000	3,580,994
FPL Group Capital,
Debs., 6.125%, 2007	3,250,000	3,303,667
		6,884,661
Total Bonds and Notes
(cost $573,080,732)		558,661,167

Short Term Investments- .9%	Prinicipal
Repurchase Agreements;	Amount ($)	Value ($)
JP Morgan Chase & Co.,
3.85%, dated 11/31/2005 due 12/01/2005 in the amount of
$5,171,553 (fully collateralized by $5,431,000 U.S. Treasury
Notes, 4.125%, 5/15/2015, value $5,275,140)
(cost $5,171,000)	5,171,000	5,171,000

Investment of Cash Collateral for Securities Loaned - 32.2%	Shares	Value ($)
Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $182,498,967)	182,498,967 e	182,498,967

Total Investment (cost$ 760,750,699)	131.6%	746,331,134
Liabilities, Less Cash and Receivables	(31.6) %	(179,354,324)
Net Assets	100.0%	566,976,810

a Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $5,847,098 or 1.0% of net assets.
b All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $177,008,963 and the total market value of the collateral held by the fund is $182,498,967.
c Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
d Variable rate security - interest rate subject to periodic change.
e Investment in affiliated money market fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND
Statement of Investments
November 30, 2005(Unaudited)
	Prinicipal
Bonds and Notes - 98.5%	Amount		Value ($)
Collateralized Mortgage Obligations - .1%
Federal Home Loan Mortgage Corp.,
Multiclass Mortgage Participation Ctfs. REMIC,
Ser. 2495, Cl. UC, 5%, 7/15/2032	214,722		212,741

U.S. Government - 50.6%
U.S. Treasury Inflation Protected Securities,
3.375%, 1/15/2007	2,539,877	a,b	2,564,135
U.S. Treasury Notes,
3%, 11/15/2007	15,000,000	b	14,614,350
4.125%, 8/15/2010	1,580,000	b	1,559,744
4.375%, 5/15/2007	15,280,000	b	15,277,555
4.75%, 11/15/2008	7,500,000	b	7,570,275
5.5%, 2/15/2008	16,500,000	b	16,888,575
5.625%, 2/15/2006	7,000,000		7,028,140
6%, 8/15/2009	1,355,000	b	1,428,143
6.5%, 10/15/2006	14,000,000	b	14,245,980
			81,176,897
U.S. Government Agencies - 39.1%
Federal Farm Credit Banks:
Bonds, 1.875%, 11/16/2007	2,000,000		1,939,590
Bonds, 2.125%, 7/17/2006	2,470,000		2,433,051
Bonds, 2.25%, 9/1/2006	835,000		820,694
Bonds, 2.375%, 10/2/2006	1,425,000		1,399,056
Federal Home Loan Banks:
Bonds, 2.75%, 5/15/2006	895,000		888,458
Bonds, 2.95%, 9/14/2006	2,150,000		2,122,760
Bonds, 3.875%, 2/15/2008	2,270,000		2,231,317
Bonds, 4%, 4/5/2007	1,315,000		1,303,603
Bonds, 4%, 4/25/2007	2,015,000		1,995,011
Bonds, 4.25%, 5/16/2008	1,900,000		1,877,979
Bonds, Ser. 571, 4.65%, 8/22/2008	1,205,000		1,199,228
Bonds, Ser. QP06, 4.125%, 11/15/2006	3,385,000		3,368,667
Bonds, Ser. S706, 5.375%, 5/15/2006	1,605,000		1,612,049
Federal Home Loan Mortgage Corp.:
Bonds, 4.625%, 8/15/2008	1,465,000		1,458,525
Notes, 2.14%, 2/24/2006	1,000,000		995,138
Notes, 3%, 4/25/2007	2,000,000		1,955,370
Notes, 4.375%, 1/25/2010	2,770,000		2,724,143
Notes, 4.5%, 8/22/2007	1,885,000		1,875,665
Notes, 4.5%, 10/11/2007	1,415,000		1,405,054
Notes, 4.625%, 9/15/2008	1,985,000		1,975,254
Notes, 4.625%, 12/19/2008	1,240,000		1,237,200
Notes, 4.9%, 11/3/2008	1,180,000		1,176,401
Federal National Mortgage Association:
Notes, 2.35%, 4/29/2006	1,335,000		1,324,730
Notes, 2.5%, 5/12/2006	1,009,000		1,000,779
Notes, 2.71%, 1/30/2007	745,000		728,714
Notes, 3%, 10/19/2006	1,275,000		1,256,860
Notes, 3%, 12/15/2006	1,000,000		983,383
Notes, 3%, 3/2/2007	550,000		538,942
Notes, 3.01%, 6/2/2006	2,000,000		1,984,902
Notes, 3.5%, 12/28/2006	2,000,000		1,975,966

Notes, 3.55%, 1/12/2007	3,545,000		3,502,591
Notes, 3.55%, 2/16/2007	3,425,000		3,380,561
Notes, 4%, 5/9/2007	1,850,000		1,830,262
Notes, 4.1%, 4/18/2007	1,375,000		1,362,448
Notes, 4.125%, 6/16/2008	1,870,000		1,843,577
Notes, 4.5%, 8/15/2008	1,770,000		1,756,334
Notes, 4.75%, 8/25/2008	1,205,000		1,201,533
			62,665,795
U.S. Government Agencies/Mortgage-Backed - 8.7%
Federal Home Loan Mortgage Corp.:
3.5%, 5/1/2008-9/1/2008	4,359,984		4,193,738
4%, 2/1/2008-3/1/2010	3,873,471		3,787,541
4.5%, 11/1/2007-5/1/2008	2,000,684		1,988,030
4.919%, 11/1/2032	226,347	c	227,588
5%, 3/1/2008-4/1/2009	344,409		344,231
5.625%, 7/1/2031	73,245	c	74,499
Federal National Mortgage Association:
4.5%, 1/1/2010	341,286		336,058
4.699%, 6/1/2032	525,896	c	530,004
4.915%, 3/1/2032	87,613	c	87,825
5.193%, 4/1/2032	110,190	c	114,222
5.23%, 5/1/2032	310,037	c	311,026
5.375%, 5/1/2032	5,575	c	5,710
5.5%, 6/1/2009	89,429		89,848
5.71%, 6/1/2032	116,520	c	120,153
5.773%, 3/1/2032	63,926	c	65,301
5.842%, 6/1/2032	356,457	c	363,740
Government National Mortgage Association I,
6%, 12/15/2008-4/15/2009	1,231,608		1,258,902
			13,898,416
Total Bonds and Notes
(Cost $162,377,541)			157,953,849

Investment of Cash Collateral for Securities Loaned- 42.2%
Registered Investment Company;
Dreyfus Instituional Cash Advantage Plus Fund
(cost $67,776,891)	67,776,891	d	67,776,891

Total Investment(Cost $230,154,432)	140.7%		225,730,740
Liabilities, Less Cash and Receivables	(40.7)%		(65,343,730)
Net Assets	100.0%		160,387,010

[a] Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
[b] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $65,843,717 and the total market value of the collateral held by the fund is $67,776,891.
[c] Variable rate security--interest rate subject to periodic change.
[d] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--96.5%	Amount ($)		Value ($)

Alabama--2.5%

Alabama 5%, 6/1/2009	2,295,000		2,416,681

Alabama Public School and College
Authority, Capital Improvement
5.625%, 7/1/2013	3,000,000		3,247,980

Birmingham Special Care Facilities Financing Authority-
Baptist Medical Centers, Revenue (Baptist Health
Systems Inc.) 5%, 11/15/2015	5,260,000		5,392,236

Jefferson County, Limited Obligation School
Warrants 5%, 1/1/2024	3,500,000		3,584,000

Montgomery BMC Special Care Facilities Financing
Authority, Revenue (Baptist Health):
0/5%, 11/15/2013 (Insured; MBIA)	1,365,000	a	1,297,678
0/5%, 11/15/2014 (Insured; MBIA)	2,500,000	a	2,373,075

Alaska--.2%

Anchorage, Electric Utility Revenue
8%, 12/1/2010 (Insured; MBIA)	1,000,000		1,194,240

Arizona--3.1%

Arizona School Facilities Board,
State School Improvement
Revenue 5%, 7/1/2008	1,625,000		1,691,869

Maricopa County Unified School District:
(Paradise Valley):
6.35%, 7/1/2010
(Insured; MBIA)	550,000		614,751
7%, 7/1/2011(Insured; MBIA)	1,905,000		2,222,163

(Scottsdale School)
6.60%, 7/1/2012	1,250,000		1,462,113

Phoenix:
6.25%, 7/1/2016	1,250,000		1,496,125

Phoenix Civic Improvement Corp.,
Transit Excise Tax Revenue
(Light Rail Project) 5% 7/1/2016 (Insured; AMBAC)	6,000,000		6,420,960

Phoenix Industrial Development
Authority, SFMR 6.60%, 12/1/2029
(Collateralized: FHLMC, FNMA and GNMA)	585,000		592,523

Salt River Project Agricultural
Improvement and Power District,
Electric System Revenue:
5%, 1/1/2010	1,000,000		1,057,210
5%, 1/1/2016	1,475,000		1,574,415
5%, 1/1/2017	1,000,000		1,063,850

Scottsdale Industrial Development Authority, HR
(Scottsdale Healthcare) 5.70%, 12/1/2021	1,000,000		1,070,000

Tucson 5%, 7/1/2012	1,265,000		1,358,395

University Medical Center Corp., HR
5.25%, 7/1/2016	2,310,000		2,438,898

California--20.6%

Agua Caliente Band, Cahuilla Indians Revenue:
4%, 7/1/2006	300,000		301,080
5.60%, 7/1/2013	1,815,000		1,887,618

Alameda Corridor Transportation Authority, Revenue
(Subordinated Lien) 0/5.25%, 10/1/2021
(Insured; AMBAC)	5,000,000	a	3,715,500

California:
5.75%, 3/1/2008	190,000		192,088
6.60%, 2/1/2009	510,000		556,879
5.75%, 3/1/2009 (Insured; FGIC)	80,000		80,904

5.50%, 6/1/2010	1,045,000	b	1,132,362

5%, 11/1/2011	655,000	b	705,939
5%, 11/1/2012	345,000		366,656
5%, 5/1/2018	30,000,000		31,766,400
5.50%, 6/1/2020	3,955,000		4,203,097
5.25%, 11/1/2026	10,500,000		11,080,230
5%, 2/1/2033	1,825,000		1,858,562
5.50%, 11/1/2033	3,900,000		4,197,063

California Department of Water Resources,
Power Supply Revenue:
5.50%, 5/1/2008	4,000,000		4,190,760
5.375%, 5/1/2012 (Insured; AMBAC)	5,000,000	b	5,540,600

California Economic Recovery 5%, 7/1/2016	10,400,000		11,176,776

California Educational Facilities Authority:
(Pepperdine University) 5.75%, 9/15/2008	3,250,000	b	3,500,575
(Stanford University) 5%, 11/1/2011	3,000,000		3,242,790

California Housing Finance Agency, Home Mortgage
Revenue 5.65%, 8/1/2006 (Insured; MBIA)	655,000		661,740

California Infrastructure and Economic Development Bank,
Revenue (Clean Water State Revolving Fund)
5%, 10/1/2017	2,500,000		2,659,950

California Municipal Finance Authority, SWDR
(Waste Management Inc. Project)
4.10%, 9/1/2009	1,000,000		998,810

California Statewide Community Development Authority,
Revenue:
(Daughters of Charity Health)
5.25%, 7/1/2024	3,000,000		3,092,160
(Kaiser Permanente) 3.85%, 8/1/2006	1,250,000		1,252,200
Multi Family Housing:
(Archstone/Seascape) 5.25%, 6/1/2008	4,000,000		4,124,400
(Equity Residential) 5.20%, 6/15/2009	3,000,000		3,124,170

Foothill/Eastern Transportation Corridor Agency,
Toll Road Revenue:
0/5.80%, 1/15/2020 (Insured; MBIA)	1,505,000	a	1,385,187
0/5.875%, 1/15/2026 (Insured; MBIA)	8,000,000	a	7,268,640

Golden State Tobacco Securitization Corp.,
Tobacco Settlement Revenue
(Enhanced-Asset Backed):
5.75%, 6/1/2008	6,755,000	b	7,140,778
5.75%, 6/1/2008	8,240,000	b	8,710,586

Kern High School District
6.40%, 2/1/2012 (Insured; MBIA)	2,750,000		3,132,635

Los Angeles Department of Water and Power,
Power Systems Revenue
5.25%, 7/1/2011 (Insured; MBIA)	2,250,000		2,446,357

Los Angeles Unified School District
5.75%, 7/1/2016 (Insured; MBIA)	2,000,000		2,291,200

Modesto Wastewater Treatment Facility, Revenue
6%, 11/1/2009 (Insured; MBIA)	500,000		548,755

Oakland Joint Powers Financing Authority, LR
(Oakland Convention Centers)
5.50%, 10/1/2013 (Insured; AMBAC)	1,500,000		1,672,950

Sacramento Municipal Utility District, Electric Revenue:
5.30%, 7/1/2012	1,145,000		1,204,059
5.25%, 5/15/2013 (Insured; FGIC)	3,530,000		3,886,848

San Francisco City and County Airports Commission,
International Airport Revenue
5.625%, 5/1/2006 (Insured; FGIC)	500,000		504,755

San Jose Redevelopment Agency, Tax Allocation
(Merged Area Redevelopment):
6%, 8/1/2009 (Insured; MBIA)	205,000		223,883
6%, 8/1/2009 (Insured; MBIA)	420,000		457,624

Santa Margarita-Dana Point Authority, Revenue
7.25%, 8/1/2007 (Insured; MBIA)	500,000		532,320

Southern California Public Power Authority,
Power Project Revenue (San Juan Unit 3):
5.50%, 1/1/2013 (Insured; FSA)	3,010,000		3,347,873
5.50%, 1/1/2014 (Insured; FSA)	2,000,000		2,232,520

Westside Unified School District
6%, 8/1/2014 (Insured; AMBAC)	385,000		454,616

Colorado--4.1%

Colorado Department of Transportation,
Transportation Revenue, RAN
5.25%, 6/15/2010 (Insured; MBIA)	1,000,000		1,072,750

Colorado Educational and Cultural Facilities Authority,
Revenue (Regis University Project)
5%, 6/1/2022 (Insured; Radian)	1,825,000		1,872,012

Colorado Health Facilities Authority, Revenue
(Vail Valley Medical Center Project)
5%, 1/15/2020	1,250,000		1,277,962

Colorado Housing Finance Authority:
6.75%, 4/1/2015	120,000		123,968
6.70%, 10/1/2016	75,000		75,837
7.15%, 10/1/2030 (Insured; FHA)	105,000		107,816
(Single Family Program):
7.10%, 5/1/2015	25,000		25,344
6.05%, 10/1/2016	225,000		235,687
6.75%, 10/1/2021 (Insured; FHA)	340,000		348,133
7.55%, 11/1/2027	30,000		30,424
6.80%, 11/1/2028	55,000		55,663

E-470 Public Highway Authority, Revenue:
0/5%, 9/1/2016 (Insured; MBIA)	3,565,000	a	2,869,469
0/5%, 9/1/2017 (Insured; MBIA)	3,500,000	a	2,816,240

Jefferson County School District
6.50%, 12/15/2010 (Insured; MBIA)	1,500,000		1,702,455

Northwest Parkway Public Highway Authority:
0/5.45%, 6/15/2017 (Insured; AMBAC)	7,690,000	a	6,411,230
0/5.55%, 6/15/2018 (Insured; FSA)	5,000,000	a	4,165,750
0/5.70%, 6/15/2021 (Insured; AMBAC)	7,345,000	a	6,128,227

University of Colorado, Enterprise System Revenue:
5%, 6/1/2009	500,000		525,500
5.50%, 6/1/2010	500,000		541,280

Connecticut--.3%

Connecticut 5.25%, 6/1/2018 (Insured; AMBAC)	1,500,000		1,669,770

Connecticut Health and Educational Facilities Authority,
Revenue (Yale University) 5.125%, 7/1/2027	300,000		312,381

Stamford 6.60%, 1/15/2007	500,000		518,370

Florida--4.2%

Florida Board of Education (Capital Outlay -
Public Education) 5.50%, 6/1/2010	1,750,000	b	1,912,050

Florida Municipal Loan Council, Revenue
5.75%, 11/1/2015 (Insured; MBIA)	520,000		572,780

Hillsborough County Aviation Authority, Revenue
(Tampa International Airport):
5.125%, 10/1/2020 (Insured; AMBAC)	3,540,000		3,773,498
5.125%, 10/1/2021 (Insured; AMBAC)	3,675,000		3,908,289

Hillsborough County Educational Facilities Authority
(University of Tampa Project) 5.75%, 4/1/2018
(Insured; Radian)	3,270,000		3,482,746

JEA, Saint Johns River Power Park System, Revenue
5%, 10/1/2015	2,750,000		2,917,145

Key West Utility Board, Electric Revenue
5.75%, 10/1/2006 (Insured; AMBAC)	1,000,000		1,020,530

Lee County, Airport Revenue
5.875%, 10/1/2019 (Insured; FSA)	2,500,000		2,699,000

Miami-Dade County:
Aviation Revenue, Miami International Airport
(Hub of the Americas) 5%, 10/1/2010	3,000,000		3,122,550
Subordinate Special Obligation:
0/5%, 10/1/2022 (Insured; MBIA)	2,000,000	a	1,403,200
0/5%, 10/1/2035 (Insured; MBIA)	1,500,000	a	1,286,715

Orlando and Orange County Expressway Authority,
Expressway Revenue 5%, 7/1/2013
(Insured; AMBAC)	4,710,000		5,087,365

Georgia--1.6%

Burke County Development Authority, PCR
(Georgia Power Co. Plant Vogtle Project)
4.75%, 5/1/2034 (Insured; FGIC)	1,595,000		1,593,708

Chatham County Hospital Authority
(Memorial Health Medical Center)
6.125%, 1/1/2024	2,480,000		2,704,663

Crisp County Development Authority, EIR
(International Paper Co. Project)
5.55%, 2/1/2015	1,000,000		1,040,730

Georgia:
5.40%, 11/1/2010	1,000,000		1,087,740
5.75%, 9/1/2011	3,460,000		3,859,388

Georgia Municipal Electric Authority (Project One)
6%, 1/1/2006	1,275,000		1,277,894

Illinois--3.4%

Chicago:
Gas Supply Revenue
(Peoples Gas, Light and Coke) 4.75%, 6/30/2014	1,000,000		1,029,870
SFMR 4.70%, 10/1/2017 (Collateralized: FNMA and GNMA)	165,000		166,066

Chicago Metropolitan Water Reclamation District
(Chicago Capital Improvement)
7.25%, 12/1/2012	8,500,000		10,316,195

Illinois Finance Authority, Gas Supply Revenue
(People's Gas, Light and Coke Co.)
4.30%, 6/1/2016 (Insured; AMBAC)	2,500,000		2,520,425

Illinois Health Facilities Authority, Revenue
(Loyola University Health System)
5.75%, 7/1/2011	2,500,000		2,682,050

Lake County Community Unitary School District
(Waukegan) 5.625%, 12/1/2011 (Insured; FSA)	3,150,000		3,390,439

Regional Transportation Authority:
7.75%, 6/1/2009 (Insured; FGIC)	1,000,000		1,136,840
7.75%, 6/1/2010 (Insured; FGIC)	1,620,000		1,895,918
7.75%, 6/1/2012 (Insured; FGIC)	1,890,000		2,320,240

Iowa--.4%

Muscatine, Electric Revenue
5.50%, 1/1/2011 (Insured; AMBAC)	3,000,000		3,264,840

Kentucky--.6%

Kentucky Property and Buildings Commission, Revenue
6%, 2/1/2010 (Insured; FSA)	2,000,000	b	2,192,940

Kentucky Turnpike Authority, EDR
(Revitalization's Projects):
6.50%, 7/1/2007 (Insured; AMBAC)	1,000,000		1,048,310
5.50%, 7/1/2012 (Insured; AMBAC)	1,250,000		1,380,788

Louisiana--.3%

Louisiana Public Facilities Authority, HR
(Franciscan Missionaries of Our Lady Health
System Project) 5%, 8/15/2033	2,445,000		2,447,616

Maine--.2%

Maine Municipal Bond Bank
5.875%, 11/1/2009 (Insured; FSA)	1,660,000	b	1,820,854

Maryland--1.6%

Maryland Health and Higher Educational Facilities
Authority, Revenue (Johns Hopkins
University) 5%, 7/1/2024	1,000,000		1,045,030

Maryland State and Local Facilities Loan
(Second Series) 5%, 8/1/2015	10,000,000		10,784,500

Massachusetts--4.9%

Massachusetts, Consolidated Loan:
5.75%, 9/1/2009	500,000	b	543,640
5.25%, 11/1/2012	3,000,000	b	3,255,180
5%, 8/1/2014	3,000,000	b	3,218,250

Massachusetts Bay Transportation Authority,
Sales Tax Revenue 5.50%, 7/1/2016	7,750,000		8,712,938

Massachusetts Development Finance Agency, Revenue:
(Boston University Issue)
5%, 10/1/2035 (Insured; AMBAC)	2,000,000		2,061,800
(Combined Jewish Philanthropies) 4.75%, 2/1/2015	4,135,000		4,318,222

Massachusetts Housing Finance Agency, HR
5.125%, 12/1/2034	350,000		353,000

Massachusetts Municipal Wholesale Electric Co.
Power Supply System Revenue
(Project Number 6)
5.25%, 7/1/2012 (Insured; MBIA)	2,000,000		2,171,760

Massachusetts Port Authority, Revenue:
6%, 1/1/2010	2,035,000	b	2,245,948
5.75%, 7/1/2010	1,325,000		1,437,691

Massachusetts School Building Authority,
Dedicated Sales Tax 5%, 8/15/2017 (Insured; FSA)	4,000,000		4,290,680

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds) 5.25%, 8/1/2017	2,500,000		2,720,200

Weston:
5.625%, 3/1/2010	650,000	b	710,574
5.625%, 3/1/2010	665,000	b	726,971

Michigan--1.2%

Fowlerville Community School District
6.50%, 5/1/2006 (Insured; MBIA)	555,000		562,465

Michigan Hospital Finance Authority, Revenue
(Genesys Regional Medical Hospital)
5.50%, 10/1/2008	1,505,000		1,589,069

Michigan Municipal Bond Authority,
State Revolving Fund Revenue:
(Clean Water)
5%, 10/1/2021	5,000,000		5,256,900
(Drinking Water)
5.50%, 10/1/2015	1,000,000		1,127,000

Saint Johns Public Schools (School Bond Loan Fund)
6.50%, 5/1/2006 (Insured; FGIC)	525,000		532,061

Minnesota--1.0%

Minneapolis (Special School District Number 1)
5%, 2/1/2014 (Insured; FSA)	2,350,000		2,457,489

Minnesota Housing Finance Agency
(Residential Housing) 2.35%, 12/11/2006	5,000,000		4,923,300

Mississippi--.9%

Mississippi Higher Education Assistance
Corp., Student Loan Revenue
6.05%, 9/1/2007	30,000		30,036

Mississippi Hospital Equipment and Facilities Authority,
Revenue (Baptist Memorial Health Care)
5%, 9/1/2024	5,845,000		5,869,257

Mississippi University Educational Building Corp., Revenue
5.25%, 8/1/2016 (Insured; MBIA)	400,000		438,500

Missouri--.8%

Missouri Environmental Improvement and Energy Resource
Authority, Water Pollution Control Revenue
(Revolving Fund Program)
5.50%, 7/1/2014	1,250,000		1,395,175

Missouri Highways and Transportation Commission,
State Road Revenue:
5.50%, 2/1/2010	2,000,000		2,157,200
5.50%, 2/1/2011	2,000,000		2,184,580

Nebraska--.3%

Municipal Energy Agency of Nebraska,
Power Supply System
5%, 4/1/2025 (Insured; FSA)	2,000,000		2,080,660

Nevada--.3%

Humboldt County, PCR (Sierra Pacific)
6.55%, 10/1/2013 (Insured; AMBAC)	2,000,000		2,063,500

New Hampshire--.2%

Nashua, Capital Improvement
5.50%, 7/15/2018	560,000		611,330

New Hampshire Business Finance Authority, PCR
(Central Maine Power Co.) 5.375%, 5/1/2014	1,000,000		1,055,560

New Jersey--7.7%

Garden State Preservation Trust:
(Open Space and Farmland Preservation):
5.80%, 11/1/2018 (Insured; FSA)	5,000,000	c	5,718,900
5.80%, 11/1/2019 (Insured; FSA)	5,000,000	c	5,718,900
5.80%, 11/1/2023 (Insured; FSA)	5,000,000	c	5,733,850

Gloucester County Improvement Authority,
Solid Waste Resource Recovery Revenue:
6.85%, 12/1/2009	4,000,000		4,400,280
7%, 12/1/2009	1,000,000		1,104,390

New Jersey 6%, 2/15/2011	1,000,000		1,110,890

New Jersey Economic Development Authority:
Cigarette Tax Revenue:
5%, 6/15/2013 (Insured; FGIC)	3,000,000		3,197,220
5.375%, 6/15/2015	4,400,000		4,701,180
5.50%, 6/15/2024	4,000,000		4,154,360
5.50%, 6/15/2031	1,000,000		1,027,040
School Facilities Construction Revenue
5.25%, 6/15/2011 (Insured; AMBAC)	5,375,000	b	5,814,084
5%, 3/1/2017	2,000,000		2,116,780
5%, 3/1/2018	1,300,000		1,370,811
Transportation Sublease Revenue
(New Jersey Transit Corp. Light Rail Transit System)
5.875%, 5/1/2009 (Insured; FSA)	1,000,000	b	1,075,980

New Jersey Highway Authority, General Revenue
(Garden State Parkway):
5%, 1/1/2009 (Insured; FGIC)	1,060,000		1,109,417
5%, 1/1/2010 (Insured; FGIC)	1,110,000		1,173,936

New Jersey Transit Corp., COP:
5.50%, 9/15/2009 (Insured; AMBAC)	5,000,000		5,336,900
6%, 9/15/2010 (Insured; AMBAC)	2,000,000	b	2,216,820

New Mexico--.4%

New Mexico Finance Authority, Revenue
(Public Project Revolving Fund)
5.25%, 6/1/2017 (Insured; AMBAC)	1,000,000		1,082,230

New Mexico Highway Commission, Tax Revenue
6%, 6/15/2010	2,000,000	b	2,208,500

New York--7.9%

Greece Central School District:
6%, 6/15/2010 (Insured; FGIC)	225,000		248,854
6%, 6/15/2011 (Insured; FGIC)	950,000		1,064,617
6%, 6/15/2012 (Insured; FGIC)	950,000		1,078,212
6%, 6/15/2013 (Insured; FGIC)	950,000		1,090,410
6%, 6/15/2014 (Insured; FGIC)	950,000		1,100,385
6%, 6/15/2015 (Insured; FGIC)	950,000		1,105,610

Long Island Power Authority, Electric System Revenue:
5%, 6/1/2009	2,000,000		2,094,400

Metropolitan Transportation Authority:
Commuter Facilities Revenue
5.50%, 7/1/2011	1,000,000		1,063,230
Service Contract Revenue:
5.50%, 7/1/2016	5,000,000		5,575,600
5.75%, 1/1/2018	1,500,000		1,699,485

Nassau County, General Improvement
5.10%, 11/1/2013 (Insured; AMBAC)	3,000,000	b	3,153,150

New York City:
7%, 8/1/2006	300,000		307,326
5.75%, 8/1/2007	265,000	b	278,054
5.50%, 8/1/2010 (Insured; XLCA)	2,000,000		2,165,640
5%, 8/1/2012	5,105,000		5,429,270
5.75%, 8/1/2012	280,000		292,284
5.75%, 8/1/2013	1,650,000		1,783,518

New York City Municipal Water Finance Authority,
Water and Sewer Systems Revenue:
5.75%, 6/15/2006 (Insured; MBIA)	440,000	b	450,507
5.75%, 6/15/2026 (Insured; MBIA)	815,000		834,128

New York City Transitional Finance Authority, Revenue:
6.125%, 5/15/2010	825,000	b	922,903
6.125%, 5/15/2010	175,000	b	195,767
6.125%, 5/15/2010	2,000,000	b	2,237,340
5.50%, 11/1/2011	3,000,000		3,260,730

New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through:
5%, 6/1/2042	1,000,000		916,510
5%, 6/1/2045	1,595,000		1,458,659

New York State Dormitory Authority, Revenue:
(Consolidated City University System)
5.75%, 7/1/2018 (Insured; FSA)	200,000		228,854
(FIT Student Housing)
5.75%, 7/1/2006 (Insured; AMBAC)	130,000		131,894

New York State Power Authority, General Purpose Revenue
7%, 1/1/2010	300,000	b	340,314

New York State Thruway Authority:
(Highway and Bridge Trust Fund):
5.50%, 4/1/2007 (Insured; FGIC)	500,000		514,670
6%, 4/1/2010 (Insured; FSA)	2,000,000	b	2,219,620
6%, 4/1/2010 (Insured; FSA)	1,000,000	b	1,109,810
5.50%, 4/1/2011 (Insured; FGIC)	1,000,000	b	1,102,530

New York State Urban Development Corp., Revenue
(Correctional Capital Facilities)
5%, 1/1/2011	5,000,000		5,266,700

Orange County 5.50%, 11/15/2007	250,000		260,777

Tobacco Settlement Financing Corp. of New York,
Asset-Backed Revenue (State Contingency Contract Secured):
5.50%, 6/1/2018 (Insured; MBIA)	2,000,000		2,172,080
5.50%, 6/1/2019	5,000,000		5,449,850

North Carolina--4.2%

Charlotte 5%, 4/1/2013	1,000,000		1,084,140

Charlotte-Mecklenberg Hospital Authority,
Health Care System Revenue 5.60%, 1/15/2011	1,000,000		1,022,620

Concord, COP 5.50%, 6/1/2011 (Insured; MBIA)	1,000,000		1,092,000

Durham County 5.50%, 4/1/2010	1,000,000		1,083,320

Guilford County, Public Improvement
5.10%, 10/1/2010	1,500,000	b	1,631,565

Mecklenburg County:
5.50%, 4/1/2011	1,195,000		1,310,963
Public Improvement 4.75%, 4/1/2008	1,000,000		1,033,100

North Carolina:
5%, 2/1/2012	9,000,000		9,706,590
Public Improvement 5%, 3/1/2012	5,000,000		5,395,800

North Carolina Eastern Municipal Power Agency,
Power System Revenue 5.375%, 1/1/2016	1,500,000		1,596,135

Raleigh Durham Airport Authority, Revenue
5.25%, 11/1/2013 (Insured; FGIC)	2,465,000		2,647,188

Wake County 5.75%, 2/1/2010	2,000,000	b	2,210,800

Wake County Industrial Facilities and Pollution Control
Financing Authority, Revenue
(Carolina Power and Light Co.) 5.375%, 2/1/2017	1,000,000		1,060,600

Ohio--2.8%

Akron, Sewer Systems Revenue 6%, 12/1/2014
(Insured; AMBAC)	500,000		549,600

Butler County Transportation Improvement District
6%, 4/1/2011 (Insured; FSA)	1,000,000		1,074,590

Columbus 6%, 6/15/2008	3,000,000		3,194,130

Cuyahoga County, Revenue
(Cleveland Clinic Health System):
6%, 1/1/2015	2,265,000		2,522,757
6%, 1/1/2017	3,900,000		4,303,884

Erie County, Hospital Facilities Revenue
(Firelands Regional Medical Center) 4.50%, 8/15/2006	1,200,000		1,208,376

Ohio Building Authority:
(Juvenile Correction Facilities) 5.50%, 4/1/2014	3,295,000		3,582,621
(Sports Building Fund) 5.50%, 4/1/2014	1,945,000		2,114,779

Ohio Infrastructure Improvements
5.625%, 2/1/2009	1,000,000		1,065,710

Toledo - Lucas County Port Authority, Port
Facilities Revenue (Cargill Inc. Project)
4.50%, 12/1/2015	900,000		913,554

Oklahoma--.2%

Oklahoma Capital Improvement Authority,
State Highway Capital Improvement Revenue
5%, 6/1/2006 (Insured; MBIA)	1,200,000		1,210,836

Oklahoma Housing Finance Agency, SFMR
6.80%, 9/1/2016 (Collateralized; FNMA)	105,000		105,339

Oregon--.7%

Jackson County School District:
(Central Point) 5.75%, 6/15/2010 (Insured; FGIC)	2,265,000	b	2,478,544
(Eagle Point) 5.625%, 6/15/2011	1,500,000	b	1,649,760

Portland Urban Renewal and Redevelopment
(Convention Center)
5.75%, 6/15/2018 (Insured; AMBAC)	1,150,000		1,260,228

Pennsylvania--4.2%

Allegheny County Hospital Development Authority,
Revenue (University of Pittsburgh Medical Center)
5.25%, 6/15/2015	1,620,000		1,750,054

Chester County 5%, 11/15/2010	3,420,000		3,648,866

Pennsylvania, GO:
5%, 1/1/2016	10,000,000	c	10,827,300
5%, 1/1/2018	5,000,000	c	5,370,650

Pennsylvania Higher Educational Facilities Authority,
Health Services Revenue
(University of Pennsylvania) 5.35%, 1/1/2006	3,750,000	b	3,794,212

Philadelphia School District 5%, 4/1/2017 (Insured; AMBAC)	2,165,000		2,310,445

Scranton-Lackawanna Health and Welfare Authority,
Catholic Healthcare Revenue (Mercy Health)
5.10%, 1/1/2007 (Insured; MBIA)	100,000		101,859

State Public School Building Authority, College Revenue
(Harrisburg Community College)
6.25%, 4/1/2008 (Insured; MBIA)	795,000		845,888

Swarthmore Borough Authority, College Revenue:
5%, 9/15/2011	1,000,000		1,072,710
5%, 9/15/2012	1,400,000		1,508,598

Rhode Island--.1%

Rhode Island Health and Educational Building Corp.,
Higher Educational Revenue
(Providence College):
4.50%, 11/1/2017 (Insured; XLCA)	795,000		806,885
5%, 11/1/2022 (Insured; XLCA)	250,000		259,338

South Carolina--4.6%

Georgetown County School District, GO
5%, 3/1/2015 (Insured; FSA)	5,000,000		5,366,000

Greenville County School District, Installment Purchase Revenue:
(Building Equity Sooner Tomorrow):
5.25%, 12/1/2010	10,000,000		10,680,800
5.25%, 12/1/2011	5,650,000		6,078,213
5.875%, 12/1/2012	3,000,000	b	3,417,120
5.50%, 12/1/2018	3,000,000		3,316,260
5%, 12/1/2024	1,000,000		1,027,200

Newberry Investing in Children's Education, Installment Purchase Revenue
(School District of Newberry County, South Carolina Project)
5.25%, 12/1/2020	1,000,000		1,045,930

South Carolina Jobs-Economic Development Authority,
Revenue:
Economic Development (Waste Management of
South Carolina Inc.) 3.30%, 11/1/2007	1,000,000		983,600
Hospital Facilities (Georgetown Memorial Hospital)
5.25%, 2/1/2021 (Insured; Radian)	1,250,000		1,291,325

South Carolina School Facilities 5%, 1/1/2009	1,000,000		1,049,020

Tennessee--0.0%

Shelby County Health Educational and Housing
Facilities Board, Revenue
(Saint Judes Children's Research) 5%, 7/1/2009	200,000		207,262

Texas--2.4%

Austin Independent School District
(Permanent School Fund Guaranteed)
5.70%, 8/1/2011	1,530,000		1,553,960

Dallas Fort Worth, International Airport Revenue
5.50%, 11/1/2031 (Insured; FGIC)	1,000,000		1,044,290

Harris County, Toll Road Revenue
6%, 8/1/2009 (Insured; FGIC)	5,150,000		5,587,235

Laredo Independent School District
(Permanent School Fund Guaranteed)
6%, 8/1/2009	1,000,000	b	1,085,620

Lewisville Independent School District Building Bonds
(Permanent School Fund Guaranteed):
7.50%, 8/15/2006	650,000		669,630
7.50%, 8/15/2007	600,000		641,484

Mission Consolidated Independent School District
(Permanent School Fund Guaranteed)
5.875%, 2/15/2008	1,690,000	b	1,780,753

Red River Education Finance Corp., Education
Revenue (The Hockaday School
Project) 5%, 5/15/2004	1,980,000		2,043,221

San Antonio Electric and Gas Revenue
General Improvement 5.90%, 2/1/2010	500,000	b	545,585

Texas Municipal Power Agency, Revenue
4.40%, 9/1/2011 (Insured; FGIC)	2,750,000		2,780,388

Utah--.7%

Intermountain Power Agency, Power Supply Revenue:
6%, 7/1/2008 (Insured; MBIA)	4,200,000		4,466,406
6.25%, 7/1/2009 (Insured; FSA)	750,000		818,520

Vermont--.7%

Burlington, Electric Revenue:
6.25%, 7/1/2011 (Insured; MBIA)	2,000,000		2,264,340
6.25%, 7/1/2012 (Insured; MBIA)	2,500,000		2,867,150

Virginia--1.5%

Chesterfield County Industrial Development Authority, PCR
5.875%, 6/1/2017	3,000,000		3,211,950

Louisa Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.25%, 12/1/2008	3,000,000		3,077,340

Newport News Industrial Development Authority, Revenue
(Advanced Shipbuilding Carrier) 5.50%, 9/1/2010	1,000,000		1,085,670

Richmond, GO Public Improvement
5%, 7/15/2011 (Insured; FSA)	1,200,000		1,286,256

Virginia Commonwealth Transportation Board
(Federal Highway Reimbursement Notes)
5%, 9/27/2012	2,000,000		2,156,820

Washington--.4%

Seattle Municipal Light and Power, Revenue
5.50%, 12/1/2010	1,000,000		1,081,050

Washington Public Power Supply System, Revenue
(Nuclear Project Number 1):
6%, 7/1/2006 (Insured; MBIA)	500,000		507,885
7%, 7/1/2008	380,000		413,824
7%, 7/1/2008	620,000		672,464

West Virginia--.6%

Monongalia County Building Commission, HR
(Monongalia General Hospital) 5.25%, 7/1/2020	4,415,000		4,578,046

Wisconsin--.2%

Kenosha, Waterworks Revenue
5%, 12/1/2012 (Insured; FGIC)	750,000		795,495

Wisconsin Health and Educational Facilities Authority,
Revenue (Aurora Medical Group Inc.)
5.75%, 11/15/2007 (Insured; FSA)	500,000		521,735

U.S. Related--4.5%

Puerto Rico Commonwealth:
6%, 7/1/2008	1,500,000		1,575,015
6.25%, 7/1/2011 (Insured; MBIA)	950,000		1,078,127
5%, 7/1/2012	2,000,000		2,075,420
6.25%, 7/1/2013 (Insured; MBIA)	1,380,000		1,604,416
Public Improvement 5%, 7/1/2012	5,000,000	b	5,381,250

Puerto Rico Commonwealth Highway and Transportation
Authority, Transportation Revenue:
6.25%, 7/1/2009 (Insured; MBIA)	150,000		164,286
5.875%, 7/1/2010 (Insured; MBIA)	1,405,000	b	1,562,234
5.875%, 7/1/2010 (Insured; MBIA)	2,595,000	b	2,885,406

Puerto Rico Electric Power Authority, Power Revenue:
6.50%, 7/1/2006 (Insured; MBIA)	625,000		636,731
5.25%, 7/1/2015 (Insured; MBIA)	2,000,000		2,209,940
5%, 7/1/2017 (Insured; MBIA)	3,940,000		4,242,907
5.25%, 7/1/2029 (Insured; FSA)	2,000,000		2,129,840

Puerto Rico Public Buildings Authority,
Government Facility Revenue:
6.25%, 7/1/2010 (Insured; AMBAC)	750,000		837,165
5.50%, 7/1/2014	1,000,000		1,082,370
5.50%, 7/1/2015	1,000,000		1,082,800
5.50%, 7/1/2016	2,000,000		2,210,380
5.75%, 7/1/2017	1,945,000		2,199,212

University of Puerto Rico, University Revenue
6.25%, 6/1/2008 (Insured; MBIA)	750,000		802,133

Total Long-Term Municipal Investments
(cost $694,904,714)			716,942,142

Short-Term Municipal Investments--4.7%

Florida--.3%

Alachua County Health Facilities Authority,
Continuing Care Retirement Community, Revenue
(Oak Hammock at the University of Florida Project)
3% (LOC; BNP Paribas)	1,800,000	d	1,800,000

Jacksonville Health Facilities Authority, HR
(Genesis Rehabilitation Hospital Project)
3% (LOC; Bank of America)	700,000	d	700,000

Iowa--0.0%

Grinnell, HR
(Grinnell Regional Medical Center Project)
3.08% (LOC; U.S. Bancorp)	100,000	d	100,000

Massachusetts--.2%

Massachusetts, GO (Central Artery/Ted Williams Tunnel
Infrastructure Loan Act of 2000) 3% (LOC;	1,400,000	d	1,400,000
Landesbank Baden Wuerttemberg)

Minnesota--.3%

Arden Hills, Health Care and Housing Revenue
(Presbyterian Homes of Arden Hills, Inc. Project)
3.05% (LOC; U.S. Bancorp)	2,000,000	d	2,000,000

Missouri--0.0%

Missouri Health and Educational Facilities
Authority, Educational Facility Revenue
(Southwest Baptist University Project)
3.05% (LOC; Bank of America)	200,000	d	200,000

Pennsylvania--.5%

Allegheny County Hospital Development Authority, HR
(Presbyterian-University Hospital)
3.11% (LOC; JPMorgan Chase Bank)	1,335,000	d	1,335,000

Philadelphia Hospitals and Higher Education Facility Authority, HR
(Children's Hospital of Philadelphia Project):
2.98% (Insured; MBIA and LOC; Westdeutsche Landesbank)	700,000	d	700,000
2.98% (Insured; MBIA)	1,600,000	d	1,600,000

Tennessee--.2%

Clarksville Public Building Authority, Pooled
Financing Revenue (Tennessee Municipal
Bond Fund) 3% (LOC; Bank of America)	1,600,000	d	1,600,000

Texas--1.4%

Southwest Higher Education Authority, Inc., Higher Education
Revenue (Southern Methodist University Project)
3% (LOC; Landesbank Hessen-Thurigen Girozentrale)	400,000	d	400,000

Texas, TRAN 4.50%, 8/31/2006	10,000,000		10,088,300

Washington--.9%

Washington Housing Finance Commission, Nonprofit Revenue
(Wesley Homes Project)
3.03% (LOC; Bank of America)	6,700,000	d	6,700,000

Wisconsin--.9%

Wisconsin Health and Educational Facilities Authority,
Revenue:
(Alverno College Project)
3.05% (LOC; Allied Irish Banks)	100,000	d	100,000
(ProHealth Care, Inc. Obligated Group)
3% (Insured; AMBAC and
LOC; JPMorgan Chase Bank)	6,400,000	d	6,400,000

Total Short-Term Municipal Investments
(cost $35,147,575)			35,123,300

Total Investments (cost $730,052,289)	101.2%		752,065,442

Liabilities, Less Cash and Receivables	(1.2%)		(8,605,320)

Net Assets	100.0%		743,460,122

Statement Of Financial Futures
		Market Value		Unrealized
		Covered		Appreciation
	Contracts	by Contracts ($)	Expiration	at 11/30/2005 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	55	5,836,016	December 2005	89,375
U.S. Treasury Futures 10 Year Note	295	32,076,641	December 2005	618,259
U.S. Treasury Futures 30 Year Bond	205	23,017,656	December 2005	532,430
				1,240,064

Notes to Statements of Investments:

a	Zero Coupon until a specified date, at which time the stated coupon rate becomes effective until maturity.
b These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c	Purchased on a delayed delivery basis.
d	Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Mellon National Short Term Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)

	Principal
Long-Term Municipal Investments--97.3%	Amount ($)		Value ($)

Alabama--4.0%

Alabama 5.25%, 6/1/2007	1,205,000		1,240,102

Alabama Water Pollution Control Authority,
Revolving Fund Loan
5%, 8/15/2007 (Insured; AMBAC)	1,000,000		1,027,630

Jefferson County:
Limited Obligation School Warrants
5%, 1/1/2007	2,500,000		2,536,350
Sewer Revenue Capital Improvement Warrants
5.125%, 2/1/2009 (Insured; FGIC)	3,000,000	a	3,174,390

Arizona--1.6%

Maricopa County Community College District
6.50%, 7/1/2006	1,510,000	a	1,553,971

Tucson, Water System Revenue
6%, 7/1/2006 (Insured; MBIA)	1,500,000	a	1,539,360

California--8.2%

Agua Caliente Band of Cahuilla Indians, Revenue:
4%, 7/1/2006	200,000		200,720
4.60%, 7/1/2008	800,000		805,712

California, Economic Recovery
5%, 7/1/2008	2,500,000		2,595,950

California Department of Water Resources, Power
Supply Revenue
5.50%, 5/1/2008	3,500,000		3,666,915

California Pollution Control Financing Authority,
PCR (Southern California Edison Co.)
2%, 3/1/2006	2,000,000		1,991,720

California Statewide Communities Development
Authority, Revenue (Kaiser Permanente):
3.85%, 8/1/2006	1,000,000		1,001,760
2.625%, 5/1/2008	2,000,000		1,942,220

Del Mar Race Track Authority, Revenue
5%, 8/15/2009	1,080,000		1,122,476

Santa Clara Transitional Authority, Sales Tax
Revenue 4%, 10/2/2006	3,000,000		3,021,570

Colorado--.5%

Colorado Health Facilities Authority, Revenue
(Evangelical Lutheran Hospital)
3.75%, 6/1/2009	1,000,000		990,940

Connecticut--1.8%

Mashantucket Western Pequot Tribe
6.50%, 9/1/2006	2,970,000	b	3,043,092

Mohegan Tribe of Indians, Gaming Authority, Priority
Distribution Payment Public Improvement
5%, 1/1/2008	500,000		513,910

Florida--6.1%

Escambia County Health Facilities Authority, Revenue
(Ascension Health Credit):
5%, 11/15/2006	1,000,000		1,015,700
5%, 11/15/2007	400,000		411,256

Florida Board of Education, Public
Education 5.375%, 6/1/2008	1,000,000		1,039,220

Highlands County Health Facilities Authority,
Hospital Revenue
(Adventist Health System/Sunbelt Obligated Group):
5%, 11/15/2007	500,000		513,355
5%, 11/15/2008	500,000		518,845

Orlando Utilities Commission, Water and Electric
Revenue 5%, 10/1/2006	2,500,000		2,536,000

Palm Beach County School District, TAN
4%, 9/28/2006	1,000,000		1,006,800

Pinellas County, Capital Improvement Revenue
4.50%, 1/1/2006	4,000,000		4,004,480

Saint Johns County Industrial Development
Authority, IDR (Professional Golf Hall
of Fame Project) 5.875%, 9/1/2006
(Insured; MBIA)	1,085,000	a	1,117,333

Georgia--.5%

Cobb County Development Authority , SWDR
(Georgia Waste Management Project) 3.65%, 4/1/2006	1,000,000	999,360

Illinois--1.5%

Chicago Transit Authority, Capital Grant Receipt Revenue
(Douglas Branch Reconstruction)
5%, 6/1/2007 (Insured; AMBAC)	2,000,000	2,003,120

Illinois (Sales Tax Revenue) 3.50%, 6/15/2006	1,000,000	1,001,530

Kansas--3.8%

Burlington, PCR (Kansas Gas and Electric Co. Project)
2.65%, 6/1/2006 (Insured; MBIA)	2,500,000	2,491,550

The Unified Government of Wyandotte County/ Kansas City
Tax Exempt Sales Tax Special Obligation Revenue
(Redevelopment Project Area B)
3.75%, 12/1/2012	5,000,000	5,012,250

Kentucky--1.6%

Kentucky Asset and Liability Commission,
General Fund Tax and RAN
4%, 6/28/2006	2,000,000	2,007,960

Kentucky Economic Development Finance Authority,
Health System Revenue (Norton Healthcare Inc.)
6.25%, 10/1/2012	1,000,000	1,081,110

Louisiana--1.0%

Jefferson Sales Tax District, Special Sales Tax Revenue
5%, 12/1/2005 (Insured; AMBAC)	900,000	900,045

Louisiana Local Government Environment
Facilities Community Development Authority,
Revenue (Kenner Road Project)
5%, 3/1/2006 (Insured; AMBAC)	1,050,000	1,054,326

Maryland--1.8%

Washington Suburban Sanitary District,
Sewage Disposal 5%, 6/1/2006	3,500,000	3,532,305

Massachusetts--5.0%

Marlborough, GO 4%, 6/15/2006	1,307,000		1,312,699

Massachusetts, Federal Highway Grant
Anticipation Notes
5.75%, 6/15/2012 (Insured; FSA)	2,000,000		2,191,580

Massachusetts College Building Authority, Project
Revenue 4%, 5/1/2006	535,000		536,589

Massachusetts Development Finance Agency, Revenue
(Combined Jewish Philanthropies)
3.50%, 2/1/2008	1,435,000		1,432,460

Massachusetts Health and Educational Facilities Authority,
Revenue:
(Partners HealthCare System Issue)
5.375%, 7/1/2017 (Insured; MBIA)	1,000,000		1,036,070
(Springfield College) 4%, 10/15/2007	1,220,000		1,228,467

Massachusetts Housing Finance Agency,
Housing Revenue
4.20%, 12/1/2010	2,075,000		2,077,033

Michigan--2.7%

Michigan, GO Notes
4.50%, 9/29/2006	1,000,000		1,009,980

Michigan Building Authority, Revenue (Facilities Program)
5.50%, 10/15/2006	1,250,000		1,275,050

Michigan Hospital Finance Authority, Revenue
(Oakwood Obligated Group)
5%, 11/1/2007	1,000,000		1,026,050

Michigan Municipal Bond Authority, Revenue
(Clean Water State Revolving Fund):
4.50%, 10/1/2006	1,000,000		1,010,560
5%, 10/1/2006	1,000,000		1,014,650

Minnesota--1.2%

Minnesota Housing Finance Authority,
Residential Housing 2.35%, 12/1/2006	2,000,000		1,969,320

Willmar Independent School District Number 347
5.15%, 2/1/2006	400,000	a	401,360

Mississippi--1.5%

Mississippi, Highway Revenue, Four
Lane Highway Program 5.25%, 6/1/2006		3,000,000		3,028,650

Montana--2.4%

Montana Board of Regents of Higher Education,
University of Montana Facilities
Improvement Revenue:
5.75%, 5/15/2010	(Insured; MBIA)	350,000	a	388,391
5.75%, 5/15/2024	(Insured; MBIA)	3,900,000		4,290,117

Nevada--1.0%

Clark County, PCR (Southern California Edison Co.)
3.25%, 3/2/2009		2,000,000		1,944,920

New Hampshire--1.0%

New Hampshire Business Finance Authority, SWDR
(Waste Management Inc. Project) 3.625%, 5/1/2006		2,000,000		1,998,440

New Jersey--2.1%

New Jersey Economic Development Authority,
Cigarette Tax Revenue
5.625%, 6/15/2017		2,000,000		2,052,760

New Jersey Transportation Trust Fund Authority
5%, 12/15/2006		1,000,000		1,016,430

University of Medicine and Dentistry, COP
6.75%, 12/1/2009 (Insured; MBIA)		1,050,000		1,053,108

New Mexico--.5%

Gallup, PCR (Tri-State Generation and
Transmission Association, Inc. Project)
5%, 8/15/2007' (Insured; AMBAC)		1,000,000		1,025,780

New York--6.8%

Long Island Power Authority,
Electric System General Revenue
5%, 12/1/2005		2,000,000		2,000,100

Metropolitan Transportation Authority,
Service Contract 5%, 1/1/2006		1,425,000		1,427,066

Municipal Assistance Corp. for the City
of New York 5.25%, 7/1/2006		1,415,000		1,432,376

New York City:
5.25%, 11/15/2007	2,095,000		2,169,729
5.20%, 8/1/2009 (Insured; XLCA)	2,000,000		2,075,820

New York City Educational Construction Fund, Revenue
5%, 4/1/2007 (Insured; MBIA)	1,000,000		1,022,200

New York City Industrial Development Agency,
Special Facility Revenue
(Terminal One Group Association Project)
5%, 1/1/2007	1,000,000	c	1,013,310

New York City Transitional Finance Authority, Revenue
(New York City Recovery) 5%, 11/1/2006	1,250,000		1,270,287

New York State Dormitory Authority, Revenue
(Lutheran Medical Center)
4%, 8/1/2007 (Insured; MBIA)	1,000,000		1,009,980

North Carolina--4.0%

Charlotte, Water and Sewer System Revenue
5.75%, 6/1/2010	2,000,000	a	2,204,120

Fayetteville, Public Works Commission Revenue
3.375%, 1/15/2007 (Insured; FSA)	2,000,000		1,998,160

Guilford County 4%, 10/1/2007	2,000,000		2,020,440

North Carolina 5.10%, 6/1/2006	1,000,000	a	1,024,640

North Carolina Eastern Municipal Power Agency,
Power System Revenue 5%, 1/1/2007	655,000		664,904

Ohio--.5%

Ohio Higher Education Capital Facilities,
GO 5.25%, 2/1/2008	1,025,000		1,065,334

Pennsylvania--6.3%

Dauphin County General Authority, School Revenue
3.25%, 6/1/2006	2,000,000		1,996,520

Lehigh County Industrial Development Center,
PCR (Peoples Electric Utility Corp.)
3.125%, 11/1/2008 (Insured; AMBAC)	1,250,000		1,239,375

Pennsylvania
5.125%, 9/15/2006 (Insured; AMBAC)	1,175,000		1,192,507

Pennsylvania Higher Educational Facilities Authority,
Revenue (University of Pennsylvania Health System):
4%, 8/15/2006	1,000,000		1,003,320
5%, 8/15/2007	1,000,000		1,021,610

Pennsylvania Industrial Development Authority, EDR
7%, 7/1/2007 (Insured; AMBAC)	440,000		464,204

Philadelphia, Gas Works Revenue
5%, 8/1/2007 (Insured; FSA)	1,555,000		1,596,550

Philadelphia Hospital and Higher Educational Facilities
Authority, Revenue (Jefferson Health System)
5.50%, 5/15/2007	1,495,000		1,535,843

Pittsburgh 5%, 9/1/2006 (Insured; MBIA)	2,500,000		2,531,375

Rhode Island--2.1%

Rhode Island, EDR, Department of Transportation
5%, 6/15/2006	2,000,000		2,018,440

Rhode Island Depositors Economic Protection Corp.
Special Obligation 6.40%, 8/1/2006 (Insured; FSA)	2,000,000		2,042,580

South Carolina--3.5%

Greenville County School District, Installment Purchase
Revenue (Building Equity Sooner for Tomorrow)
5%, 12/1/2007	1,000,000		1,028,630

School District Number 1 of Spartanburg County,
GO, BAN 5.25%, 11/16/2006	2,000,000		2,036,220

South Carolina Jobs and Economic Development
Authority, EDR (Waste Management of
South Carolina Inc. Project)
3.30%, 11/1/2007	4,000,000		3,934,400

Tennessee--2.5%

Humphreys Industrial Development Board, SWDR
(E.I. Dupont Denemours and Co. Project)
6.70%, 12/12/2005	2,000,000	a	2,021,900

Shelby County Health, Educational and Housing
Facilities Board, Revenue (Baptist Memorial
Healthcare) 4%, 9/1/2006	3,000,000		3,008,310

Texas--12.4%

Dallas Civic Center, Improvement
4.80%, 8/15/2011 (Insured; MBIA)	3,050,000		3,174,867

Grand Prairie Independent School District,
Tax School Building
(Permanent School Fund Guaranteed)
3.05%, 7/31/2007	3,000,000		2,983,740

Hays Consolidated Independent School District
5.375%, 8/15/2008	2,000,000	a	2,103,660

North Central Texas Health Facilities Development Corp.,
Health Resources System Revenue
4.70%, 2/15/2007 (Insured; MBIA)	1,400,000		1,420,972

North Texas Thruway Authority, Dallas North Thruway
System Revenue 5%, 7/1/2008 (Insured; AMBAC)	750,000		777,660

San Antonio, Electric and Gas Systems Junior Lien Revenue
3.55%, 12/1/2027	2,000,000	c	1,999,120

Spring Independent School District, Schoolhouse
5%, 8/15/2006 (Insured; FSA and SBPA; Dexia Bank)	2,000,000		2,021,720

Tarrant Regional Water District, Water Revenue	1,000,000		1,003,160
4.50%, 3/1/2006 (Insured; FSA)

Texas A & M University, Financing System Revenues
5.625%, 5/15/2006
(Insured; AMBAC)	2,500,000	a	2,528,225

Texas Public Finance Authority 5.75%, 10/1/2006	4,000,000	a	4,085,480

Texas Turnpike Authority, Central Texas Turnpike
System Revenue 5%, 6/1/2007	2,500,000		2,560,050

Utah--1.6%

Jordan School District (Local School Board
Program) 5.25%, 6/15/2007	3,000,000		3,087,150

Virginia--1.7%

Louisa Industrial Development Authority, PCR
(Virginia Electric and Power Co.)
5.25%, 12/1/2008	2,000,000		2,051,560

Peninsula Ports Authority, Coal Terminal Revenue
(Dominion Terminal Association Project)
3.30%, 10/1/2008	1,400,000		1,384,642

Washington--1.1%

Washington Public Power Supply System,
Revenue (Nuclear Project Number 3)
6%, 7/1/2007 (Insured; AMBAC)	2,050,000		2,132,677

Wyoming--1.0%

Uinta County, PCR
(Amoco Project) 2.25%, 7/1/2007	2,000,000		1,951,880

U.S. Related--4.0%

Commonwealth of Puerto Rico, Public Improvement
5%, 7/1/2006	1,000,000		1,008,540

Puerto Rico Electric Authority, Power Revenue
4%, 7/1/2008	500,000		503,040

Puerto Rico Highway and Transportation Authority,
Highway Revenue
5%, 7/1/2006	2,500,000		2,521,350

Puerto Rico Municipal Finance Agency
4%, 8/1/2006 (Insured; FSA)	1,355,000		1,361,965

Puerto Rico Public Buildings Authority
(Government Facilities) 4.50%, 7/1/2007	2,500,000		2,525,000

Total Long-Term Municipal Investments
(cost $193,662,125)			192,792,505

Short-Term Municipal Investments--2.5%

Florida--.1%

Alachua County Health Facilities Authority,
Continuing Care Retirement Community Revenue
(Oak Hammock at The University of Florida
Project)
3% (LOC; BNP Paribas)	300,000	d	300,000

Missouri--.6%

Missouri Development Finance Board, LR
(Missouri Association of Municipal Utilities
Lease Financing Program)
3.05% (LOC; U.S. Bank NA)	100,000	d	100,000

Missouri Health and Educational Facilities Authority,
Health Facilities Revenue (Saint Francis
Medical Center)
3% (LOC; Bank of America)	1,000,000	d	1,000,000

Pennsylvania--.3%
The Hospitals and Higher Education Facilities
Authority of Philadelphia, HR
(The Children's Hospital of Philadelphia Project)
2.98% (Insured; MBIA and LOC; Westdeutsche Landesbank)	600,000	d	600,000
Texas--1.5%
Texas, TRAN 4.50%, 8/31/2006	3,000,000		3,026,490
Total Short-Term Municipal Investments
(cost $5,032,820)			5,026,490
Total Investments (cost $198,694,945)	99.8%		197,818,995
Cash and Receivables (Net)	.2%		386,840
Net Assets	100.0%		198,205,835
Notes to Statement of Investments:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, this security amounted to $3,043,092 or 1.5% of net assets.
c Purchased on a delayed delivery basis.
d Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports filed with the Securities and Exchange Commission on Form N-CSR.

Mellon Pennsylvania Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--99.3%	Amount ($)		Value ($)

Alabama--.6%

Jefferson County, Limited Obligation
School Warrant 5.50%, 1/1/2021	3,500,000		3,764,355

Arizona--.2%

University Medical Center Corp.,
HR 5.25%, 7/1/2015	1,160,000		1,228,126

California--4.6%

Agua Caliente Band Cahuilla Indians,
Revenue 6%, 7/1/2018	1,500,000		1,612,260

Alameda Corridor Transportation Authority, Revenue
0/5.25%, 10/1/2021 (Insured; AMBAC)	2,000,000	a	1,486,200

California:
5.50%, 6/1/2010	415,000	b	449,694
5.25%, 11/1/2017	2,500,000		2,684,450
5%, 5/1/2019	5,000,000		5,274,500
5.50%, 6/1/2020	1,585,000		1,684,427
5.50%, 11/1/2033	6,300,000		6,779,871

Foothill/Eastern Transportation
Corridor Agency, Toll Road Revenue:
0/5.875%, 1/15/2027 (Insured; MBIA)	6,000,000	a	5,435,160
0/5.875%, 1/15/2029 (Insured; MBIA)	2,000,000	a	1,803,580
5.75%, 1/15/2040	2,000,000		2,042,740

Colorado--.6%

Northwest Parkway Public Highway
Authority, Senior Revenue
0/5.70%, 6/15/2021 (Insured; AMBAC)	5,000,000	a	4,171,700

Florida--.2%

Miami-Dade County, Subordinate Special Obligation
0/5%, 10/1/2035	1,500,000	a	1,286,715

Georgia--.2%

Burke County Development Authority, PCR
(Georgia Power Co. Plant Vogtle Project)
4.75%, 5/1/2034 (Insured; FGIC)	1,525,000		1,523,765

Illinois--.6%

Illinois Educational Facilities
Authority (University of Chicago)
5.25%, 7/1/2011	1,960,000	2,063,214

Illinois Finance Authority, Revenue
(Peoples Gas Light and Coke Co.)
4.30%, 6/1/2016 (Insured; AMBAC)	2,000,000	2,016,340

Kentucky--.3%

Kentucky Property and Buildings
Commission, Revenue (Project
Number 68) 5.75%, 10/1/2010	1,500,000	1,643,280

Massachusetts--.5%

Massachusetts Housing Finance Agency,
Housing Revenue
5.125%, 12/1/2034	350,000	352,999

Massachusetts Water Pollution Abatement Trust
(Pool Program Bonds)
5%, 8/1/2032	3,000,000	3,082,800

Michigan--.3%

Detroit City School District
5.25%, 5/1/2017 (Insured; FGIC)	2,000,000	2,197,460

Mississippi---.8%

Mississippi Hospital Equipment and Facilities
Authority, Revenue
(Baptist Memorial Health) 5%, 10/1/2008	5,000,000	5,162,350

Missouri--.1%

Missouri Housing Development
Commission, SFMR
6.40%, 9/1/2029	690,000	704,683

New Hampshire--.2%

New Hampshire Business Finance
Authority, PCR (Central Maine
Power Co.) 5.375%, 5/1/2014	1,015,000	1,071,393

New Jersey---2.2%

Garden State Preservation Trust
(Open Space and Farmland):
5.80%, 11/1/2019 (Insured; FSA)	4,805,000	c	5,495,863
5.80%, 11/1/2021 (Insured; FSA)	2,000,000	c	2,293,540
5.80%, 11/1/2023 (Insured; FSA)	2,000,000	c	2,293,540

New Jersey Economic Development
Authority, Cigarette Tax Revenue
5.75%, 6/15/2029	4,000,000		4,196,480

New York--1.4%

New York City Transitional
Finance Authority, Revenue
(Future Tax Secured)
5.50%/14%, 11/1/2026	4,000,000	d	4,347,640

New York Counties Tobacco Trust IV,
Tobacco Settlement Pass-Through
5%, 6/1/2045	805,000		736,189

New York State Dormitory
Authority, Revenue:
(Mental Health Services Facilities):
6%, 2/15/2007	20,000	b	21,022
6%, 8/15/2007	2,480,000		2,584,309
(School Program)
5.25%, 7/1/2011	1,200,000		1,268,880

North Carolina--.5%

North Carolina Eastern Municipal
Power Agency,
Power System Revenue:
5.30%, 1/1/2015	1,500,000		1,593,090
5.125%, 1/1/2023	1,500,000		1,539,345

Ohio--.9%

Cuyahoga County, Revenue
(Cleveland Clinic Health System)
6%, 1/1/2016	5,000,000		5,541,650

Pennsylvania--71.9%

Allegheny County Hospital
Development Authority, Revenue:
(Pittsburgh Mercy Health System)
5.60%, 8/15/2006
(Insured; AMBAC)	2,135,000		2,170,420

(University of Pittsburgh
Medical Center):
4.95%, 12/1/2007
(Insured; MBIA)	690,000	703,834
5.15%, 12/1/2009
(Insured; MBIA)	750,000	765,037
5%, 6/15/2014	9,720,000	10,303,200

Allegheny County Port Authority,
Special Transportation Revenue:
5.50%, 6/1/2008
(Insured; MBIA)	4,000,000	4,203,640
5.375%, 3/1/2011
(Insured, FGIC)	2,500,000	2,714,875
5.50%, 3/1/2014
(Insured; FGIC)	2,500,000	2,736,525
5.50%, 3/1/2016
(Insured; FGIC)	1,360,000	1,481,312

Allegheny County Sanitary Authority,
Sewer Revenue 5%, 12/1/2018 (Insured; MBIA)	2,560,000	2,731,264

Athens Area School District
4.75%, 4/15/2011 (Insured; FGIC)	1,740,000	1,839,371

Blair County:
5.375%, 8/1/2015
(Insured; AMBAC)	1,880,000	2,089,169
5.375%, 8/1/2016
(Insured; AMBAC)	1,980,000	2,206,255

Carlisle Area School District
5%, 3/1/2012 (Insured; MBIA)	1,295,000	1,389,781

Central York School District:
5%, 6/1/2012 (Insured; FGIC)	2,305,000	2,479,535
5.50%, 6/1/2014 (Insured; FGIC)	1,000,000	1,101,610

Chester County 5%, 8/15/2018	4,545,000	4,856,469

Coatesville Area School District
5.25%, 8/15/2019 (Insured; FSA)	8,000,000	8,664,480

Conestoga Valley School District:
5%, 5/1/2010 (Insured; FGIC)	2,070,000	2,197,098
5%, 5/1/2011 (Insured; FGIC)	1,500,000	1,604,415

Conrad Weiser Area School District:
5.20%, 12/15/2010
(Insured; MBIA)	1,000,000	1,010,390
5.25%, 12/15/2014
(Insured; MBIA)	3,890,000	3,931,390

Cumberland County Municipal
Authority, College Revenue
(Dickerson College):
5.25%, 11/1/2008
(Insured; AMBAC)	1,000,000		1,051,600
5.25%, 11/1/2009
(Insured; AMBAC)	1,170,000		1,246,202

Delaware County Authority,
College Revenue
(Haverford College):
5.875%, 11/15/2021	1,500,000		1,655,745
5.75%, 11/15/2025	3,000,000		3,281,670

Delaware County Regional
Water Quality Control
Authority, Sewer Revenue
4.75%, 5/1/2010 (Insured; FGIC)	1,945,000		2,044,681

Delaware River Joint Toll Bridge Commission,
Bridge Revenue 5.25%, 7/1/2017 (Insured; MBIA)	1,485,000		1,629,684

Downingtown Area School District:
5.25%, 2/1/2008	300,000		311,997
5.375%, 2/1/2009	5,020,000		5,315,578

Erie County 5.375%, 9/1/2016
(Insured; MBIA)	2,445,000		2,668,742

Exeter Township School District
5.15%, 5/15/2010	1,990,000		2,007,174

Fleetwood Area School District
5%, 4/1/2011 (Insured; FGIC)	1,500,000		1,603,305

Harrisburg Authority, Resource Recovery
Facility Revenue
5%, 12/1/2013 (Insured; FSA)	4,000,000		4,269,640

Harrisburg Authority, School Revenue,
(Harrisburg Project)
5%, 4/1/2010 (Insured; FGIC)	2,500,000		2,651,100

Hazleton Area School District
6.50%, 3/1/2008 (Insured; FSA)	1,300,000		1,387,243

Kennett Consolidated School
District 5.50%,
2/15/2012 (Insured; FGIC)	1,310,000	b	1,441,563

Lancaster County Solid Waste
Management Authority, RRR:
5.25%, 12/15/2008
(Insured; AMBAC)	3,940,000		4,104,534

5.25%, 12/15/2009
(Insured; AMBAC)	4,230,000		4,449,156
5.25%, 12/15/2010
(Insured; AMBAC)	2,000,000		2,115,800

Lancaster County Vocational-
Technical School Authority, LR:
5.25%, 2/15/2009
(Insured; FGIC)	1,000,000		1,055,110
5.25%, 2/15/2010
(Insured; FGIC)	1,500,000		1,603,020

Lancaster Higher Education Authority,
College Revenue
(Franklin and Marshall College)
5.25%, 4/15/2016	1,815,000		1,940,634

Lehigh County General Purpose Authority,
Revenues (Good Shepherd Group)
5.25%, 11/1/2014	3,255,000		3,395,160

Lehigh County Industrial Development Authority, PCR
(Peoples Electric Utilities Corp. Project)
4.75%, 2/15/2027 (Insured; FGIC)	2,000,000		2,016,940

Lower Merion School District
5%, 5/15/2029	11,975,000		12,423,583

Montgomery County:
5%, 9/15/2010	1,165,000		1,243,696
5%, 9/15/2011	2,155,000		2,318,694

Montgomery County Higher Education
and Health Authority, HR
(Abington Memorial Hospital)
5%, 6/1/2007 (Insured; AMBAC)	2,940,000		3,009,531

Muhlenberg School District
5.375%, 4/1/2015 (Insured; FGIC)	1,000,000		1,086,900

North Pennsylvania School District
Authority, School Revenue
(Montgomery and Bucks County)
6.20%, 3/1/2007	860,000		873,063

North Wales Water Authority,
Water Revenue 5.40%,
12/1/2010 (Insured; FGIC)	1,000,000	b	1,000,060

Northampton County Higher
Education Authority,
Revenue (Lehigh University)
5.50%, 11/15/2011	2,500,000		2,751,650

Northeastern Hospital and Education
Authority, College Revenue
(Luzerne County Community College)
5.25%, 8/15/2007 (Insured; MBIA)	1,170,000		1,207,534

Northwestern Lehigh School District:
5%, 3/15/2009 (Insured; FSA)	1,190,000		1,247,894
5%, 3/15/2010 (Insured; FSA)	1,245,000		1,319,625

Owen J. Roberts School District
5.50%, 8/15/2018 (Insured; FSA)	1,440,000		1,573,416

Parkland School District:
5.25%, 9/1/2011 (Insured; FGIC)	2,220,000		2,409,277
5.375%, 9/1/2014 (Insured; FGIC)	3,110,000		3,449,146
5.375%, 9/1/2016 (Insured; FGIC)	1,490,000		1,661,320

Penn Manor School District
5.20%, 6/1/2012 (Insured; FGIC)	395,000		398,828

Pennsylvania:
5.25%, 10/15/2009	10,000,000		10,652,100
6%, 1/15/2010	2,500,000	b	2,760,900
5.25%, 10/15/2010	10,000,000		10,776,700
5.25%, 2/1/2011	7,850,000		8,478,628
5%, 1/1/2015	11,195,000	c	12,106,945
5%, 1/1/2018	5,000,000	c	5,370,650

Pennsylvania Economic Development
Financing Authority, SWDR
(Waste Management Inc. Project)
4.70%, 11/1/2014	5,000,000		5,029,900

Pennsylvania Higher Educational
Facilities Authority:
College and University Revenue:
(Allegheny College Project)
6.10%, 11/1/2008
(Insured; MBIA)	1,315,000		1,318,182
(Bryn Mawr College)
5.25%, 12/1/2012
(Insured; AMBAC)	3,000,000		3,282,630
(Drexel University):
5.30%, 5/1/2007
(Insured; MBIA)	875,000	b	916,151
5.50%, 5/1/2007
(Insured; MBIA)	1,275,000		1,313,875
5.30%, 5/1/2010
(Insured; MBIA)	3,035,000		3,173,396
(La Salle University)
5.50%, 5/1/2034	2,250,000		2,322,293
(Lafayette College Project)
6%, 5/1/2030	5,000,000		5,446,200

(State Systems)
5.75%, 6/15/2010
(Insured; AMBAC)	3,045,000		3,321,912
(State Systems Higher Education):
5%, 6/15/2010
(Insured; AMBAC)	2,785,000		2,957,419
5%, 6/15/2011
(Insured; AMBAC)	2,935,000		3,137,897
(Temple University)
5.25%, 4/1/2014 (Insured; MBIA)	2,500,000		2,622,275
(University of Scranton)
5.75%, 11/1/2016
(Insured; AMBAC)	1,690,000		1,856,752
(UPMC Health System):
5%, 1/15/2010	1,630,000		1,700,286
5.125%, 1/15/2011	1,550,000		1,632,507
5.25%, 8/1/2012
(Insured; FSA)	3,000,000		3,189,360
6%, 1/15/2022	2,500,000		2,709,375
Health Services
(University of Pennsylvania):
5.875%, 1/1/2006	2,000,000	b	2,024,460
5.60%, 11/15/2010 (Insured; MBIA)	2,000,000		2,157,320

Pennsylvania Housing Finance Agency:
(Single Family Mortgage):
5.35%, 10/1/2009	1,165,000		1,195,465
5.45%, 10/1/2010	3,025,000		3,131,298
5.50%, 10/1/2011	1,325,000		1,369,679
5.55%, 10/1/2012	325,000		326,865

Pennsylvania Industrial
Development Authority, EDR:
6%, 7/1/2008
(Insured; AMBAC)	5,600,000		5,955,208
5.80%, 1/1/2009
(Insured; AMBAC)	5,000,000		5,338,150
5.50%, 7/1/2012
(Insured; AMBAC)	5,335,000		5,876,823

Pennsylvania State University
5%, 3/1/2009	3,000,000		3,144,390

Pennsylvania Turnpike
Commission, Turnpike Revenue:
5%, 6/1/2009 (Insured; FGIC)	3,275,000		3,445,333
5%, 6/1/2011 (Insured; FGIC)	3,000,000		3,214,170
5.50%, 12/1/2011
(Insured; FGIC)	2,510,000		2,766,823
5.50%, 12/1/2012
(Insured; FGIC)	2,000,000		2,221,600
5.50%, 6/1/2015	1,500,000		1,646,040
5%, 12/1/2029 (Insured; AMBAC)	5,000,000		5,189,000

Perkiomen Valley School District:
5.25%, 3/1/2013 (Insured; FSA)	1,230,000		1,319,212
5.25%, 3/1/2014 (Insured; FSA)	1,290,000		1,383,564

Philadelphia:
5.25%, 3/15/2011
(Insured; FSA)	3,500,000		3,709,475
5.25%, 3/15/2012
(Insured; FSA)	235,000		249,065
5.25%, 3/15/2013
(Insured; FSA)	2,000,000		2,119,700
5.25%, 3/15/2014
(Insured; FSA)	1,000,000		1,059,850
Water and Wastewater Revenue:
5.625%, 6/15/2009
(Insured; AMBAC)	5,000,000		5,360,750
5.25%, 12/15/2012
(Insured; AMBAC)	10,000,000		10,925,800
5.25%, 7/1/2018
(Insured; FSA)	5,000,000		5,441,500
5%, 7/1/2023
(Insured; FSA)	1,690,000		1,773,266

Philadelphia Authority for Industrial
Development, Industrial and
Commercial Revenue
(Girard Estates Facilities Leasing
Project) 5%, 5/15/2019	2,400,000		2,439,696

Philadelphia Hospital and Higher
Education Facilities Authority,
Revenue (Jefferson Health
System) 5.50%, 5/15/2008	1,000,000		1,043,460

Philadelphia Parking Authority,
Parking Revenue:
5.25%, 2/1/2013
(Insured; AMBAC)	1,935,000		2,047,733
5.25%, 2/1/2014
(Insured; AMBAC)	2,040,000		2,158,850
Airport
5.75%, 9/1/2009
(Insured; AMBAC)	2,255,000		2,427,891

Philadelphia School District:
5%, 10/1/2008 (Insured; MBIA)	10,000,000		10,421,800
5.25%, 4/1/2009 (Insured; MBIA)	2,500,000	b	2,643,375
5.75%, 2/1/2011 (Insured; FSA)	4,000,000		4,396,200
5.75%, 2/1/2011 (Insured; FSA)	3,000,000	b	3,304,290
5.50%, 2/1/2012 (Insured; FSA)	1,770,000	b	1,947,071
5.50%, 2/1/2012 (Insured; FSA)	1,310,000	b	1,441,052
5%, 4/1/2017 (Insured; AMBAC)	5,000,000		5,335,900

Pittsburgh School District:
5.50%, 9/1/2016 (Insured; FSA)	4,000,000	4,492,000
5.50%, 9/1/2018 (Insured; FSA)	1,000,000	1,130,980

Saint Mary Hospital Authority,
Health System Revenue
(Catholic Health East)
5%, 11/15/2021	1,000,000	1,029,450

Scranton-Lackawanna Health
and Welfare Authority, Revenue:
(Community Medical Center Project):
5.50%, 7/1/2010
(Insured; MBIA)	3,035,000	3,200,286
5.50%, 7/1/2011
(Insured; MBIA)	3,195,000	3,369,000
(University of Scranton Project)
5.50%, 11/1/2007
(Insured; AMBAC)	3,040,000	3,162,846

Springfield School District
(Delaware County):
4.75%, 3/15/2010
(Insured; FSA)	1,145,000	1,202,307
4.75%, 3/15/2011
(Insured; FSA)	780,000	824,101
4.75%, 3/15/2012
(Insured; FSA)	1,085,000	1,150,436

State Public School Building Authority,
School Revenue:
(Lease-Philadelphia School District Project)
5%, 6/1/2029 (Insured; FSA)	5,000,000	5,143,250
(Tuscarora School District Project)
5.25%, 4/1/2017 (Insured; FSA)	1,035,000	1,114,447

Susquehanna Area Regional Airport
Authority, Airport System, Revenue:
5.375%, 1/1/2018	6,000,000	6,103,920
5.50%, 1/1/2020
(Insured; AMBAC)	4,370,000	4,663,839
5%, 1/1/2033
(Insured; AMBAC)	2,400,000	2,456,664

Swarthmore Borough Authority,
College Revenue:
5.50%, 9/15/2011	17,500,000	19,197,325
5.25%, 9/15/2017	1,000,000	1,076,410

University Area Joint Authority,
Sewer Revenue
5%, 11/1/2011 (Insured; MBIA)	1,430,000	1,535,448

Upper Darby School District, GO:
5%, 2/15/2010 (Insured; AMBAC)	1,100,000		1,164,878
5%, 5/1/2018 (Insured; FGIC)	2,870,000		3,061,974
5%, 5/1/2019 (Insured; FGIC)	3,000,000		3,188,610

Upper Merion Area School District
5%, 2/15/2019 (Insured; MBIA)	1,165,000		1,235,366

Upper Saint Clair Township School
District 5.20%, 7/15/2007	6,000,000	b	6,178,980

Wallenpaupack Area School District
5.50%, 3/1/2008
(Insured; FGIC)	2,090,000		2,186,704

Warwick School District, Lancaster
County 5.25%, 2/15/2011
(Insured; FGIC)	1,000,000		1,078,410

Wilson Area School District
5%, 2/15/2011 (Insured; FGIC)	1,910,000		2,039,422

Wilson School District:
5.375%, 5/15/2015
(Insured; FSA)	1,785,000		1,942,187
5.375%, 5/15/2016
(Insured; FSA)	1,500,000		1,628,520

Woodland Hills School District, GO
5%, 9/1/2014 (Insured; FSA)	1,400,000		1,514,044

York County 5%, 6/1/2017
(Insured; AMBAC)	1,100,000		1,167,760

York County Solid Waste and
Refuse Authority, Solid Waste
System Revenue
5.50%, 12/1/2014 (Insured; FGIC)	1,000,000		1,117,920

South Carolina--.7%

Greenville County School District,
Installment Purchase Revenue
(Building Equity Sooner for Tomorrow):
5.875%, 12/1/2012	2,000,000	b	2,278,080
5.50%, 12/1/2018	2,000,000		2,210,840

Texas--.3%

Cities of Dallas and Fort Worth,
Dallas/Fort Worth International
Airport Revenue,
Improvement 5.50%,
11/1/2031 (Insured; FGIC)	2,000,000		2,088,580

Virginia--1.9%

Industrial Development Authority of
the County of Charles City,
Solid Waste Disposal Facility Revenue
(USA Waste of Virginia, Inc. Project)
4.875%, 2/1/2009	6,600,000	6,744,870

Louisa Industrial Development
Authority, PCR (Virginia Electric
and Power Co.)
5.25%, 12/1/2008	5,000,000	5,128,900

U.S. Related--10.3%

Commonwealth of Puerto Rico,
Public Improvement:
5.50%, 7/1/2014
(Insured; MBIA)	7,500,000	8,405,925
5.50%, 7/1/2018
(Insured; FGIC)	9,545,000	10,853,333

Puerto Rico Electric Power
Authority, Power Revenue:
5.25%, 7/1/2014
(Insured; MBIA)	7,875,000	8,683,368
5.50%, 7/1/2017
(Insured; MBIA)	6,000,000	6,818,820
5.25%, 7/1/2029
(Insured; FSA)	5,000,000	5,324,600

Puerto Rico Highway and
Transportation Authority:
Highway Revenue:
Series Y, 6.25%, 7/1/2008
(Insured; MBIA)	1,295,000	1,387,748
Series Z, 6.25%, 7/1/2008
(Insured; MBIA)	1,000,000	1,071,620
5.50%, 7/1/2013
(Insured; FSA)	1,500,000	1,664,250
5.50%, 7/1/2013
(Insured; MBIA)	4,000,000	4,438,000
Transportation Revenue
5.25%, 7/1/2010	4,000,000	4,216,040

Puerto Rico Municipal Finance Agency:
5.50%, 8/1/2007	5,000,000	5,178,800
5.50%, 8/1/2009 (Insured; FSA)	7,090,000	7,598,708

Total Long-Term Municipal Investments
(cost $612,697,666)		634,312,598

Short-Term Municipal Investments--2.3%

Pennsylvania;
Lehigh County General Purpose Authority,
HR (Lehigh Valley Hospital)
2.93% (Insured; AMBAC)	1,700,000	e	1,700,000
Philadelphia Hospitals and Higher Education Facilities Authority,
HR (Children's Hospital of Philadelphia Project):
2.98% (Insured; MBIA)	4,700,000	e	4,700,000
2.98% (Insured; MBIA)	500,000	e	500,000
South Fork Municipal Authority,
HR (Conemaugh Health System Project)
2.93% (Insured; MBIA)	7,700,000	e	7,700,000
Total Short-Term Municipal Investments
(cost $14,600,000)			14,600,000
Total Investments (cost $627,297,666)	101.6%		648,912,598
Liabilities, Less Cash and Receivables	(1.6%)		(10,457,154)
Net Assets	100.0%		638,455,444
Notes to Financial Statements:

a Zero Coupon until a specified date, at which time, the stated coupon becomes effective until maturity
b These securities are prerefunded: the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
c Purchased on a delayed delivery basis.
d Subject to interest rate change on November 1, 2011.
e Securities payable on demand. Variable interest rate--subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Statement of Financial Futures
		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 11/30/2005 ($)

Financial Futures Sold Short

U.S. Treasury Futures 5 Year Note	50	5,305,469	December 2005	81,250

U.S. Treasury Futures 10 Year Note	265	28,814,609	December 2005	555,386

U.S. Treasury Futures 30 Year Bond	185	20,772,031	December 2005	480,486

				1,117,122

Mellon Massachusetts Intermediate Municipal Bond Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Long-Term Municipal Investments--95.3%	Amount ($)		Value ($)

Massachusetts--88.5%

Amesbury, GO 5%, 9/15/2013 (Insured; MBIA)	1,420,000		1,538,598

Auburn 5.125%, 6/1/2020 (Insured; AMBAC)	1,225,000		1,311,375

Bellingham 5.375%, 3/1/2014 (Insured; AMBAC)	1,685,000		1,836,970

Boston 5.75%, 2/1/2010	2,000,000		2,178,080

Boston Economic Development and Industrial Corp.,
Public Parking Facility 4.50%, 6/1/2010	3,000,000		3,102,480

Boston Water and Sewer Commission, Revenue:
9.25%, 1/1/2011	100,000		123,462
5%, 11/1/2019	2,170,000		2,307,101
5%, 11/1/2023	3,920,000		4,119,881

Brockton (Municipal Purpose Loan)
5%, 6/1/2019 (Insured; AMBAC)	1,430,000		1,520,605

Burlington:
5.25%, 2/1/2012	200,000		218,216
5.25%, 2/1/2013	250,000		274,457

Cambridge (Municipal Purpose Loan):
5%, 12/15/2011	510,000		551,560
4%, 1/1/2014	1,000,000		1,016,920

Cohasset:
5%, 6/15/2022	895,000		942,972
5%, 6/15/2023	895,000		940,359

Easton 6%, 9/15/2006	105,000		105,838

Everett:
6.125%, 12/15/2009 (Insured; MBIA)	1,000,000	a	1,109,000
5.375%, 12/15/2017 (Insured; FGIC)	1,250,000		1,380,800

Hingham (Municipal Purpose Loan) 5.375%, 4/1/2017	1,645,000		1,782,357

Holden (Municipal Purpose Loan)
6%, 3/1/2014 (Insured; FGIC)	1,000,000		1,105,050

Hopedale:
4%, 11/15/2013 (Insured; AMBAC)	250,000		253,917
5%, 11/15/2019 (Insured; AMBAC)	650,000		695,500

Lynn 5.25%, 2/15/2008 (Insured; MBIA)	1,500,000		1,561,560

Lynnfield (Municipal Purpose Loan):
5%, 7/1/2020	505,000		535,159
5%, 7/1/2021	525,000		555,187
5%, 7/1/2022	585,000		616,912
5%, 7/1/2023	585,000		615,619

Mansfield 5%, 8/15/2017 (Insured; AMBAC)	1,395,000		1,498,690

Marblehead:
5%, 8/15/2018	1,440,000		1,536,739
5%, 8/15/2022	1,750,000		1,846,547

Mashpee 5.625%, 11/15/2010 (Insured; FGIC)	500,000	a	553,990

Massachusetts:
6.50%, 8/1/2008	600,000		644,586
Zero Coupon, 12/1/2012 (Insured; XLCA)	1,770,000		1,904,414
Consolidated Loan:
5.75%, 6/1/2010	5,000,000	a	5,445,800
5.50%, 3/1/2012 (Insured; FSA)	2,000,000	a	2,187,760
5%, 8/1/2012 (Insured; MBIA)	420,000	a	448,711
5%, 8/1/2012 (Insured; MBIA)	1,580,000	a	1,700,522
5.25%, 11/1/2012	2,000,000	a	2,170,120
5.25%, 1/1/2013 (Insured; FSA)	1,300,000	a	1,411,475
5.25%, 10/1/2013	2,500,000	a	2,723,225
5%, 3/1/2022	1,800,000		1,888,920
5%, 3/1/2025	1,500,000		1,565,970
Federal Highway:
5.50%, 12/15/2009	5,000,000		5,369,250
5.75%, 6/15/2010	2,000,000		2,182,760
5.75%, 6/15/2012 (Insured; FSA)	2,500,000		2,739,475
(Grant Anticipation Notes) 5.125%, 6/15/2015
(Insured; MBIA)	1,500,000		1,581,315
Special Obligation Revenue:
5.375%, 6/1/2011	6,350,000		6,898,196
5.50%, 6/1/2013	1,000,000		1,108,150
5.25%, 1/1/2014 (Insured; FGIC)	2,405,000	a	2,627,366

Massachusetts Bay Transportation Authority:
Assessment Revenue:
5.75%, 7/1/2010	1,835,000	a	2,009,692
5.75%, 7/1/2011	165,000		179,723
5.25%, 7/1/2014	1,045,000	a	1,150,670
5.25%, 7/1/2014	1,000,000	a	1,101,120
General Transportation System:
5.50%, 3/1/2009 (Insured; FGIC)	2,000,000		2,125,520
5.25%, 3/1/2015 (Insured; FGIC)	1,000,000		1,096,460
Sales Tax Revenue:
5.50%, 7/1/2016	2,500,000		2,810,625
5.25%, 7/1/2021	2,000,000		2,227,400

Massachusetts Development Finance Agency, Revenue:
(Boston University Issue) 5%, 10/1/2035 (Insured; AMBAC)	2,000,000		2,061,800
(College of Pharmacy and Allied Health):
5%, 7/1/2024 (Insured; Assured Guaranty)	2,750,000		2,823,645
5%, 7/1/2027 (Insured; Assured Guaranty)	1,000,000		1,019,030
5%, 7/1/2035 (Insured; Assured Guaranty)	2,000,000		2,024,220
(Combined Jewish Philanthropies) 5.25%, 2/1/2022	1,000,000		1,073,190
Education (Belmont Hill School) 5%, 9/1/2015	500,000		524,080
Higher Education (Smith College)
5.75%, 7/1/2010	1,000,000	a	1,103,740
(Massachusetts College of Pharmacy):
6%, 7/1/2008	310,000		326,480
6.40%, 1/1/2010	370,000	a	413,945
6.50%, 1/1/2010	395,000	a	443,407
6.30%, 7/1/2010	350,000		390,246
6.375%, 7/1/2023	1,000,000		1,116,560
(Milton Academy) 5%, 9/1/2019	1,000,000		1,061,450
Resource Recovery (Waste Management, Inc.)
6.90%, 12/1/2009	1,000,000		1,096,870
Solid Waste Disposal (Waste Management, Inc.)
5.45%, 6/1/2014	1,000,000		1,060,850
(Suffolk University) 5.85%, 7/1/2009	1,000,000	a	1,084,570

Massachusetts Education Loan Authority,
Education Loan Revenue 6.20%, 7/1/2013 (Insured; AMBAC)	295,000		295,737

Massachusetts Educational Financing Authority,
Education Loan Revenue 4.70%, 1/1/2010 (Insured; AMBAC)	715,000		719,883

Massachusetts Health and Educational
Facilities Authority, Revenue:
(Boston College) 5.125%, 6/1/2037	2,000,000		2,065,860
(Dartmouth-Hitchcock) 5.125%, 8/1/2022 (Insured; FSA)	2,000,000		2,123,600
(Jordan Hospital) 5%, 10/1/2010	500,000		504,925
(Northeastern University) 5.50%, 10/1/2009 (Insured; MBIA)	420,000		450,589
(Partners Healthcare Systems):
5.25%, 7/1/2013	1,595,000		1,675,324
5%, 7/1/2014	1,300,000		1,390,714
5%, 7/1/2016	1,045,000		1,098,797
5.125%, 7/1/2019	1,000,000		1,034,350
(Tufts University):
5.50%, 8/15/2014	1,000,000		1,117,120
5.50%, 2/15/2036	1,000,000		1,069,830
(UMass Memorial Issue):
5.25%, 7/1/2025	2,000,000		2,056,800
5%, 7/1/2033	1,000,000		990,350
(Wellesley College) 5%, 7/1/2024	1,000,000		1,048,360
(Winchester Hospital) 6.75%, 7/1/2010	1,600,000	a	1,802,064

Massachusetts Housing Finance Agency:
Housing:
4.20%, 12/1/2010	4,000,000		4,003,920
5%, 12/1/2026	1,165,000		1,176,650
5.125%, 12/1/2034	200,000		201,714
SFHR 6%, 6/1/2014 (Insured; MBIA)	370,000		373,711

Massachusetts Industrial Finance Agency, Revenue:
(Babson College) 5.75%, 10/1/2007 (Insured; MBIA)	555,000		578,754
(College of The Holy Cross)
5.50%, 3/1/2007 (Insured; MBIA)	1,145,000		1,173,934
(Concord Academy):
5.45%, 9/1/2017	500,000		519,910
5.50%, 9/1/2027	1,250,000		1,292,850
Electric Utility (Nantucket Electric Co.)
6.75%, 7/1/2006 (Insured; AMBAC)	1,400,000		1,427,384
(Saint John's School, Inc.) 5.70%, 6/1/2018	1,000,000		1,044,980
(The Tabor Academy) 5.40%, 12/1/2028	500,000		511,485
(Tufts University):
5.50%, 2/15/2007 (Insured; MBIA)	710,000		728,446
5.50%, 2/15/2011 (Insured; MBIA)	500,000		545,915
(Wentworth Institute of Technology) 5.55%, 10/1/2013	500,000		525,695
(Worcester Polytechnic) 5.35%, 9/1/2006 (Insured; MBIA)	850,000		863,235

Massachusetts Municipal Wholesale Electric Co.,
Power Supply System Revenue:
(Nuclear Project Number 4) 5.25%, 7/1/2012 (Insured; MBIA)	2,000,000		2,171,760
(Nuclear Project Number 5) 5%, 7/1/2011 (Insured; MBIA)	120,000		128,022

Massachusetts Port Authority, Revenue:
6%, 1/1/2010	2,500,000	a	2,759,150
5.75%, 7/1/2011	3,500,000		3,841,390
5.50%, 7/1/2014 (Insured; FSA)	1,265,000		1,341,570

Massachusetts School Building Authority,
Dedicated Sales Tax:
5%, 8/15/2015 (Insured; FSA)	1,900,000		2,053,577
5%, 8/15/2017 (Insured; FSA)	4,000,000		4,290,680
5%, 8/15/2018 (Insured; FSA)	1,100,000		1,175,383

Massachusetts Water Pollution Abatement Trust:
(Pooled Loan Program):
5.25%, 2/1/2009	500,000		527,730
5.625%, 8/1/2010	975,000	a	1,072,003
5.25%, 8/1/2011	335,000	a	360,165
5%, 8/1/2012	3,910,000	a	4,177,288
5.625%, 8/1/2013	25,000		27,328
5.25%, 2/1/2014	965,000		1,037,443
5.50%, 8/1/2014	30,000		32,313
5.25%, 8/1/2017	1,500,000		1,632,120
5%, 8/1/2018	75,000		79,295
5%, 8/1/2032	2,000,000		2,055,200
Water Pollution Abatement Revenue:
(New Bedford Loan Program) 5.25%, 2/1/2012	500,000		542,660
(South Essex Sewer District Loan Program) 6.375%, 2/1/2015	195,000		196,010

Massachusetts Water Resource Authority:
5.30%, 11/1/2006 (Insured; FGIC)	1,000,000	a	1,028,240
Series B, 5.50%, 8/1/2011 (Insured; FSA)	1,100,000		1,206,260
Series D, 5.50%, 8/1/2011 (Insured; MBIA)	1,000,000		1,096,600
6%, 8/1/2014 (Insured; MBIA)	1,000,000		1,154,910
5.25%, 8/1/2018 (Insured; FSA)	500,000		554,520
5.25%, 8/1/2019 (Insured; MBIA)	1,500,000		1,654,965
5.25%, 8/1/2021 (Insured; MBIA)	1,000,000		1,099,420

Mendon Upton Regional School District
6%, 6/1/2007 (Insured; FGIC)	600,000		624,030

Middleborough, GO:
5%, 12/15/2016	1,000,000	b	1,090,870
5%, 12/15/2018	1,275,000	b	1,379,002

Milton School:
5%, 3/1/2023	500,000		524,310
5%, 3/1/2024	500,000		523,150
5%, 3/1/2025	500,000		522,375

Northampton 5.125%, 10/15/2016 (Insured; MBIA)	1,985,000		2,171,332

Northbridge 5.25%, 2/15/2017 (Insured; AMBAC)	1,000,000		1,082,470

Pittsfield:
5%, 4/15/2012 (Insured; MBIA)	1,000,000		1,076,010
5.50%, 4/15/2014 (Insured; MBIA)	500,000		554,660

Quabbin Regional School District
6%, 6/15/2008 (Insured; AMBAC)	780,000		830,872

Randolph:
5%, 9/1/2017 (Insured; AMBAC)	1,045,000		1,126,447
5%, 9/1/2024 (Insured; AMBAC)	490,000		517,656

Sandwich, GO:
5.75%, 8/15/2010 (Insured; MBIA)	1,050,000	a	1,160,586
5%, 7/15/2015 (Insured; MBIA)	1,060,000		1,150,471

Somerville 6%, 2/15/2007 (Insured; FSA)	775,000		800,195

Springfield 5.50%, 8/1/2014 (Insured; FGIC)	1,500,000		1,654,230

University of Massachusetts Building Authority,
Project Revenue 5.50%, 11/1/2010 (Insured; AMBAC)	1,000,000	a	1,088,600

Uxbridge (Municipal Purpose Loan)
6.125%, 11/15/2007 (Insured; MBIA)	525,000		553,198

Westfield 6.50%, 5/1/2010 (Insured; FGIC)	735,000	a	830,778

Woburn, BAN 4.50%, 10/6/2006	2,500,000		2,525,950

Worcester:
5.625%, 8/15/2010 (Insured; FGIC)	1,000,000	a	1,099,940
5.25%, 8/15/2017 (Insured; MBIA)	1,000,000		1,099,340
(Municipal Purpose Loan)
6.25%, 7/1/2010 (Insured; MBIA)	755,000		840,715

U.S. Related--6.8%

Guam Economic Development Authority:
0/5.15%, 5/15/2011	250,000	c	227,982
0/5.20%, 5/15/2012	300,000	c	272,994
0/5.20%, 5/15/2013	1,175,000	c	1,062,811

Puerto Rico Commonwealth:
6%, 7/1/2008	2,500,000		2,625,025
6.25%, 7/1/2011 (Insured; MBIA)	1,050,000		1,191,614
Public Improvement:
5.50%, 7/1/2014 (Insured; MBIA)	500,000		560,395
5.50%, 7/1/2015 (Insured; FSA)	1,350,000		1,518,453

Puerto Rico Commonwealth Highway and
Transportation Authority:
Highway Revenue 6.25%, 7/1/2009 (Insured; MBIA)	1,000,000		1,095,240
Transportation Revenue:
5.25%, 7/1/2015 (Insured; FGIC)	1,905,000		2,082,222
5.25%, 7/1/2018 (Insured; FGIC)	2,500,000		2,709,450

Puerto Rico Electric Power Authority, Power Revenue:
5%, 7/1/2009	500,000		518,900
5%, 7/1/2017 (Insured; MBIA)	1,000,000		1,076,880

Puerto Rico Public Buildings Authority, Revenue
(Guaranteed Government Facilities)
4%, 7/1/2007 (Insured; MBIA)	1,050,000		1,060,721

Total Long-Term Municipal Investments (cost $220,569,857)			225,197,971

Short-Term Municipal Investments--4.3%

Massachusetts;

Massachusetts, GO (Central Artery/Ted Williams Tunnel
Infrastructure Loan Act):
3%	2,900,000	d	2,900,000
3%	800,000	d	800,000

Massachusetts Health and Educational Facilities Authority:
(Capital Asset Program Issue)
3.01% (LOC; Bank Of America)	2,000,000	d	2,000,000
(Amherst College Issue)
2.89%	200,000	d	200,000

North Andover, BAN 3.94%, 10/5/2006	4,250,000		4,276,520

Total Short-Term Municipal Investments (cost $10,184,865)			10,176,520

Total Investments (cost $230,754,722)	99.6%		235,374,491

Cash and Receivables (Net)	.4%		1,038,454

Net Assets	100.0%		236,412,945

		Statement Of Financial Futures

		Market Value		Unrealized
		Covered		Appreciation
	Contracts	by Contracts ($)	Expiration	at 11/30/2005 ($)

Financial Futures Sold Short
U.S. Treasury Futures 5 Year Note	20	2,122,188	December 2005	32,500
U.S. Treasury Futures 10 Year Note	90	9,786,094	December 2005	188,622
U.S. Treasury Futures 30 Year Bond	60	6,736,875	December 2005	155,833
				376,955

See notes to financial statements:

a These securities are prerefunded; the date shown represents the prerefunded date. Bonds which are prerefunded are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.
b Purchased on a delayed delivery basis.
c Zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity
d Securities payable on demand. Variable interest rate--subject to periodic change

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON BALANCED FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

Common Stocks--43.8%	Shares		Value ($)

Consumer Cyclical--4.2%
Aeropostale	17,500	[a]	435,225
Bed Bath & Beyond	22,760	[a]	970,942
Chico's FAS	26,420	[a]	1,165,386
Coach	13,800	[a]	475,134
Coldwater Creek	13,990	[a]	439,286
Home Depot	15,840		661,795
McDonald's	28,130		952,201
Nordstrom	41,880		1,544,534
Outback Steakhouse	9,300		374,604
Starbucks	55,300	[a]	1,683,885
Starwood Hotels & Resorts Worldwide	20,180		1,220,890
Target	21,640		1,157,956
Wal-Mart Stores	44,760		2,173,546
Walgreen	35,370		1,615,702
			14,871,086

Consumer Staples--3.4%
Altria Group	27,400		1,994,446
Archer-Daniels-Midland	29,660		699,086
Coca-Cola	14,760		630,104
Fortune Brands	9,440		735,942
General Mills	28,560		1,357,457
Kimberly-Clark	12,730		750,816
PepsiCo	37,500		2,220,000
Procter & Gamble	62,295		3,562,651
			11,950,502

Energy--4.2%
Amerada Hess	11,470		1,405,304
Apache	19,150		1,250,112
ConocoPhillips	37,920		2,294,539
Devon Energy	20,838		1,254,448
Exxon Mobil	78,450		4,552,454
Occidental Petroleum	24,860		1,971,398
Suncor Energy	16,930		963,148
XTO Energy	35,756		1,454,912
			15,146,315

Health Care--5.7%
Abbott Laboratories	34,130		1,287,042
Aetna	13,980		1,293,010
Amgen	31,310	[a]	2,533,918
Boston Scientific	56,290	[a]	1,490,559
HCA	15,400		785,246
Johnson & Johnson	33,030		2,039,603
Kinetic Concepts	9,300	[a]	362,235
Medtronic	26,320		1,462,602
Novartis, ADR	21,550		1,129,220
Pfizer	130,323		2,762,848
Sanofi-Aventis, ADR	17,800		715,738
UnitedHealth Group	53,800		3,220,468

Wyeth	31,140		1,294,178
			20,376,667

Interest Sensitive--9.6%
Allstate	16,910		948,651
American Express	13,620		700,340
American International Group	52,596		3,531,295
Bear Stearns Cos.	7,330		813,557
Capital One Financial	20,050		1,665,353
Citigroup	53,106		2,578,296
Commerce Bancorp/NJ	12,500		421,125
Fannie Mae	17,120		822,616
Freddie Mac	22,770		1,421,987
General Electric	115,460		4,124,231
Goldman Sachs Group	15,210		1,961,482
JPMorgan Chase & Co.	86,172		3,296,079
Lehman Brothers Holdings	11,330		1,427,580
MBNA	34,920		934,808
Morgan Stanley	14,280		800,108
PNC Financial Services Group	16,710		1,065,597
Radian Group	7,070		399,879
Simon Property Group	12,560		971,014
St. Paul Travelers Cos.	44,290		2,060,814
US Bancorp	40,586		1,228,944
Wachovia	15,867		847,298
Wells Fargo & Co.	35,080		2,204,778
			34,225,832

Producer Goods--4.7%
Air Products & Chemicals	16,680		986,956
Caterpillar	23,680		1,368,230
Cia Vale do Rio Doce, ADR	23,720		1,028,499
Cooper Industries, Cl. A	9,390		683,029
Freeport-McMoRan Copper & Gold, Cl. B	30,190		1,573,201
General Dynamics	7,190		821,817
Goodrich	7,900		304,308
Honeywell International	26,970		985,484
Inco	29,510	[a]	1,298,145
Ingersoll-Rand, Cl. A	20,800		824,304
ITT Industries	7,330		797,211
L-3 Communications Holdings	8,160		607,920
Pentair	18,720		715,104
PPG Industries	13,530		821,677
3M	12,650		992,772
Tyco International	45,670		1,302,508
United Technologies	30,220		1,627,045
			16,738,210

Retail-Computers & Electronics--.2%
Best Buy	14,700		709,128

Scientific Instruments--.2%
Fisher Scientific International	10,100	[a]	651,248

Services--2.2%
Allied Waste Industries	47,900	[a]	402,839
Cendant	60,220		1,070,109
McGraw-Hill Cos.	31,080		1,648,794
News, Cl. B	82,690		1,293,272
Sprint Nextel	80,116		2,006,105

Time Warner	79,590		1,431,028
			7,852,147

Technology--7.5%
ACCO Brands	1	[a]	23
Amdocs	29,110	[a]	769,377
Apple Computer	13,200	[a]	895,224
Cisco Systems	144,080	[a]	2,527,163
Corning	38,600	[a]	781,650
Danaher	20,910		1,160,505
Dell	63,180	[a]	1,905,509
eBay	46,940	[a]	2,103,381
Electronic Arts	10,910	[a]	614,888
EMC/Massachusetts	73,900	[a]	1,029,427
Google, Cl. A	2,900	[a]	1,174,471
Intel	100,940		2,693,079
International Business Machines	8,140		723,646
Linear Technology	26,140		975,283
Marvell Technology Group	13,000	[a]	722,020
Microsoft	192,420		5,331,958
Qualcomm	47,450		2,157,552
Symantec	62,340	[a]	1,101,548
			26,666,704

Utilities--1.9%
Ameren	9,120		478,435
AT&T	34,097		849,356
Constellation Energy Group	18,670		989,323
Entergy	12,330		863,100
Exelon	30,110		1,566,924
PPL	30,300		890,820
Telefonos de Mexico, ADR	49,600		1,112,528
			6,750,486

Total Common Stocks
(cost $107,223,563)			155,938,325

	Principal
Bonds and Notes--30.2%	Amount ($)		Value ($)

Asset-Backed Certificates/Automobile--.7%
Harley-Davidson Motorcycle Trust:
Ser. 2003-4, Cl. A2, 2.69%, 4/15/2011	670,000		652,254
Ser. 2005-3, Cl. A2, 4.41%, 6/15/2012	275,000		272,690
Honda Auto Receivables Owner Trust,
Ser. 2004-3, Cl. A4, 3.28%, 2/18/2010	910,000		877,235
Onyx Acceptance Grantor Trust,
Ser. 2005-A, Cl. A4, 3.91%, 9/15/2011	590,000		577,324
			2,379,503
Asset-Backed Certificates/Credit Cards--.5%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3, 4.77%, 2/16/2016	1,800,000		1,735,470

Asset-Backed/Other--.3%
Caterpillar Financial Asset Trust,
Ser. 2005-A, Cl. A4, 4.10%, 6/25/2010	755,000		742,239
CIT Equipment Collateral,
Ser. 2004-DFS, Cl. A2, 2.66%, 11/20/2006	36,317	[b]	36,190
CNH Equipment Trust,
Ser. 2005-A, Cl. A4B, 4.29%, 6/15/2012	275,000		271,028
			1,049,457

Bank & Finance--3.8%
American Express,
Notes, 4.75%, 6/17/2009	1,235,000		1,227,365
AXA Financial,
Sr. Notes, 7.75%, 8/1/2010	500,000		553,335
Bank of America,
Sr. Notes, 5.875%, 2/15/2009	750,000		770,967
Bear Stearns Cos.,
Notes, 4.50%, 10/28/2010	980,000		954,549
Caterpillar Financial Services,
Notes, Ser. F, 3.625%, 11/15/2007	810,000	[c]	791,648
CIT Group,
Debs, 5.875%, 10/15/2008	1,200,000		1,228,067
Countrywide Home Loans,
Notes, Ser. L, 3.25%, 5/21/2008	600,000		575,497
General Electric Capital,
Notes, Ser. A, 3.125%, 4/1/2009	220,000		208,291
Goldman Sachs Group,
Notes, 4.75%, 7/15/2013	1,000,000		964,940
HSBC Finance Corp.
Notes, 5.25%, 1/14/2011	1,000,000	[c]	997,700
KFW
Gov't Gtd. Notes, 3.75%, 1/24/2008	975,000		957,288
Landwirtschaftliche Rentenbank,
Gov't Gtd. Notes, 3.25%, 10/12/2007	895,000		871,128
Lehman Brothers Holdings,
Notes, 7%, 2/1/2008	875,000		912,519
Merrill Lynch & Co,
Notes, Ser. C, 4.125%, 9/10/2009	900,000	[c]	872,980
Morgan Stanley,
Unsub. Bonds, 6.75%, 4/15/2011	775,000		831,292
PNC Funding,
Sr. Notes, 4.50%, 3/10/2010	900,000	[c]	880,991
			13,598,557

Casinos--.3%
Seminole Tribe of Florida,
Notes, 5.798%, 10/1/2013	1,100,000	[b]	1,092,851

Commercial Mortgage Pass-Through Certificates--1.2%
Asset Securitization,
Ser. 1995-MD4, Cl. A1, 7.10%, 8/13/2029	79,873		81,396
CS First Boston Mortgage Securities,
Ser. 2005-C2, Cl. A2, 4.577%, 4/15/2037	450,000		440,192
GS Mortgage Securities II:
Ser. 1998-GLII, Cl. A2, 6.562%, 4/13/2031	2,375,000		2,449,884
Ser. 2005-GG4, Cl. A4, 4.761%, 7/10/2039	350,000		336,625
JP Morgan Chase Commercial Mortgage Securities:
Ser. 2005-CB11, Cl. A2, 5.016%, 8/12/2037	520,000		517,971
Ser. 2005-LDP2, Cl. AM, 4.78%, 7/15/2042	655,000		628,468
			4,454,536

Electric Power--.2%
FPL Group Capital,
Gtd. Debs., 6.125%, 5/15/2007	700,000		711,559

Food & Beverages--.2%
Archer-Daniels-Midland,
Notes, 5.375%, 9/15/2035	715,000		674,510

Foreign Governmental--.8%
Financement-Quebec,
Gov't Gtd. Notes, 5%, 10/25/2012	605,000		609,420
Province of Ontario:
Notes, 5.125%, 7/17/2012	500,000		514,142
Sr. Unsub. Bonds, 5.50%, 10/1/2008	465,000		476,532
Republic of Italy,
Bonds, 4%, 6/16/2008	710,000		698,992
United Mexican States,
Notes, 6.625%, 3/3/2015	500,000		541,250
			2,840,336

Media--.2%
British Sky Broadcasting,
Gtd. Notes, 6.875%, 2/23/2009	330,000		345,637
Comcast,
Bonds, 5.65%, 6/15/2035	515,000	[c]	467,370
			813,007

Real Estate--.4%
ERP Operating,
Notes, 6.95%, 3/2/2011	750,000		805,641
Liberty Property,
Sr. Notes, 7.25%, 3/15/2011	250,000		271,176
Mack-Cali Realty,
Notes, 7.75%, 2/15/2011	475,000		525,607
			1,602,424

Retail--.2%
Wal-Mart Stores,
Bonds, 5.25%, 9/1/2035	690,000		657,553

Residential Mortgage Pass-Through Certificates--.1%
Washington Mutual,
Ser. 2003-S4, Cl. 4A1, 4%, 2/25/2032	282,124		251,162

Technology--.2%
International Business Machines,
Debs., 7%, 10/30/2025	650,000		758,750

Telecommunications--.8%
Sprint Capital,
Notes, 8.375%, 3/15/2012	950,000		1,100,696
Univision Communications,
Gtd. Notes, 3.50%, 10/15/2007	1,150,000		1,114,651
Verizon New York,
Debs., Ser. B, 7.375%, 4/1/2032	500,000	[c]	514,571
			2,729,918

U.S. Government--7.3%
U.S. Treasury:
Bonds:
6.25%, 8/15/2023	3,390,000		3,967,758
6%, 2/15/2026	50,000		57,650
5.375%, 2/15/2031	1,095,000		1,203,471
Inflation Protection Securities,
3.375%, 1/15/2007	1,229,175	[d]	1,240,915
Notes:
4.375%, 5/15/2007	3,435,000	[c]	3,434,450

6%, 8/15/2009	5,270,000	[c]	5,554,475
4.125%, 8/15/2010	3,750,000	[c]	3,701,925
4.375%, 8/15/2012	350,000	[c]	347,879
4%, 11/15/2012	2,855,000	[c]	2,773,804
4.125%, 5/15/2015	2,280,000	[c]	2,208,020
4.25%, 8/15/2015	360,000	[c]	351,985
4.50%, 11/15/2015	1,230,000	[c]	1,230,566
			26,072,898

U.S. Government Agencies--3.0%
Federal Farm Credit Bank:
Bonds, 4.125%, 4/15/2009	855,000		839,273
Notes, 4.875%, 12/16/2015	620,000		617,987
Federal Home Loan Bank,
Bonds:
3.75%, 3/7/2007	130,000		128,532
4%, 4/25/2007	85,000		84,157
3.875%, 2/15/2008	760,000		747,049
4.25%, 5/16/2008	610,000		602,930
Ser. 571, 4.65%, 8/22/2008	425,000		422,964
Federal Home Loan Mortgage Corp.:
Bonds,
4.625%, 8/15/2008	550,000		547,569
Notes:
4.50%, 10/11/2007	520,000		516,345
4.625%, 12/19/2008	610,000		608,623
4.375%, 1/25/2010	840,000		826,094
4.75%, 12/8/2010	715,000		710,674
4.50%, 8/22/2007	655,000		651,756
4.625%, 9/15/2008	555,000		552,275
4.90%, 11/3/2008	730,000		727,774
Federal National Mortgage Association,
Notes:
4%, 5/9/2007	585,000		578,759
4.125%, 6/16/2008	590,000		581,663
4.50%, 8/15/2008	420,000		416,757
4.75%, 8/25/2008	425,000		423,777
			10,584,958

U.S. Government Agencies/Mortgage-Backed--10.0%
Federal Home Loan Mortgage Corp.:
5.50%, 9/1/2006-3/1/2035	3,864,027		3,851,686
8.50%, 6/1/2018	607,044		653,896
5%, 10/1/2018	1,239,072		1,223,584
7%, 8/1/2029	133,354		139,063
5.625%, 7/1/2031	146,489		148,998
6.50%, 8/1/2032	838,699		859,927
Federal National Mortgage Association:
7%, 6/1/2009-6/1/2032	525,286		544,696
8%, 2/1/2013	210,097		217,515
5%, 10/1/2018-8/1/2035	11,014,911		10,711,689
6%, 9/1/2019-3/1/2035	3,161,539		3,199,128
5.50%, 1/1/2020-7/1/2035	7,076,152		7,008,638
4.50%, 5/1/2020-7/1/2020	2,770,073		2,682,056
6.50%, 3/1/2017-6/1/2035	2,149,300		2,206,273
7.50%, 7/1/2032	225,273		236,606
Government National Mortgage Association I:
8%, 2/15/2008	143,495		146,724
6%, 10/15/2008-10/15/2033	708,879		720,913
9%, 12/15/2009	346,450		361,282

7%, 5/15/2023-11/15/2023	393,088		414,090
6.50%, 2/15/2024	231,710		241,411
7.50%, 3/15/2027	151,889		160,813
			35,728,988
Total Bonds and Notes
(cost $109,977,947)			107,736,437

Other Investments--26.3%	Shares		Value ($)

Registered Investment Companies:
Mellon Emerging Markets Fund,
Class M Shares	899,547	[e]	22,020,901
Mellon International Fund,
Class M Shares	2,103,737	[e]	35,174,487
Mellon Mid Cap Stock Fund,
Class M Shares	1,665,488	[e]	25,548,582
Mellon Small Cap Stock Fund,
Class M Shares	634,438	[e]	11,001,151
Total Other Investments
(cost $65,913,724)			93,745,121

Investment of Cash Collateral
for Securities Loaned--6.5%

Registered Investment Company;
Dreyfus Institutional Cash Advantage Plus Fund
(cost $23,189,082)	23,189,082	[f]	23,189,082

Total Investments (cost $306,304,316)	106.8%		380,608,965

Liabilities, Less Cash and Receivables	(6.8%)		(24,163,601)

Net Assets	100.0%		356,445,364

ADR - American Depository Receipts.
[a] Non-income producing.
[b] Securities exempt from registration under Rule 144A of the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At November 30, 2005, these securities amounted to $1,129,041 or approximately 0.3% of net assets.
[c] All or a portion of these securities are on loan. At November 30, 2005, the total market value of the fund's securities on loan is $22,475,113 and the total market value of the collateral held by the fund is $23,189,082.
[d] Principal amount for accrual purposes is periodically adjusted based on changes in the
Consumer Price Index.
[e] Investment in affiliated mutual fund.
[f] Investment in affiliated money market mutual fund.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

MELLON MONEY MARKET FUND
STATEMENT OF INVESTMENTS
November 30, 2005 (Unaudited)

	Principal
Bond Anticipation Notes--1.4%	Amount ($)	Value ($)

Camden County Improvement Authority
4.22%, 8/3/2006
(cost $9,300,000)	9,300,000	9,300,000

Negotiable Bank Certificates of Deposit--35.7%

Barclays Bank
4.11%, 1/17/2006	15,000,000	14,999,964
BNP Paribas NY (Yankee)
3.80%, 12/28/2005	15,000,000	14,999,692
Credit Suisse (Yankee)
4.04%, 12/13/2005	31,200,000	31,200,099
Deutsche Bank (Yankee)
4.17%, 1/12/2006	21,500,000	21,496,285
Dexia Bank NY Branch (Yankee)
3.93%, 12/27/2005	30,000,000	29,999,624
Fortis Bank (Yankee)
4.04% - 4.14%, 12/13/2005 - 12/21/2005	30,000,000	29,999,640
Lloyds TSB Bank (Yankee)
4.04%, 1/6/2006	10,000,000	9,999,969
Rabobank (Yankee)
3.62%, 12/28/2005	15,000,000	14,999,557
Royal Bank of Scotland (Yankee)
4.67%, 11/14/2006	7,000,000	7,005,265
Toronto Dominion Bank NY (Yankee)
3.50%, 12/29/2005	30,000,000	30,000,217
Wells Fargo Bank
4.03% - 4.09%, 12/9/2005 - 12/29/2005	32,000,000	32,000,000
Total Negotiable Bank Certificates of Deposit
(cost $236,700,312)		236,700,312

Commercial Paper--42.9%

AIG, Discount Notes
4.06%, 1/11/2006	30,000,000	29,862,650
Alaska Housing Finance Corp., Discount Notes
3.79%, 12/6/2005	15,160,000	15,152,104
American Express Credit Corp., Discount Notes
4.18%, 1/9/2006	30,000,000	29,865,125
Depfa Bank, Discount Notes
4.50%, 5/18/2006	20,000,000 [a]	19,588,400
General Electric Co., Discount Notes
4.05%, 1/5/2006	30,000,000	29,883,042
ING US Funding LLC, Discount Notes
4.02%, 12/2/2005	10,000,000	9,998,886
Oakland Alameda County
Coliseum Authority
4.08%, 12/8/2005	30,000,000	30,000,000
Prudential Funding, Discount Notes
4.02%, 12/20/2005	30,000,000	29,936,667
Salvation Army
3.95% - 4.40%, 12/13/2005 - 2/28/2006	27,145,000	27,145,000
Societe Generale NA Inc., Discount Notes
3.99%, 1/3/2006	30,000,000	29,891,375
Transmission Authority of
Northern California
3.75%, 12/1/2005	3,725,000	3,725,000

UBS Finance (De) Inc., Discount Notes
3.94%, 12/12/2005	30,000,000	29,964,158
Total Commercial Paper
(cost $285,012,407)		285,012,407

Mandatory Demand Notes--.7%

Grand Prairie Texas Sports Facility
Development Corp. Inc.
4.30%, 9/15/2010
(cost $4,605,000)	4,605,000 [b]	4,605,000

Variable Rate Demand Notes--19.1%

Bochasanwasi Shree Akshar Purushottam
Swaminaryan Sanstha
4.39%, 6/1/2021	6,050,000 [b]	6,050,000
Cleveland Ohio Airport System
4.10%, 1/1/2020	15,800,000 [b]	15,800,000
Cuyahoga County
4.27%, 6/1/2022	1,500,000 [b]	1,500,000
Eskaton Lodge Granite
4.05%, 6/1/2033	7,000,000 [b]	7,000,000
General Secretariat OAS
4.10%, 3/1/2033	4,370,000 [b]	4,370,000
Mullenix - St. Charles Properties LP
4.21%, 1/1/2028	7,000,000 [b]	7,000,000
New Jersey Economic
Development Authority
3.84%, 10/1/2021	19,300,000 [b]	19,300,000
New York State
Dormitory Authority
4.07%, 12/15/2014	10,300,000 [b]	10,300,000
New York State Housing
Finance Agency
4.08%, 11/15/2036	7,700,000 [b]	7,700,000
Pitney Road Partners
4.17%, 6/1/2021	6,300,000 [b]	6,300,000
Sacramento County
4.08%, 7/1/2022	14,400,000 [b]	14,400,000
Tulsa Oklahoma Airport
Improvement Trust
4.12%, 6/1/2023	17,150,000 [b]	17,150,000
Washington State Housing
Finance Commission
4.10% - 4.17%, 5/15/2035 - 3/1/2041	9,985,000 [b]	9,985,000
Total Corporate Notes	663490000
(cost $126,855,000)		126,855,000

Total Investments (cost $662,472,719)	99.8%	662,472,719

Cash and Receivables (Net)	0.2%	1,326,885

Net Assets	100.0%	663,799,604

[a] Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transaction exempt from registration, normally to qualified institutional buyers. At
November 30, 2005, these securities amounted to $19,588,400 or 3.0% of net assets.
[b] Variable interest rate - subject to periodic change.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange
Commission on Form N-CSR.

Mellon National Municipal Money Market Fund
Statement of Investments
November 30, 2005 (Unaudited)
	Principal
Tax Exempt Investments--100.5%	Amount ($)		Value ($)

Alabama--4.3%

Birmingham-Carraway Special Care Facilities
Financing Authority, Health Care Facilities Revenue
(Carraway Methodist Hospitals)
2.99% (LOC; Amsouth Bank)	15,000,000	a	15,000,000
Daphne-Villa Mercy Special Care Facilities
Financing Authority, Health Care Facilities Revenue
(Mercy Medical Project)
2.97% (LOC; Amsouth Bank)	4,200,000	a	4,200,000
Port City Medical Clinic Board,
Health Care Facilities Revenue
(Infirmary Health Systems)
3.06% (Insured; AMBAC and Liquidity Facility:
Bank of Nova Scotia and KBC Bank)	10,000,000	a	10,000,000

Arizona--.6%

Maricopa County Industrial Development Authority,
MFHR (Gran Victoria Housing LLC Project)
3.05% (Insured; FNMA)	3,900,000	a	3,900,000

Arkansas--.7%

Arkansas Development Finance Authority, Revenue
(Higher Education Capital Asset Program)
3.03% (Insured; FGIC and Liquidity Facility; Citibank)	4,500,000	a	4,500,000

Colorado--10.6%

Castlewood Ranch Metropolitan District, GO
2.26%, 12/1/2005 (LOC; U.S. Bank NA)	6,050,000		6,050,000
Colorado Educational and Cultural Facilities Authority,
Student Housing Facilities Revenue
(Campus Village Apartments Project)
3.03% (LOC; Citibank)	22,865,000	a	22,865,000
Colorado Health Facilities Authority,
Health Care Facilities Revenue
(Exempla Inc.) 2.98% (LOC; U.S. Bank NA)	9,755,000	a	9,755,000
Pinery West Metropolitan District Number 2
GO 3.23%, 11/1/2006 (LOC; U.S. Bank NA)	10,015,000		10,015,000
Westminster Economic Development Authority,
Tax Increment Revenue (North Huron Urban
Renewal) 3.05% (LOC; DEPFA Bank PLC)	22,650,000	a	22,650,000

Florida--3.9%

Broward County Housing Finance Authority MFHR, Refunding
(Waters Edge Project) 3.04% (Insured; FNMA)	6,740,000	a	6,740,000
Palm Beach School District,
Sales Tax Revenue, CP
2.70%, 12/8/2005 (LOC; Bank of America)	11,500,000		11,500,000
Sunshine State Governmental Financing Commission, Revenue
2.97% (Insured; AMBAC and Liquidity Facility; Dexia Credit Locale)	8,000,000	a	8,000,000

Georgia--10.7%

Atlanta, Water and Wastewater Revenue
3.03% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3,800,000	a	3,800,000
Burke County Development Authority,
PCR (Oglethorpe Power Corp.)
2.98% (Insured; FGIC and Liquidity Facility; Bayerische Landesbank)	12,595,000	a	12,595,000
Clayton County Housing Authority, MFHR, Refunding
(Chateau Forest Apartments) 3.07%
(Insured; FSA and Liquidity Facility; Societe Generale)	6,530,000	a	6,530,000
Conyers-Rockdale-Big Haynes Impoundment Authority,
Revenue 2.98% (Insured; FSA and Liquidity Facility; Wachovia Bank)	7,200,000	a	7,200,000
Dekalb County Housing Authority, MFHR, Refunding
(Wood Terrace Apartment Project)
3.07% (Insured; FNMA)	15,935,000	a	15,935,000
Marietta Housing Authority, MFHR, Refunding
(Summit) 3.06% (Insured; FNMA)	4,900,000	a	4,900,000
Municipal Electric Authority of Georgia, CP
2.75%, 12/2/2005 (LOC: Bayerische Landesbank,
Westdeutsche Landesbank and Wachovia Bank)
	21,627,000		21,627,000

Hawaii--3.9%

Honolulu City and County, Revenue, CP
2.65%, 12/8/2005 (LOC; Landesbank Hessen-Thuringen
Girozentrale)	26,400,000		26,400,000

Iowa--.3%

Iowa Higher Education Loan Authority,
Private College Facility Revenue (Loras College Project)
3.03% (LOC; ABN-AMRO)	2,300,000	a	2,300,000

Idaho--.9%

Idaho Health Facilities Authority, Health Care Facilities
Revenue (Aces-Pooled Financing Program)
3% (LOC; U.S. Bank NA)	6,000,000	a	6,000,000

Illinois--16.3%

Chicago, GO Notes:
2.20%, 12/8/2005 (LOC; State Street Bank and Trust Co.)	11,500,000		11,500,000
2.28%, 12/8/2005 (LOC; Bank of America)	2,700,000		2,700,000

Chicago Board of Education, GO
3% (Insured; FSA and Liquidity Facility; DEPFA Bank)	7,900,000	a	7,900,000
Illinois Development Finance Authority:
Health Care Facilities Revenue (Provena Health)
2.97% (Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	5,000,000	a	5,000,000
MFHR, Refunding (Orleans-Illinois Project)
3.09% (Insured; FSA and Liquidity
Facility; The Bank of New York)	12,000,000	a	12,000,000
Illinois Educational Facilities Authority, College and
University Revenue (Columbia College)
2.99% (LOC; Bank of Montreal)	9,705,000	a	9,705,000
Illinois Health Facilities Authority, Revenues:
(Decatur Memorial Hospital Project)
2.97% (Insured; MBIA and Liquidity Facility; Northern Trust Co.)	5,200,000	a	5,200,000
(Ingalls Memorial Hospital)
2.97% (LOC; Northern Trust Co.)	14,800,000	a	14,800,000
Revolving Fund Pooled Program
3% (LOC; Bank One)	5,800,000	a	5,800,000
(Rush Presbyterian Saint Luke's Medical Center)
3% (LOC; Northern Trust Co.)	3,000,000	a	3,000,000
(Swedish Covenant Hospital)
2.97% (Insured; AMBAC and Liquidity Facility Northern Trust Co.)	4,900,000	a	4,900,000
Regional Transportation Authority, Sales Tax Revenue,
Refunding 3% (Liquidity Facility; DEPFA Bank PLC)	27,500,000	a	27,500,000

Kansas--1.1%

Olathe, Health Care Facilities Revenue
3.03% (Insured; AMBAC and Liquidity Facility; Bank of America)	7,200,000	a	7,200,000

Kentucky--.6%

Breckinridge County, LR
(Kentucky Association Counties Leasing Trust)
2.98% (LOC U.S. Bank NA)	4,300,000	a	4,300,000

Louisiana--.9%

Plaquemines Port Harbor and Terminal District, Port
Port Facilities Revenue (International Marine Terminal Project)
2.59%, 3/15/2006 (LOC; KBC Bank)	5,750,000		5,750,000

Maine--.7%

Finance Authority of Maine, Private Schools Revenue
(Foxcroft Academy) 3.07% (LOC; Allied Irish Bank)	4,800,000	a	4,800,000

Massachusetts--4.6%

Massachusetts Health and Educational Facilities Authority, Revenue:
(Capital Asset Program Issue)
3.01% (LOC; Bank of Scotland)	14,300,000	a	14,300,000
(Children's Hospital Issue)
3% (Insured; AMBAC and Liquidity Facility; Bank of America)	11,400,000	a	11,400,000
Massachusetts Water Resources Authority, Water
Revenue, Refunding 2.98% (Insured; FGIC
and Liquidity Facility; Dexia Credit Locale)	5,550,000	a	5,550,000

Michigan--4.1%

Michigan Building Authority, Revenue, CP
2.90%, 12/14/2005 ( LOC: Bank of New York
and State Street Bank and Trust Co.)	18,000,000		18,000,000
Michigan Hospital Finance Authority,
Health Care Facilities Revenue (Hospital Equipment Loan Program)
2.98% (LOC; National City Bank)	4,700,000	a	4,700,000
Michigan Municipal Bond Authority, Revenue
3.95%, 8/18/2006	5,000,000		5,037,357

Nebraska--.1%

Lancaster County Hospital Authority,
Health Care Facilities Revenue
(Immanuel Health System)
3% (LOC; ABN-AMRO)	700,000	a	700,000

New Hampshire--1.1%

New Hampshire Business Finance Authority,
RRR, Refunding (Wheelabrator Concord)
3% (LOC; Wachovia Bank)	7,600,000	a	7,600,000

New Jersey--1.5%

New Jersey, TRAN
3.95%, 6/23/2006	10,000,000		10,065,481

New York--7.2%

Metropolitan Transportation Authority, Transportation Revenue, CP
2.75%, 12/1/2005 (LOC; ABM-AMRO)	25,000,000		25,000,000
New York City, GO
2.96% (Liquidity Facility; State Street Bank and Trust and Trust Co.)	3,000,000	a	3,000,000
2.97% (LOC; BNP Paribas)	20,860,000	a	20,860,000

Ohio--5.2%

Cleveland-Cuyahoga County Port Authority,
Culutural Facility Revenue (Cleveland Museum of Art Project)
3.05% (Liquidity Facility; JPMorgan Chase Bank)	20,000,000	a	20,000,000
Cuyahoga County, HR
3.09% (LOC; National City Bank)	15,000,000	a	15,000,000

Pennsylvania--3.9%

Lehigh County Industrial Development Authority, PCR
(Allegheny Electric Cooperative)
2.81% (LOC; Rabobank)	300,000	a	300,000
Luzerne County Convention Center Authority,
Hotel Room Rent Tax Revenue
3.05% (LOC; Wachovia Bank)	7,330,000	a	7,330,000
Philadelphia Hospitals and Higher Education Facilities
Authority, HR (Temple University)
3.03% (LOC; PNC Bank)	3,400,000	a	3,400,000

Westmoreland County Industrial Development Authority,
Health System Revenue (Excela Health Project)
3.03% (LOC; Wachovia Bank)	15,655,000	a	15,655,000

South Carolina--2.0%

Spartanburg County School District Number 001, GO Notes, BAN
5.18%, 11/16/2006	13,000,000		13,253,678

Tennessee--1.3%

Montogomery County Public Building Authority,
Pooled Financing Revenue (Tenessee County Loan Pool)
3.03% (LOC; Bank of America)	8,800,000	a	8,800,000

Texas--6.7%

Arlington, Dallas Cowboys Complex Special Obligations
Tax-Exempt Special Tax
3.08% (Insured; MBIA and Liquidity Facility; Depfa Bank PLC)	2,500,000	a	2,500,000
Grand Prairie Sports Facilities Development Corp., Inc.
Sales Tax Revenue, Refunding 3.05%, 9/15/2006
(Insured; FSA and Liquidity Facility; Dexia Credit Locale)	3,375,000		3,375,000
Harris County Flood Control District, CP
2.70%, 12/6/2005 (Liquidity Facility; Landesbank Hessen-Thuringen
Girozentrale)	5,000,000		5,000,000
Harris County Health Facilities Development Corp.,
HR (Texas Children's Hospital Project)
3% (Insured; MBIA and Liquidity Facility; JPMorgan Chase Bank)	8,700,000	a	8,700,000
Northside Independent School District, GO
(Permanent School Funding Guaranteed)
2.80%, 6/15/2006 (LOC; DEPFA Bank PLC)	10,000,000		10,000,000
Port of Port Arthur Navigation District of Jefferson County,
PCR (Texaco Inc. Project) 3%	5,300,000	a	5,300,000
Texas, TRAN 4.50%, 8/31/2006	10,000,000		10,108,900

Washington--5.1%

Seattle, Water System Revenue
2.85% (LOC; Bayerische Landesbank)	10,400,000	a	10,400,000
Snohomish County Public Utility District Number 1
Generation System Revenue, Refunding
2.98% (Insured; FSA and Liquidity Facility; Dexia Credit Locale)	15,100,000	a	15,100,000
Washington Public Power Supply System, Electric
Power and Light Revenue, Refunding:
(Nuclear Project Number 1)
2.98% (LOC; Bank of America)	3,600,000	a	3,600,000
(Nuclear Project Number 3)
2.98% (LOC; JPMorgan Chase Bank)	5,300,000	a	5,300,000

Wisconsin--2.2%

Wisconsin Health and Educational Facilities Authority,
Health Care Facilities Revenue:
(University of Wisconsin Medical Foundation)
2.97% (LOC; ABM-AMRO)	7,900,000	a	7,900,000
(Wheaton Franciscan Services Inc. System)
3.04% (LOC; Citibank)	7,000,000	a	7,000,000

Total Investments (cost $678,752,417)	100.5%		678,752,417

Liabilities, Less Cash and Receivables	(.5%)	(3,176,097)

Net Assets	100.0%	675,576,320

Summary of Abbreviations

ACA	American Capital Access
AGC	ACE Guaranty Corporation
AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation
ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes
BIGI	Bond Investors Guaranty Insurance
BPA	Bond Purchase Agreement
CGIC	Capital Guaranty Insurance Company
CIC	Continental Insurance Company
CIFG	CDC Ixis Financial Guaranty
CMAC	Capital Market Assurance Corporation
COP	Certificate of Participation
CP	Commercial Paper
EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
FSA	Financial Security Assurance
GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association
GO	General Obligation
HR	Hospital Revenue
IDB	Industrial Development Board
IDC	Industrial Development Corporation
IDR	Industrial Development Revenue
LOC	Letter of Credit
LOR	Limited Obligation Revenue
LR	Lease Revenue
MBIA	Municipal Bond Investors Assurance Insurance Corporation
MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue
RAC	Revenue Anticipation Certificates
RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants
RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency
SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes
TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes
XLCA	XL Capital Assurance

Summary of Combined Ratings (Unaudited)
Fitch	or	Moody's	or	Standard & Poor's	Value (%)*

F1+, F1		VMIG1, MIG1, P1		SP1+, SP1, A1+, A1	94.2
AAA, AA, A b		AAA, AA, A b		AAA, AA, A b	5.8
					100.0

* Based on total investments.
a	Securities payable on demand. Variable interest rate--subject to periodic change.
b	Notes which are not F, MIG and SP rated are represented by bond ratings of the issuers.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mellon Funds Trust

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

EXHIBIT INDEX

(a)	Certifications of principal executive and principal financial officers as required by Rule 30a-
2(a) under the Investment Company Act of 1940. (EX-99.CERT)